UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Corporate Bond Fund
Class A: ACCBX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class A)	$36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-A
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class C: ACCEX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class C)	$72	1.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-C
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R: ACCZX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R)	$49	0.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-R
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class Y: ACCHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class Y)	$23	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-Y
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R5: ACCWX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R5)	$21	0.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-R5
Invesco Corporate Bond Fund

Invesco Corporate Bond Fund
Class R6: ICBFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R6)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$3,949,975,710
Total number of portfolio holdings	1,591
Portfolio turnover rate	106%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.25%, 08/15/2035	1.13%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.75%
Mitsubishi UFJ Financial Group, Inc., 5.62%, 04/24/2036	0.47%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.47%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.44%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	0.41%
CVS Health Corp., 7.00%, 03/10/2055	0.39%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.38%
Energy Transfer L.P., 6.50%, 02/15/2056	0.36%
EMD Finance LLC, 4.38%, 10/15/2030	0.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-CBD-SAR-R6
Invesco Corporate Bond Fund

Invesco Global Real Estate Fund
Class A: AGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class A)	$74	1.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-SAR-A
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class C: CGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class C)	$112	2.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-SAR-C
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class R: RGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R)	$87	1.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-SAR-R
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class Y: ARGYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class Y)	$61	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-SAR-Y
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class R5: IGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R5)	$53	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-SAR-R5
Invesco Global Real Estate Fund

Invesco Global Real Estate Fund
Class R6: FGREX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Fund (Class R6)	$50	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$121,997,215
Total number of portfolio holdings	87
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.56%
Prologis, Inc.	4.60%
Digital Realty Trust, Inc.	3.88%
Equinix, Inc.	3.51%
Iron Mountain, Inc.	2.92%
Simon Property Group, Inc.	2.91%
Goodman Group	2.78%
Equity Residential	2.50%
AvalonBay Communities, Inc.	2.46%
Mitsui Fudosan Co. Ltd.	2.42%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GRE-SAR-R6
Invesco Global Real Estate Fund

Invesco Government Money Market Fund
Invesco Cash Reserve: AIMXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Invesco Cash Reserve)	$23	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-CR
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class A: ADAXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class A)	$26	0.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-A
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class AX: ACZXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class AX)	$23	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-AX
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class C: ACNXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class C)	$54	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-C
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class CX: ACXXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class CX)	$61	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-CX
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class R: AIRXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R)	$36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-R
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class Y: AIYXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class Y)	$16	0.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-Y
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Investor Class: INAXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Investor Class)	$16	0.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-INV
Invesco Government Money Market Fund

Invesco Government Money Market Fund
Class R6: INVXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R6)	$12	0.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$6,401,453,991
Total number of portfolio holdings	110
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	52.4%
8-30	4.4%
31-60	5.5%
61-90	5.7%
91-180	10.4%
181+	21.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GMKT-SAR-R6
Invesco Government Money Market Fund

Invesco High Yield Fund
Class A: AMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class A)	$51	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-A
Invesco High Yield Fund

Invesco High Yield Fund
Class C: AHYCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class C)	$90	1.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-C
Invesco High Yield Fund

Invesco High Yield Fund
Class Y: AHHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class Y)	$38	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-Y
Invesco High Yield Fund

Invesco High Yield Fund
Investor Class: HYINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Investor Class)	$51	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-INV
Invesco High Yield Fund

Invesco High Yield Fund
Class R5: AHIYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R5)	$35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-R5
Invesco High Yield Fund

Invesco High Yield Fund
Class R6: HYIFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R6)	$31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,165,068,613
Total number of portfolio holdings	334
Portfolio turnover rate	89%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	2.01%
Aircastle Ltd., 5.25%	1.26%
New Gold, Inc., 6.88%, 04/01/2032	1.02%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
Vistra Corp., Series C, 8.88%	1.00%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
Vodafone Group PLC, 4.13%, 06/04/2081	1.00%
EZCORP, Inc., 7.38%, 04/01/2032	0.97%
EchoStar Corp., 6.75% PIK Rate, 0.00% Cash Rate, 6.75%, 11/30/2030	0.87%
Telecom Italia Capital S.A., 7.72%, 06/04/2038	0.76%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
HYI-SAR-R6
Invesco High Yield Fund

Invesco Income Fund
Class A: AGOVX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class A)	$52	1.01%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-A
Invesco Income Fund

Invesco Income Fund
Class C: AGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class C)	$90	1.76%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-C
Invesco Income Fund

Invesco Income Fund
Class R: AGVRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R)	$65	1.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-R
Invesco Income Fund

Invesco Income Fund
Class Y: AGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class Y)	$39	0.76%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-Y
Invesco Income Fund

Invesco Income Fund
Class R5: AGOIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R5)	$35	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-R5
Invesco Income Fund

Invesco Income Fund
Class R6: AGVSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R6)	$31	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-R6
Invesco Income Fund

Invesco Income Fund
Investor Class: AGIVX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Investor Class)	$47	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$273,773,120
Total number of portfolio holdings	209
Portfolio turnover rate	102%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 09/01/2055	4.90%
Government National Mortgage Association, TBA, 5.50%, 09/01/2055	4.60%
U.S. Treasury Notes, 3.63%, 08/15/2028	2.92%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.25%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.73%
Government National Mortgage Association, TBA, 2.50%, 09/01/2055	1.71%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.67%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	1.57%
Benchmark Mortgage Trust, Series 2023-V3, Class AS, 7.10%, 07/15/2056	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
INC-SAR-INV
Invesco Income Fund

Invesco Real Estate Fund
Class A: IARAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class A)	$78	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-A
Invesco Real Estate Fund

Invesco Real Estate Fund
Class C: IARCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class C)	$115	2.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-C
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R: IARRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R)	$90	1.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-R
Invesco Real Estate Fund

Invesco Real Estate Fund
Class Y: IARYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class Y)	$66	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-Y
Invesco Real Estate Fund

Invesco Real Estate Fund
Investor Class: REINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Investor Class)	$75	1.51%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-INV
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R5: IARIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R5)	$59	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-R5
Invesco Real Estate Fund

Invesco Real Estate Fund
Class R6: IARFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R6)	$56	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$712,953,878
Total number of portfolio holdings	40
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	9.98%
Welltower, Inc.	9.21%
Digital Realty Trust, Inc.	5.46%
Prologis, Inc.	4.61%
Extra Space Storage, Inc.	4.44%
Equinix, Inc.	4.44%
Crown Castle, Inc.	4.36%
Iron Mountain, Inc.	3.92%
Simon Property Group, Inc.	3.24%
UDR, Inc.	3.09%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
REA-SAR-R6
Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund
Class A: LMTAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A)	$28	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-A
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class A2: SHTIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A2)	$23	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-A2
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class Y: LMTYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class Y)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-Y
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class R5: ALMIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R5)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-R5
Invesco Short Duration Inflation Protected Fund

Invesco Short Duration Inflation Protected Fund
Class R6: SDPSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R6)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$399,616,239
Total number of portfolio holdings	23
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity
(% of total investments)
10/15/2026	4.9%
1/15/2027	8.4%
4/15/2027	4.8%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.6%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.7%
7/15/2029	5.3%
10/15/2029	5.3%
1/15/2030	5.4%
4/15/2030	5.9%
7/15/2030	5.6%
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDIP-SAR-R6
Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund
Class A: STBAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class A)	$33	0.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-A
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class C: STBCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class C)	$51	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-C
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R: STBRX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R)	$51	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-R
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class Y: STBYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class Y)	$25	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-Y
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R5: ISTBX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R5)	$24	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-R5
Invesco Short Term Bond Fund

Invesco Short Term Bond Fund
Class R6: ISTFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R6)	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$2,065,468,714
Total number of portfolio holdings	869
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2027	2.26%
BX Trust, Series 2021-LGCY, Class A, 4.98%, 10/15/2036	1.21%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.08%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.93%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.78%
LG Electronics, Inc., 5.63%, 04/24/2027	0.73%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.62%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	0.57%
International Business Machines Corp., 4.80%, 02/10/2030	0.56%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
STB-SAR-R6
Invesco Short Term Bond Fund

Invesco SMA High Yield Bond Fund
SMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA High Yield Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$10,756,941
Total number of portfolio holdings	194
Portfolio turnover rate	73%
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Senior Loan ETF	2.92%
Maya S.A.S., 8.50%, 04/15/2031	2.00%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027	1.86%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034	1.46%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.31%
Carnival Corp., 6.13%, 02/15/2033	1.20%
Ball Corp., 4.25%, 07/01/2032	1.11%
Sunrise FinCo I B.V., 4.63%, 05/15/2032	1.10%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SMAHYB-SAR-NA
Invesco SMA High Yield Bond Fund

Invesco U.S. Government Money Portfolio
Invesco Cash Reserve: GMQXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-CR
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class C: GMCXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class C)	$80	1.58%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-C
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class R: GMLXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R)	$55	1.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-R
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class Y: OMBXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class Y)	$30	0.58%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-Y
Invesco U.S. Government Money Portfolio

Invesco U.S. Government Money Portfolio
Class R6: GMRXX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025
This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R6)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$1,155,412,231
Total number of portfolio holdings	86
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	58.1%
8-30	0.3%
31-60	5.1%
61-90	1.1%
91-180	12.7%
181+	22.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GMKT-SAR-R6
Invesco U.S. Government Money Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Corporate Bond Fund
Nasdaq:
A: ACCBX ■ C: ACCEX ■ R: ACCZX ■ Y: ACCHX ■ R5: ACCWX ■ R6: ICBFX

2	Schedule of Investments
29	Financial Statements
32	Financial Highlights
33	Notes to Financial Statements
41	Approval of Investment Advisory and Sub-Advisory Contracts
44	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–91.11%
Advertising–0.04%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$270,000	$274,503
7.50%, 03/15/2033(b)	270,000	275,001
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(c)	1,218,000	1,228,696
		1,778,200
Aerospace & Defense–1.69%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	1,996,000	2,059,290
5.50%, 03/26/2054(b)	1,428,000	1,396,418
Boeing Co. (The),
6.30%, 05/01/2029	2,240,000	2,379,703
6.39%, 05/01/2031	5,000	5,433
6.53%, 05/01/2034	3,157,000	3,459,354
5.81%, 05/01/2050	7,378,000	7,099,907
5.93%, 05/01/2060	53,000	50,958
General Dynamics Corp., 4.95%, 08/15/2035(c)	2,371,000	2,397,129
Hexcel Corp., 5.88%, 02/26/2035	714,000	728,509
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	465,000	476,488
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	617,000	636,277
5.75%, 01/15/2035(c)	1,927,000	2,000,010
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	2,719,000	2,809,964
5.60%, 07/31/2053(c)	1,778,000	1,731,031
Lockheed Martin Corp.,
4.40%, 08/15/2030	3,042,000	3,067,588
4.75%, 02/15/2034(c)	1,524,000	1,525,580
4.80%, 08/15/2034(c)	1,029,000	1,032,840
5.00%, 08/15/2035(c)	4,310,000	4,339,079
4.50%, 05/15/2036	130,000	125,450
4.15%, 06/15/2053	888,000	696,762
4.30%, 06/15/2062	948,000	738,524
5.90%, 11/15/2063	1,149,000	1,177,545
5.20%, 02/15/2064	84,000	76,441
Northrop Grumman Corp.,
4.03%, 10/15/2047	134,000	106,387
4.95%, 03/15/2053	1,508,000	1,343,262
RTX Corp.,
5.75%, 01/15/2029	1,904,000	1,999,688
6.00%, 03/15/2031	707,000	763,880
5.15%, 02/27/2033	2,249,000	2,311,301
6.10%, 03/15/2034(c)	2,378,000	2,582,594
6.40%, 03/15/2054(c)	2,015,000	2,182,362
Principal Amount		Value
Aerospace & Defense–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(b)	$1,876,000	$1,930,943
6.38%, 03/01/2029(b)	2,711,000	2,779,000
6.88%, 12/15/2030(b)	510,000	529,230
7.13%, 12/01/2031(b)	340,000	354,827
6.00%, 01/15/2033(b)(c)	1,137,000	1,150,578
6.38%, 05/31/2033(b)	7,400,000	7,516,839
6.25%, 01/31/2034(b)(c)	1,289,000	1,323,553
		66,884,724
Agricultural & Farm Machinery–0.44%
AGCO Corp.,
5.45%, 03/21/2027	224,000	227,035
5.80%, 03/21/2034(c)	1,596,000	1,644,192
CNH Industrial Capital LLC, 4.75%, 03/21/2028	1,143,000	1,156,137
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	1,756,000	1,767,730
5.63%, 07/01/2035(b)	2,798,000	2,827,580
6.38%, 07/01/2055(b)	4,000,000	4,017,897
John Deere Capital Corp.,
4.38%, 10/15/2030	3,157,000	3,183,766
5.10%, 04/11/2034	2,615,000	2,682,026
		17,506,363
Agricultural Products & Services–0.69%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	16,205,000	16,297,856
5.15%, 08/04/2035	8,781,000	8,807,907
Cargill, Inc.,
5.13%, 10/11/2032(b)(c)	803,000	831,342
4.75%, 04/24/2033(b)(c)	1,343,000	1,352,171
		27,289,276
Air Freight & Logistics–0.43%
GXO Logistics, Inc.,
6.25%, 05/06/2029(c)	2,030,000	2,130,009
6.50%, 05/06/2034	1,991,000	2,107,225
United Parcel Service, Inc.,
4.65%, 10/15/2030	4,377,000	4,475,340
5.15%, 05/22/2034(c)	1,976,000	2,037,019
5.25%, 05/14/2035(c)	1,198,000	1,228,680
5.50%, 05/22/2054(c)	5,325,000	5,114,496
5.95%, 05/14/2055	83,000	84,083
		17,176,852
Alternative Carriers–0.02%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	108,000	109,528
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	537,000	559,042
		668,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	$326,310	$132,123
Application Software–0.52%
Autodesk, Inc., 5.30%, 06/15/2035	1,793,000	1,825,637
Cadence Design Systems, Inc., 4.70%, 09/10/2034(c)	994,000	984,433
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	387,000	391,564
8.25%, 06/30/2032(b)	157,000	167,972
Fair Isaac Corp., 6.00%, 05/15/2033(b)	1,739,000	1,766,681
Intuit, Inc., 5.20%, 09/15/2033	2,521,000	2,615,477
Roper Technologies, Inc.,
4.45%, 09/15/2030	1,318,000	1,321,310
4.75%, 02/15/2032	395,000	397,992
4.90%, 10/15/2034(c)	2,166,000	2,145,043
5.10%, 09/15/2035	5,266,000	5,255,242
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	1,426,000	1,427,447
6.50%, 06/01/2032(b)	938,000	974,067
Synopsys, Inc., 5.70%, 04/01/2055(c)	1,117,000	1,097,748
		20,370,613
Asset Management & Custody Banks–1.00%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034(c)	5,619,000	5,702,923
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	579,000	578,890
5.15%, 05/15/2033(c)	2,621,000	2,695,643
5.20%, 04/15/2035(c)	5,419,000	5,485,854
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(d)	2,563,000	2,605,010
4.54%, 02/01/2029(c)(d)	930,000	941,277
4.98%, 03/14/2030(d)	476,000	489,320
5.06%, 07/22/2032(d)	2,072,000	2,135,130
5.83%, 10/25/2033(d)	983,000	1,050,735
4.71%, 02/01/2034(d)	729,000	726,696
5.19%, 03/14/2035(d)	449,000	458,185
5.32%, 06/06/2036(d)	2,064,000	2,117,518
Series J, 4.97%, 04/26/2034(c)(d)	1,119,000	1,130,312
Series G, 4.70%(d)(e)	1,365,000	1,365,559
BlackRock, Inc., 4.75%, 05/25/2033	2,537,000	2,576,701
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	4,484,000	4,649,288
Citadel L.P.,
6.00%, 01/23/2030(b)	382,000	398,160
6.38%, 01/23/2032(b)	836,000	880,820
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	1,671,000	1,678,166
Northern Trust Corp., 6.13%, 11/02/2032	1,321,000	1,439,125
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
5.34% (SOFR + 0.95%), 04/24/2028(f)	$31,000	$31,210
5.68%, 11/21/2029(d)	47,000	49,338
4.73%, 02/28/2030	91,000	93,069
4.83%, 04/24/2030	52,000	53,420
6.12%, 11/21/2034(d)	40,000	42,969
5.15%, 02/28/2036(d)	117,000	118,525
		39,493,843
Automobile Manufacturers–2.42%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	37,000	36,707
3.75%, 01/30/2031(b)(c)	2,490,000	2,299,663
American Honda Finance Corp., 4.60%, 04/17/2030	595,000	600,778
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)	3,133,000	3,140,025
5.00%, 10/12/2032(b)	10,126,000	10,135,145
5.63%, 01/13/2035(b)	6,030,000	6,201,275
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026(c)	2,519,000	2,552,472
2.70%, 08/10/2026	826,000	809,711
7.35%, 11/04/2027	1,988,000	2,070,372
5.92%, 03/20/2028	4,476,000	4,543,973
6.80%, 05/12/2028	3,136,000	3,257,725
6.80%, 11/07/2028	54,000	56,221
7.35%, 03/06/2030	48,000	51,129
7.20%, 06/10/2030(c)	1,674,000	1,779,357
Honda Motor Co. Ltd. (Japan),
4.69%, 07/08/2030	12,369,000	12,488,155
5.34%, 07/08/2035	13,294,000	13,372,028
Hyundai Capital America,
5.50%, 03/30/2026(b)	16,000	16,099
4.88%, 06/23/2027(b)(c)	3,336,000	3,366,239
5.00%, 01/07/2028(b)	4,566,000	4,629,682
5.35%, 03/19/2029(b)	12,000	12,323
5.30%, 01/08/2030(b)	2,054,000	2,116,016
5.80%, 04/01/2030(b)	100,000	104,817
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,711,000	2,766,977
Mercedes-Benz Finance North America LLC (Germany), 5.13%, 08/01/2034(b)(c)	4,274,000	4,292,322
Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030(b)(c)	633,000	591,810
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	19,000	19,334
5.35%, 01/09/2035(c)	7,489,000	7,737,115
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	3,038,000	3,099,164
4.60%, 06/08/2029(b)	55,000	55,032
5.60%, 03/22/2034(b)(c)	3,173,000	3,227,456
		95,429,122
Automotive Parts & Equipment–0.55%
BMW US Capital LLC (Germany),
4.50%, 08/11/2030(b)	1,238,000	1,239,547
5.20%, 08/11/2035(b)	3,325,000	3,308,403
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–(continued)
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	$3,634,000	$3,767,895
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	535,000	567,602
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	16,000	16,221
4.90%, 05/01/2033(b)	2,536,000	2,564,622
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	624,000	658,807
Magna International, Inc. (Canada), 5.88%, 06/01/2035	921,000	958,746
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	600,000	585,767
PHINIA, Inc.,
6.75%, 04/15/2029(b)	263,000	271,811
6.63%, 10/15/2032(b)	298,000	306,296
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	2,155,000	2,184,384
7.13%, 04/14/2030(b)	2,273,000	2,264,743
6.88%, 04/23/2032(b)(c)	3,050,000	2,926,876
		21,621,720
Automotive Retail–0.36%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)(c)	1,862,000	1,911,953
7.38%, 08/01/2033(b)(c)	2,190,000	2,246,513
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	425,000	413,734
AutoZone, Inc.,
4.75%, 08/01/2032(c)	858,000	859,867
5.20%, 08/01/2033	1,510,000	1,541,306
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(g)	546,770	620,815
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	601,000	583,571
6.38%, 01/15/2030(b)	559,000	573,809
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	295,000	289,879
8.25%, 08/01/2031(b)(c)	538,000	570,796
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	574,000	569,153
4.38%, 01/15/2031(b)(c)	617,000	586,805
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	3,444,000	3,447,710
		14,215,911
Biotechnology–0.63%
AbbVie, Inc.,
5.05%, 03/15/2034	1,054,000	1,074,155
4.88%, 11/14/2048(c)	1,088,000	982,564
5.40%, 03/15/2054	191,000	183,483
5.50%, 03/15/2064	3,198,000	3,075,136
Amgen, Inc.,
5.25%, 03/02/2030	1,659,000	1,718,969
4.40%, 05/01/2045	425,000	359,861
5.65%, 03/02/2053(c)	6,827,000	6,607,740
5.75%, 03/02/2063	5,101,000	4,906,459
Principal Amount		Value
Biotechnology–(continued)
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	$2,462,000	$2,558,460
5.55%, 10/15/2053	3,545,000	3,470,663
		24,937,490
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	276,000	271,457
Broadcasting–0.10%
Gray Media, Inc., 9.63%, 07/15/2032(b)	165,000	165,972
Paramount Global,
5.85%, 09/01/2043	1,589,000	1,430,520
4.95%, 05/19/2050	1,655,000	1,293,110
Univision Communications, Inc.,
8.00%, 08/15/2028(b)(c)	316,000	328,228
9.38%, 08/01/2032(b)	642,000	676,486
		3,894,316
Broadline Retail–0.15%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	2,726,000	2,894,194
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(b)	75,000	73,286
7.38%, 08/01/2033(b)	2,373,000	2,439,517
6.70%, 07/15/2034(b)	691,000	603,803
		6,010,800
Building Products–0.27%
Amrize Finance US LLC,
4.70%, 04/07/2028(b)	2,697,000	2,731,120
4.95%, 04/07/2030(b)(c)	1,894,000	1,933,884
5.40%, 04/07/2035(b)	3,385,000	3,436,259
Carrier Global Corp., 5.90%, 03/15/2034	632,000	674,102
Lennox International, Inc., 5.50%, 09/15/2028	1,293,000	1,340,158
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	575,000	568,861
		10,684,384
Cable & Satellite–0.78%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)(c)	345,000	342,536
6.38%, 09/01/2029(b)	198,000	201,148
4.75%, 02/01/2032(b)	234,000	217,211
4.50%, 05/01/2032	1,058,000	968,155
4.50%, 06/01/2033(b)(c)	860,000	767,774
4.25%, 01/15/2034(b)(c)	650,000	564,874
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034(c)	3,530,000	3,766,739
5.85%, 12/01/2035	3,383,000	3,390,270
5.75%, 04/01/2048	1,012,000	902,463
6.83%, 10/23/2055(c)	1,836,000	1,836,334
6.70%, 12/01/2055	2,937,000	2,903,599
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
5.50%, 11/15/2032(c)	$2,214,000	$2,334,746
3.45%, 02/01/2050	156,000	106,183
2.89%, 11/01/2051	192,000	115,112
6.05%, 05/15/2055(c)	7,108,000	7,196,150
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	721,000	729,909
5.80%, 12/15/2053(b)	2,785,000	2,476,769
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	288,000	286,782
10.00%, 02/15/2031(b)	286,000	284,497
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	112,000	114,842
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,200,000	1,182,376
		30,688,469
Cargo Ground Transportation–0.19%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	6,000	6,073
4.40%, 07/01/2027(b)	1,653,000	1,656,999
5.70%, 02/01/2028(b)	740,000	762,156
5.55%, 05/01/2028(b)(c)	2,057,000	2,121,870
6.05%, 08/01/2028(b)	1,516,000	1,586,860
6.20%, 06/15/2030(b)(c)	469,000	502,921
Ryder System, Inc., 4.90%, 12/01/2029	995,000	1,016,671
		7,653,550
Casinos & Gaming–0.03%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	652,000	618,416
Voyager Parent LLC, 9.25%, 07/01/2032(b)	545,000	575,518
		1,193,934
Commercial & Residential Mortgage Finance–0.50%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	1,241,000	1,296,738
6.75%, 10/25/2028(b)	1,805,000	1,924,494
4.80%, 10/24/2030(b)	6,495,000	6,494,617
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	552,000	566,842
7.13%, 02/01/2032(b)	531,000	553,902
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	1,821,000	1,864,134
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	302,000	291,501
Radian Group, Inc., 6.20%, 05/15/2029(c)	1,224,000	1,282,787
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	1,652,000	1,700,940
6.38%, 08/01/2033(b)	2,877,000	2,989,131
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	231,158
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)	555,000	577,838
		19,774,082
Principal Amount		Value
Commodity Chemicals–0.01%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	$540,000	$572,821
Communications Equipment–0.02%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	911,000	876,728
Computer & Electronics Retail–0.23%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035(c)	7,363,000	7,503,363
8.10%, 07/15/2036	149,000	180,835
Leidos, Inc., 5.75%, 03/15/2033	1,207,000	1,265,678
		8,949,876
Construction & Engineering–0.17%
AECOM, 6.00%, 08/01/2033(b)	6,461,000	6,598,942
Construction Machinery & Heavy Transportation Equipment– 0.87%
Caterpillar, Inc.,
5.20%, 05/15/2035(c)	2,469,000	2,531,085
5.50%, 05/15/2055	850,000	843,965
Cummins, Inc.,
4.70%, 02/15/2031	6,445,000	6,551,148
5.15%, 02/20/2034(c)	1,958,000	2,008,355
5.30%, 05/09/2035(c)	3,844,000	3,929,447
5.45%, 02/20/2054(c)	2,681,000	2,598,760
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	548,000	563,944
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030(c)	3,538,000	3,620,655
5.50%, 05/29/2035	11,272,000	11,570,135
		34,217,494
Construction Materials–0.14%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	2,340,000	2,367,296
6.13%, 07/31/2032(b)	3,254,000	3,304,811
		5,672,107
Consumer Electronics–0.09%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	1,598,000	1,629,265
5.63%, 04/24/2029(b)	1,692,500	1,763,025
		3,392,290
Consumer Finance–1.66%
American Express Co.,
5.65%, 04/23/2027(d)	56,000	56,462
4.73%, 04/25/2029(d)	2,441,000	2,481,410
5.65% (SOFR + 1.26%), 04/25/2029(f)	7,525,000	7,633,302
4.35%, 07/20/2029(d)	6,786,000	6,822,146
5.20% (SOFR + 0.81%), 07/20/2029(f)	10,112,000	10,133,695
5.53%, 04/25/2030(c)(d)	6,477,000	6,765,269
5.42% (SOFR + 1.02%), 01/30/2031(f)	709,000	712,742
5.02%, 04/25/2031(d)	5,398,000	5,548,060
4.92%, 07/20/2033(c)(d)	4,618,000	4,678,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Consumer Finance–(continued)
5.44%, 01/30/2036(d)	$2,617,000	$2,691,145
5.67%, 04/25/2036(c)(d)	3,403,000	3,557,266
Capital One Financial Corp., 7.15%, 10/29/2027(c)(d)	984,000	1,014,273
EZCORP, Inc., 7.38%, 04/01/2032(b)(c)	1,081,000	1,142,487
FirstCash, Inc., 6.88%, 03/01/2032(b)(c)	4,222,000	4,386,384
General Motors Financial Co., Inc., Series B, 6.50%(d)(e)	200,000	196,825
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)(c)	1,500,000	1,500,979
Navient Corp.,
5.00%, 03/15/2027	389,000	386,423
9.38%, 07/25/2030	173,000	191,228
OneMain Finance Corp.,
6.63%, 05/15/2029	360,000	370,633
4.00%, 09/15/2030	171,000	158,178
6.75%, 03/15/2032	260,000	266,494
7.13%, 09/15/2032	2,815,000	2,934,667
Synchrony Financial,
5.02%, 07/29/2029(d)	739,000	744,408
6.00%, 07/29/2036(d)	1,044,000	1,055,924
		65,429,277
Consumer Staples Merchandise Retail–0.14%
Dollar General Corp.,
5.00%, 11/01/2032(c)	518,000	522,659
5.50%, 11/01/2052(c)	1,531,000	1,429,674
Target Corp., 5.00%, 04/15/2035(c)	3,365,000	3,375,727
Walmart, Inc.,
4.90%, 04/28/2035	66,000	67,071
4.50%, 09/09/2052	88,000	76,374
		5,471,505
Copper–0.02%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	658,000	658,154
Distillers & Vintners–0.05%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	606,000	609,880
Constellation Brands, Inc.,
4.80%, 05/01/2030(c)	910,000	924,380
4.90%, 05/01/2033(c)	473,000	472,105
		2,006,365
Distributors–0.22%
Genuine Parts Co.,
6.50%, 11/01/2028	2,950,000	3,142,322
4.95%, 08/15/2029	2,219,000	2,266,027
6.88%, 11/01/2033	2,820,000	3,168,551
		8,576,900
Diversified Banks–14.35%
Africa Finance Corp. (Supranational),
4.38%, 04/17/2026(b)	7,620,000	7,591,521
7.50%(b)(d)(e)	3,241,000	3,188,003
Principal Amount		Value
Diversified Banks–(continued)
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	$2,500,000	$2,749,765
5.20%, 09/30/2035(b)(c)(d)	9,622,000	9,561,617
6.75%(b)(d)(e)	2,512,000	2,547,301
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	1,403,000	1,554,262
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(c)(d)	2,200,000	2,239,718
8.00%(d)(e)	63,492	69,078
9.63%(d)(e)	2,000,000	2,218,958
9.63%(c)(d)(e)	2,600,000	3,071,312
Bank of America Corp.,
5.23% (SOFR + 0.83%), 01/24/2029(f)	2,029,000	2,032,488
5.20%, 04/25/2029(d)	2,243,000	2,300,267
5.16%, 01/24/2031(c)(d)	1,078,000	1,112,884
5.41% (SOFR + 1.01%), 01/24/2031(f)	2,855,000	2,856,333
5.43%, 08/15/2035(d)	3,461,000	3,484,929
5.51%, 01/24/2036(d)	4,678,000	4,821,498
5.74%, 02/12/2036(d)	5,532,000	5,669,915
5.46%, 05/09/2036(d)	4,339,000	4,458,715
2.48%, 09/21/2036(d)	284,000	245,787
7.75%, 05/14/2038	1,450,000	1,744,706
3.31%, 04/22/2042(d)	363,000	279,951
6.63%(d)(e)	3,910,000	4,035,151
Series DD, 6.30%(c)(d)(e)	705,000	709,550
Series TT, 6.13%(d)(e)	93,000	94,097
Bank of Montreal (Canada),
7.70%, 05/26/2084(d)	4,869,000	5,088,792
7.30%, 11/26/2084(d)	3,941,000	4,139,453
Bank of New York Mellon (The), 4.73%, 04/20/2029(d)	1,376,000	1,398,937
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	3,421,000	3,631,788
8.00%, 01/27/2084(d)	3,504,000	3,742,482
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)	8,900,000	8,983,898
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(d)	1,732,000	1,786,939
6.69%, 09/13/2034(d)	77,000	84,381
3.33%, 11/24/2042(d)	423,000	316,298
5.86%, 08/11/2046(d)	3,216,000	3,196,885
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	2,287,000	2,309,122
5.83% (SOFR + 1.43%), 05/09/2029(b)(f)	6,812,000	6,894,185
5.09%, 05/09/2031(b)(c)(d)	6,486,000	6,591,771
7.45%(b)(d)(e)	200,000	204,612
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	3,148,000	3,314,110
6.92%, 01/14/2046(b)(d)	2,138,000	2,231,207
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(d)	3,527,000	3,569,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.55% (SOFR + 1.14%), 05/07/2028(f)	$5,809,000	$5,850,105
5.28% (SOFR + 0.87%), 03/04/2029(f)	709,000	710,103
5.17%, 02/13/2030(d)	1,154,000	1,184,425
4.54%, 09/19/2030(d)	3,230,000	3,245,877
4.95%, 05/07/2031(c)(d)	6,377,000	6,498,982
5.87% (SOFR + 1.46%), 05/07/2031(f)	6,391,000	6,498,073
6.17%, 05/25/2034(d)	3,572,000	3,764,451
5.83%, 02/13/2035(d)	3,855,000	3,964,611
6.02%, 01/24/2036(d)	2,327,000	2,405,398
3.88%, 01/24/2039(d)	283,000	245,130
5.41%, 09/19/2039(c)(d)	4,448,000	4,405,659
2.90%, 11/03/2042(d)	291,000	207,110
5.61%, 03/04/2056(c)(d)	9,055,000	8,845,783
Series AA, 7.63%(d)(e)	5,029,000	5,272,655
Series BB, 7.20%(d)(e)	3,724,000	3,843,149
Series DD, 7.00%(c)(d)(e)	4,689,000	4,933,264
Series W, 4.00%(d)(e)	4,628,000	4,596,152
Series Y, 4.15%(d)(e)	585,000	572,431
Series Z, 7.38%(c)(d)(e)	4,989,000	5,196,053
Comerica, Inc., 5.98%, 01/30/2030(d)	675,000	700,461
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,383,227
Credit Agricole S.A. (France), 5.22%, 05/27/2031(b)(d)	2,940,000	3,008,850
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)(c)	2,466,000	2,490,134
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	460,000	446,450
6.34%, 07/27/2029(d)	283,000	298,772
4.77%, 07/28/2030(d)	1,010,000	1,022,708
5.63%, 01/29/2032(c)(d)	319,000	334,184
4.34%, 04/25/2033(c)(d)	977,000	945,515
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	2,161,000	2,190,649
5.60%, 05/17/2028(d)	2,919,000	2,980,915
5.21%, 08/11/2028(d)	1,218,000	1,237,734
5.29%, 11/19/2030(d)	3,492,000	3,602,115
5.13%, 03/03/2031(d)	2,939,000	3,011,569
5.24%, 05/13/2031(d)	4,359,000	4,482,243
5.97% (SOFR + 1.57%), 05/13/2031(f)	7,374,000	7,506,530
7.40%, 11/13/2034(d)	2,162,000	2,436,989
5.79%, 05/13/2036(d)	4,460,000	4,641,929
6.33%, 03/09/2044(d)	3,989,000	4,282,406
6.88%(d)(e)	2,421,000	2,502,922
7.05%(d)(e)	8,567,000	8,859,297
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(d)	2,278,000	2,352,203
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	$1,857,000	$1,897,078
4.32%, 04/26/2028(d)	1,149,000	1,150,566
4.85%, 07/25/2028(c)(d)	900,000	911,310
4.92%, 01/24/2029(c)(d)	915,000	931,412
5.30%, 07/24/2029(d)	1,535,000	1,581,445
6.09%, 10/23/2029(d)	1,660,000	1,751,572
5.01%, 01/23/2030(d)	716,000	733,523
5.58%, 04/22/2030(d)	1,564,000	1,633,202
5.00%, 07/22/2030(d)	2,712,000	2,782,127
4.60%, 10/22/2030(d)	2,917,000	2,949,677
5.14%, 01/24/2031(d)	2,255,000	2,324,508
5.10%, 04/22/2031(d)	2,898,000	2,990,703
4.59%, 04/26/2033(c)(d)	1,240,000	1,235,187
4.91%, 07/25/2033(d)	141,000	143,014
5.72%, 09/14/2033(c)(d)	2,901,000	3,046,596
5.35%, 06/01/2034(d)	61,000	62,998
5.34%, 01/23/2035(d)	704,000	723,393
5.50%, 01/24/2036(d)	2,741,000	2,831,449
5.57%, 04/22/2036(d)	5,829,000	6,062,486
5.58%, 07/23/2036(d)	2,779,000	2,841,547
3.88%, 07/24/2038(d)	244,000	215,856
5.53%, 11/29/2045(d)	3,943,000	3,962,152
4.26%, 02/22/2048(d)	600,000	501,538
Series W, 5.47% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	2,010,000	1,788,434
Series CC, 7.14% (3 mo. Term SOFR + 2.84%)(c)(e)(f)	903,000	911,316
Series NN, 6.88%(c)(d)(e)	2,585,000	2,722,718
Series OO, 6.50%(d)(e)	10,094,000	10,392,510
KeyBank N.A., 5.85%, 11/15/2027	1,077,000	1,111,183
KeyCorp, 2.55%, 10/01/2029(c)	413,000	386,412
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	1,579,000	1,599,136
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)(d)	1,093,000	1,110,302
5.26%, 04/17/2030(d)	2,987,000	3,085,112
5.16%, 04/24/2031(d)	3,498,000	3,609,413
5.87% (SOFR + 1.48%), 04/24/2031(f)	2,850,000	2,904,840
5.41%, 04/19/2034(c)(d)	1,235,000	1,289,231
5.43%, 04/17/2035(d)	3,012,000	3,106,639
5.57%, 01/16/2036(d)	3,891,000	4,049,838
5.62%, 04/24/2036(d)	17,673,000	18,431,195
8.20%(c)(d)(e)	4,841,000	5,298,847
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(d)	1,148,000	1,196,244
5.38%, 07/10/2030(c)(d)	3,066,000	3,177,300
4.71%, 07/08/2031(d)	5,900,000	5,970,903
5.63% (SOFR + 1.25%), 07/08/2031(f)	5,824,000	5,874,643
5.59%, 07/10/2035(c)(d)	3,892,000	4,052,786
5.32%, 07/08/2036(d)	8,747,000	8,887,760
Morgan Stanley Bank N.A., 5.02%, 01/12/2029(d)	1,405,000	1,429,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(d)	$3,953,000	$3,971,876
4.73%, 07/18/2031(d)	3,512,000	3,562,429
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	392,000	408,162
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(d)	5,559,000	5,784,586
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	74,000	75,645
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)	9,231,000	9,248,349
6.30%(b)(c)(d)(e)	3,074,000	3,081,333
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,096,000	1,120,263
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	1,766,000	1,320,579
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	1,736,000	1,779,936
5.58%, 06/12/2029(c)(d)	1,914,000	1,985,810
4.90%, 05/13/2031(c)(d)	5,893,000	6,015,553
4.63%, 06/06/2033(d)	231,000	227,394
6.04%, 10/28/2033(d)	1,153,000	1,235,410
5.07%, 01/24/2034(d)	1,162,000	1,176,023
5.37%, 07/21/2036(d)	3,316,000	3,371,045
Series U, 6.00%(d)(e)	55,000	55,506
Series V, 6.20%(c)(d)(e)	2,189,000	2,229,527
Series W, 6.25%(c)(d)(e)	2,449,000	2,483,129
Royal Bank of Canada (Canada),
5.22% (SOFR + 0.83%), 01/24/2029(f)	709,000	710,945
5.00%, 02/01/2033(c)	1,714,000	1,757,774
7.50%, 05/02/2084(d)	5,580,000	5,848,074
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	1,077,000	1,092,637
6.75%, 02/08/2028(b)(d)	1,237,000	1,277,143
7.02%, 02/08/2030(b)(d)	1,647,000	1,780,376
5.01%, 10/15/2030(b)(d)	2,699,000	2,748,390
5.24%, 05/13/2031(b)(d)	3,402,000	3,489,664
6.08% (SOFR + 1.68%), 05/13/2031(b)(f)	3,376,000	3,443,165
2.68%, 06/29/2032(b)(d)	3,050,000	2,713,376
5.40%, 08/12/2036(b)(d)	8,398,000	8,393,331
7.75%(b)(d)(e)	2,465,000	2,561,998
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(e)	3,345,000	3,485,446
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	42,000	42,610
5.55%, 09/14/2028(b)	2,154,000	2,243,503
5.20%, 03/07/2029(b)(c)	2,406,000	2,483,757
5.35%, 03/07/2034(b)(c)	2,190,000	2,261,360
Synovus Bank, 5.63%, 02/15/2028	3,757,000	3,836,126
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029(c)	2,508,000	2,563,910
8.13%, 10/31/2082(d)	3,042,000	3,211,260
7.25%, 07/31/2084(c)(d)	144,000	149,959
Principal Amount		Value
Diversified Banks–(continued)
Truist Bank,
4.42%, 07/24/2028(d)	$7,908,000	$7,933,335
5.14% (SOFR + 0.77%), 07/24/2028(f)	9,826,000	9,831,755
U.S. Bancorp,
5.78%, 06/12/2029(c)(d)	1,479,000	1,541,358
5.84%, 06/12/2034(d)	46,000	48,529
Wells Fargo & Co.,
5.15% (SOFR + 0.78%), 01/24/2028(f)	729,000	731,661
5.71%, 04/22/2028(d)	1,153,000	1,179,490
4.81%, 07/25/2028(d)	494,000	499,368
5.76% (SOFR + 1.37%), 04/23/2029(f)	3,264,000	3,316,126
5.57%, 07/25/2029(d)	1,065,000	1,104,253
6.30%, 10/23/2029(d)	1,144,000	1,212,868
5.20%, 01/23/2030(d)	809,000	833,450
5.15%, 04/23/2031(c)(d)	5,188,000	5,344,734
5.39%, 04/24/2034(d)	923,000	950,152
5.56%, 07/25/2034(d)	1,045,000	1,085,406
5.50%, 01/23/2035(c)(d)	3,334,000	3,441,800
5.61%, 04/23/2036(c)(d)	6,549,000	6,802,081
5.38%, 11/02/2043	2,583,000	2,464,731
4.75%, 12/07/2046(c)	967,000	834,496
4.61%, 04/25/2053(d)	1,965,000	1,667,317
6.85%(d)(e)	3,017,000	3,168,173
7.63%(c)(d)(e)	1,977,000	2,116,414
Series BB, 3.90%(d)(e)	2,254,000	2,233,731
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(c)(d)	2,494,000	2,539,974
		566,837,317
Diversified Capital Markets–0.48%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	6,975,000	7,101,805
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(i)(j)	3,057,000	183,420
5.25%(b)(d)(e)(i)(j)	1,903,000	114,180
7.25%(b)(d)(e)(i)(j)	330,000	19,800
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	13,000	13,412
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	205,680
5.55%, 04/03/2034(b)	200,000	204,065
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	877,000	880,760
4.75%, 05/12/2028(b)(c)(d)	1,296,000	1,305,823
5.43%, 02/08/2030(b)(d)	830,000	857,604
4.38%(b)(d)(e)	2,080,000	1,870,119
6.60%(b)(c)(d)(e)	1,149,000	1,151,797
7.00%(b)(d)(e)	821,000	829,640
7.13%(b)(d)(e)	4,247,000	4,334,221
		19,072,326
Diversified Financial Services–3.07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.95%, 03/10/2055(d)	1,056,000	1,106,241
6.50%, 01/31/2056(d)	3,157,000	3,255,527
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	$2,627,000	$2,649,386
Apollo Global Management, Inc.,
6.38%, 11/15/2033	2,113,000	2,331,237
5.15%, 08/12/2035	3,802,000	3,787,776
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	2,518,000	2,544,567
6.38%, 05/04/2028(b)	1,961,000	2,051,791
5.75%, 03/01/2029(b)	54,000	55,950
5.75%, 11/15/2029(b)	30,000	31,171
5.15%, 01/15/2030(b)	108,000	109,938
BlackRock Funding, Inc.,
4.90%, 01/08/2035	1,350,000	1,374,612
5.35%, 01/08/2055	63,000	60,828
Citadel Finance LLC, 5.90%, 02/10/2030(b)	2,738,000	2,778,399
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	1,639,000	1,677,760
6.20%, 06/18/2035(b)	1,093,000	1,123,105
Corebridge Financial, Inc.,
6.05%, 09/15/2033	2,299,000	2,439,898
5.75%, 01/15/2034	2,769,000	2,894,878
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	29,232,000	29,680,711
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)(c)	284,000	293,107
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	6,793,000	6,868,813
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,087,000	1,127,767
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	823,000	847,836
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	18,929,000	18,396,984
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	870,000	909,522
6.13%, 11/01/2032(b)	3,784,000	3,804,214
6.75%, 05/01/2033(b)(c)	3,696,000	3,821,612
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,799,000	1,834,512
5.20%, 03/15/2030(c)	4,074,000	4,170,454
5.15%, 06/15/2030	2,490,000	2,545,138
5.65%, 03/15/2035	6,054,000	6,122,779
5.75%, 06/15/2035(c)	2,638,000	2,680,157
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	12,000	12,631
5.15%, 03/17/2030(b)	34,000	34,466
6.50%, 03/26/2031(b)	14,000	15,009
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	814,000	856,260
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	7,211,000	7,175,490
		121,470,526
Principal Amount		Value
Diversified Metals & Mining–1.21%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	$1,479,000	$1,544,367
5.25%, 09/08/2033	8,667,000	8,940,878
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	2,139,000	2,175,465
5.37%, 04/04/2029(b)	1,659,000	1,709,700
5.19%, 04/01/2030(b)	3,782,000	3,889,232
5.63%, 04/04/2034(b)	2,782,000	2,856,005
5.67%, 04/01/2035(b)	3,192,000	3,267,712
5.89%, 04/04/2054(b)(c)	1,418,000	1,388,846
6.14%, 04/01/2055(b)(c)	1,417,000	1,429,883
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	4,905,000	5,031,175
5.00%, 03/14/2032	1,187,000	1,217,457
5.25%, 03/14/2035	4,652,000	4,742,452
5.13%, 03/09/2053	229,000	210,165
5.75%, 03/14/2055	3,560,000	3,566,403
5.88%, 03/14/2065	2,765,000	2,775,328
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032(b)	3,109,000	3,199,320
		47,944,388
Diversified REITs–0.16%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	636,000	611,929
Trust Fibra Uno (Mexico), 6.39%, 01/15/2050(b)	4,001,000	3,571,423
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	398,000	419,050
8.63%, 06/15/2032(b)	100,000	98,420
VICI Properties L.P.,
5.13%, 05/15/2032	26,000	26,102
5.75%, 04/01/2034(c)	702,000	722,447
5.63%, 05/15/2052	137,000	125,311
6.13%, 04/01/2054	946,000	920,353
		6,495,035
Diversified Support Services–0.21%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	1,347,000	1,427,032
5.04%, 03/25/2030(b)	3,214,000	3,279,119
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	2,052,000	2,102,847
7.75%, 03/15/2031(b)(c)	1,375,000	1,444,635
		8,253,633
Drug Retail–0.18%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	1,858,000	1,887,375
4.88%, 04/21/2033(b)	3,457,000	3,490,735
CVS Pass-Through Trust,
6.04%, 12/10/2028	513,495	524,606
5.77%, 01/10/2033(b)	1,061,563	1,076,489
		6,979,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–7.53%
AEP Texas, Inc., 5.25%, 05/15/2052	$1,076,000	$957,895
AEP Transmission Co. LLC, 5.38%, 06/15/2035	865,000	886,755
Alabama Power Co.,
5.85%, 11/15/2033	1,183,000	1,264,843
5.10%, 04/02/2035	1,987,000	2,012,949
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,194,000	1,279,215
American Electric Power Co., Inc., 5.20%, 01/15/2029(c)	1,099,000	1,133,979
Arizona Public Service Co., 5.90%, 08/15/2055	6,352,000	6,338,152
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	2,223,000	2,292,048
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	188,000	141,331
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	849,000	865,090
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	1,211,000	1,232,195
6.19%, 06/01/2035(b)	4,418,000	4,572,790
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	2,114,000	2,166,434
5.05%, 03/01/2035	1,387,000	1,394,408
Series AJ, 4.85%, 10/01/2052	2,614,000	2,322,525
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	4,046,871	4,093,814
Commonwealth Edison Co., 5.95%, 06/01/2055(c)	1,807,000	1,859,184
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	1,094,000	1,023,919
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	18,000	18,800
6.15%, 11/15/2052	675,000	706,699
5.90%, 11/15/2053	2,201,000	2,248,427
Series C, 3.00%, 12/01/2060	173,000	102,129
Constellation Energy Generation LLC,
6.13%, 01/15/2034(c)	885,000	960,669
6.50%, 10/01/2053	1,464,000	1,580,695
5.75%, 03/15/2054	2,317,000	2,269,260
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	121,000	130,210
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	459,000	472,939
5.25%, 03/15/2035	3,961,000	4,076,635
5.35%, 01/15/2053	1,970,000	1,870,524
Duke Energy Corp.,
4.85%, 01/05/2029	1,641,000	1,672,960
5.00%, 08/15/2052(c)	1,949,000	1,703,254
6.45%, 09/01/2054(d)	552,000	572,905
Duke Energy Florida LLC, 6.20%, 11/15/2053	174,000	184,696
Duke Energy Indiana LLC,
5.40%, 04/01/2053(c)	3,676,000	3,503,303
5.90%, 05/15/2055	980,000	999,238
Principal Amount		Value
Electric Utilities–(continued)
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	$1,457,000	$1,508,191
6.38%, 01/13/2055(b)	10,824,000	10,876,394
6.00%, 04/22/2064(b)	4,711,000	4,470,710
9.13%(b)(d)(e)	1,818,000	2,099,821
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	53,000	53,139
Entergy Corp., 7.13%, 12/01/2054(d)	2,174,000	2,269,555
Entergy Louisiana LLC,
5.15%, 09/15/2034	1,774,000	1,796,571
5.80%, 03/15/2055	2,200,000	2,192,519
Entergy Texas, Inc.,
5.25%, 04/15/2035	2,493,000	2,538,913
5.55%, 09/15/2054	1,536,000	1,465,950
Evergy Metro, Inc.,
4.95%, 04/15/2033	792,000	801,805
5.13%, 08/15/2035	3,665,000	3,666,072
Exelon Corp.,
5.15%, 03/15/2029	889,000	915,323
5.13%, 03/15/2031	3,943,000	4,073,368
5.45%, 03/15/2034(c)	1,353,000	1,395,519
5.60%, 03/15/2053	2,997,000	2,843,552
5.88%, 03/15/2055	4,624,000	4,579,675
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	251,000	256,990
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	1,589,000	1,603,375
5.00%, 01/15/2035(c)	1,424,000	1,413,446
Florida Power & Light Co., 5.80%, 03/15/2065	2,466,000	2,500,272
Georgia Power Co., 4.95%, 05/17/2033	1,062,000	1,075,419
Indiana Michigan Power Co., 5.63%, 04/01/2053	186,000	180,710
Kentucky Utilities Co., 5.85%, 08/15/2055	2,085,000	2,073,109
Louisville Gas and Electric Co., 5.85%, 08/15/2055	12,096,000	12,020,858
MidAmerican Energy Co.,
5.35%, 01/15/2034	928,000	965,022
5.85%, 09/15/2054	2,966,000	3,049,267
5.30%, 02/01/2055	1,753,000	1,654,343
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.15%, 08/25/2028	5,128,000	5,147,870
4.85%, 02/07/2029	1,627,000	1,666,545
5.00%, 02/07/2031	2,187,000	2,262,106
5.80%, 01/15/2033(c)	930,000	991,379
5.00%, 08/15/2034	3,146,000	3,180,790
7.13%, 09/15/2053(c)(d)	8,673,000	9,127,777
NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	613,000	623,499
5.45%, 03/15/2035(c)	4,684,000	4,791,027
5.55%, 03/15/2054	5,023,000	4,786,744
6.75%, 06/15/2054(d)	1,376,000	1,457,196
5.90%, 03/15/2055(c)	4,701,000	4,690,284
6.38%, 08/15/2055(d)	5,420,000	5,600,925
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	$3,856,000	$3,875,024
5.29%, 01/17/2034(b)	1,797,000	1,815,125
5.66%, 01/17/2054(b)	1,110,000	1,061,283
6.00%, 07/03/2055(b)	10,130,000	10,085,086
Northern States Power Co.,
5.05%, 05/15/2035	3,309,000	3,346,821
5.65%, 05/15/2055	3,531,000	3,507,311
Oglethorpe Power Corp., 5.90%, 02/01/2055(c)	2,076,000	2,036,568
Ohio Power Co., 5.65%, 06/01/2034(c)	6,295,000	6,527,371
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	7,311,000	7,099,500
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	1,626,000	1,722,330
5.80%, 04/01/2055(b)	7,997,000	8,006,826
Pacific Gas and Electric Co., 6.15%, 03/01/2055	39,000	37,801
PacifiCorp,
5.10%, 02/15/2029	1,223,000	1,253,374
5.30%, 02/15/2031	1,369,000	1,421,611
5.45%, 02/15/2034	2,274,000	2,312,865
5.80%, 01/15/2055	2,521,000	2,386,916
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	288,000	292,445
5.15%, 05/15/2030(c)	948,000	975,906
PPL Capital Funding, Inc., 5.25%, 09/01/2034	971,000	986,818
PPL Electric Utilities Corp., 5.55%, 08/15/2055	1,529,000	1,496,394
PSEG Power LLC, 5.20%, 05/15/2030(b)	3,410,000	3,510,357
Public Service Co. of Colorado, 5.25%, 04/01/2053	2,883,000	2,626,296
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	838,000	874,751
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	3,015,000	2,814,112
5.55%, 04/15/2054(c)	2,435,000	2,332,186
Sierra Pacific Power Co., 5.90%, 03/15/2054	3,827,000	3,814,003
Southern Co. (The),
Conv., 3.25%, 06/15/2028(b)	3,832,000	3,866,488
5.70%, 10/15/2032	875,000	923,083
5.70%, 03/15/2034	3,423,000	3,586,482
4.85%, 03/15/2035	2,181,000	2,143,134
Series B, 4.00%, 01/15/2051(d)	7,708,000	7,690,951
Southwestern Electric Power Co., 5.30%, 04/01/2033	1,203,000	1,223,566
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	1,781,000	1,825,644
Union Electric Co.,
5.20%, 04/01/2034	2,907,000	2,978,754
5.25%, 04/15/2035	2,577,000	2,634,075
5.13%, 03/15/2055	1,693,000	1,548,555
Virginia Electric & Power Co.,
5.00%, 04/01/2033	1,082,000	1,097,644
2.95%, 11/15/2051	312,000	194,830
5.70%, 08/15/2053	251,000	246,652
Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	$1,777,000	$1,778,830
5.00%, 07/31/2027(b)	244,000	243,494
4.38%, 05/01/2029(b)	78,000	76,287
7.75%, 10/15/2031(b)	3,894,000	4,139,735
6.88%, 04/15/2032(b)	1,818,000	1,909,140
6.95%, 10/15/2033(b)	2,267,000	2,505,915
6.00%, 04/15/2034(b)	1,421,000	1,481,971
5.70%, 12/30/2034(b)	61,000	62,243
Xcel Energy, Inc., 4.75%, 03/21/2028	1,503,000	1,522,174
		297,475,626
Electrical Components & Equipment–0.30%
EnerSys,
4.38%, 12/15/2027(b)	585,000	575,249
6.63%, 01/15/2032(b)	271,000	279,475
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	2,332,000	2,357,457
5.25%, 04/30/2032(b)	3,061,000	3,111,028
Regal Rexnord Corp.,
6.05%, 04/15/2028	844,000	874,152
6.40%, 04/15/2033(c)	4,350,000	4,630,446
		11,827,807
Electronic Components–0.18%
Amphenol Corp.,
5.00%, 01/15/2035	1,966,000	1,983,547
5.38%, 11/15/2054(c)	1,393,000	1,353,504
Corning, Inc., 5.45%, 11/15/2079	3,067,000	2,786,449
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	556,000	511,487
6.63%, 07/15/2032(b)(c)	324,000	334,924
		6,969,911
Electronic Equipment & Instruments–0.06%
Keysight Technologies, Inc., 5.35%, 07/30/2030	2,346,000	2,438,103
Electronic Manufacturing Services–0.02%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	836,000	859,639
Environmental & Facilities Services–0.41%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	1,196,000	1,166,823
3.50%, 09/01/2028(b)	589,000	570,864
Republic Services, Inc.,
5.00%, 12/15/2033(c)	1,781,000	1,824,269
5.00%, 04/01/2034	1,394,000	1,419,371
Rollins, Inc., 5.25%, 02/24/2035	2,557,000	2,575,514
Veralto Corp., 5.35%, 09/18/2028	1,993,000	2,059,241
Waste Management, Inc., 5.35%, 10/15/2054(c)	7,026,000	6,738,173
		16,354,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Financial Exchanges & Data–0.32%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	$1,052,000	$1,054,128
4.95%, 06/15/2052(c)	1,801,000	1,623,633
5.20%, 06/15/2062(c)	2,280,000	2,099,872
Moody’s Corp.,
5.25%, 07/15/2044	676,000	649,085
3.10%, 11/29/2061	325,000	199,773
MSCI, Inc., 5.25%, 09/01/2035	3,362,000	3,337,209
Nasdaq, Inc.,
5.35%, 06/28/2028	632,000	652,349
5.55%, 02/15/2034	1,077,000	1,123,616
5.95%, 08/15/2053(c)	628,000	640,802
6.10%, 06/28/2063	1,254,000	1,287,907
		12,668,374
Food Distributors–0.71%
JBS USA Holding Lux S.a.r.l./JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
5.50%, 01/15/2036(b)	10,834,000	10,876,517
6.25%, 03/01/2056(b)	11,870,000	11,712,163
6.38%, 04/15/2066(b)	4,119,000	4,075,970
Sysco Corp., 5.10%, 09/23/2030(c)	1,415,000	1,459,668
		28,124,318
Food Retail–0.07%
Kroger Co. (The), 5.65%, 09/15/2064	2,788,000	2,619,185
Forest Products–0.07%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	1,133,000	1,143,596
4.95%, 06/30/2032(b)(c)	1,694,000	1,728,008
		2,871,604
Gas Utilities–0.64%
Atmos Energy Corp.,
5.90%, 11/15/2033	1,074,000	1,157,183
5.20%, 08/15/2035(c)	8,790,000	8,912,734
6.20%, 11/15/2053	1,225,000	1,307,171
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,525,000	1,575,853
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)(c)	1,443,000	1,464,345
5.75%, 05/28/2035(b)	3,259,000	3,348,258
6.50%, 05/28/2055(b)	3,692,000	3,848,960
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033(c)	1,547,000	1,629,932
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)(c)	1,419,000	1,427,781
Southwest Gas Corp., 5.45%, 03/23/2028	512,000	527,130
		25,199,347
Gold–0.18%
Boroo Investments Pte. Ltd. (Peru), 9.50%, 08/07/2032(b)	6,022,000	5,766,065
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	1,123,000	1,171,404
		6,937,469
Principal Amount		Value
Health Care Distributors–0.45%
Cardinal Health, Inc.,
4.50%, 09/15/2030	$1,008,000	$1,010,209
5.45%, 02/15/2034(c)	1,127,000	1,158,025
5.15%, 09/15/2035(c)	1,951,000	1,938,268
McKesson Corp.,
4.65%, 05/30/2030(c)	3,924,000	3,992,934
4.95%, 05/30/2032(c)	3,456,000	3,525,953
5.25%, 05/30/2035	5,957,000	6,073,888
		17,699,277
Health Care Equipment–0.39%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	3,334,000	3,390,945
Hologic, Inc., 3.25%, 02/15/2029(b)	245,000	234,228
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	5,100,000	5,224,412
Stryker Corp.,
4.25%, 09/11/2029	570,000	572,106
4.85%, 02/10/2030	2,650,000	2,720,043
5.20%, 02/10/2035	3,361,000	3,439,235
		15,580,969
Health Care Facilities–0.29%
Adventist Health System, 5.76%, 12/01/2034	1,061,000	1,070,362
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,268,000	1,310,328
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	551,000	554,673
Tenet Healthcare Corp.,
4.25%, 06/01/2029	407,000	396,513
6.75%, 05/15/2031	457,000	475,298
Universal Health Services, Inc.,
4.63%, 10/15/2029	1,244,000	1,242,182
5.05%, 10/15/2034	3,507,000	3,382,895
UPMC,
5.04%, 05/15/2033(c)	2,054,000	2,081,961
5.38%, 05/15/2043	794,000	760,655
		11,274,867
Health Care REITs–0.29%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	853,000	846,275
5.15%, 04/15/2053	63,000	55,207
5.63%, 05/15/2054(c)	4,876,000	4,583,486
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(h)	600,000	590,448
Healthpeak OP LLC, 5.38%, 02/15/2035	1,392,000	1,408,057
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	109,000	114,364
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	3,681,000	3,735,755
		11,333,592
Health Care Services–1.80%
Cigna Group (The), 3.40%, 03/15/2051	150,000	100,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Health Care Services–(continued)
CommonSpirit Health,
5.32%, 12/01/2034	$3,743,000	$3,784,007
5.55%, 12/01/2054	1,335,000	1,265,116
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)(c)	377,000	338,271
4.75%, 02/15/2031(b)	251,000	214,184
CVS Health Corp.,
5.00%, 01/30/2029	2,036,000	2,075,409
5.25%, 01/30/2031	717,000	737,614
5.45%, 09/15/2035	6,086,000	6,101,997
6.75%, 12/10/2054(d)	5,461,000	5,549,512
7.00%, 03/10/2055(c)(d)	14,765,000	15,408,872
6.20%, 09/15/2055(c)	5,435,000	5,353,312
6.00%, 06/01/2063	22,000	20,881
6.25%, 09/15/2065	6,368,000	6,230,628
DaVita, Inc.,
6.88%, 09/01/2032(b)	273,000	282,635
6.75%, 07/15/2033(b)	290,000	300,789
HCA, Inc.,
5.00%, 03/01/2028(c)	1,696,000	1,727,061
5.45%, 09/15/2034	815,000	825,729
5.75%, 03/01/2035	3,050,000	3,138,933
5.25%, 06/15/2049	258,000	227,974
5.90%, 06/01/2053	2,865,000	2,739,334
6.20%, 03/01/2055(c)	2,266,000	2,251,822
Icon Investments Six DAC,
5.81%, 05/08/2027	3,282,000	3,351,701
5.85%, 05/08/2029	3,820,000	3,996,395
6.00%, 05/08/2034	2,590,000	2,693,606
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,211,000	748,118
Quest Diagnostics, Inc., 6.40%, 11/30/2033(c)	1,321,000	1,456,151
		70,920,264
Health Care Supplies–0.63%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(d)	8,343,000	8,513,164
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	303,000	291,144
5.25%, 10/01/2029(b)(c)	584,000	578,711
Solventum Corp.,
5.40%, 03/01/2029	2,299,000	2,397,592
5.60%, 03/23/2034	4,954,000	5,147,162
5.90%, 04/30/2054(c)	4,189,000	4,197,779
6.00%, 05/15/2064	3,707,000	3,700,815
		24,826,367
Home Improvement Retail–0.04%
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	1,035,000	935,258
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	236,000	225,496
4.45%, 04/01/2062	39,000	29,969
5.80%, 09/15/2062	194,000	186,870
5.85%, 04/01/2063	108,000	104,767
		1,482,360
Homebuilding–0.19%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	1,647,000	1,648,258
Principal Amount		Value
Homebuilding–(continued)
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(c)	$567,000	$565,756
Toll Brothers Finance Corp., 5.60%, 06/15/2035(c)	5,095,000	5,176,022
		7,390,036
Hotel & Resort REITs–0.19%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	3,577,000	3,652,969
5.75%, 07/15/2034	844,000	873,328
4.95%, 01/15/2035	1,753,000	1,715,263
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	566,000	585,002
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	601,000	564,411
Service Properties Trust, 8.88%, 06/15/2032	166,000	171,420
		7,562,393
Hotels, Resorts & Cruise Lines–0.80%
Carnival Corp.,
7.00%, 08/15/2029(b)(c)	452,000	477,049
5.75%, 03/15/2030(b)	63,000	64,627
5.88%, 06/15/2031(b)(c)	8,328,000	8,542,612
5.75%, 08/01/2032(b)(c)	7,306,000	7,435,681
6.13%, 02/15/2033(b)	831,000	853,877
Choice Hotels International, Inc., 5.85%, 08/01/2034	18,000	18,219
Expedia Group, Inc., 5.40%, 02/15/2035(c)	4,748,000	4,826,940
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	954,000	972,088
6.13%, 04/01/2032(b)(c)	602,000	618,661
5.88%, 03/15/2033(b)	1,108,000	1,131,443
5.75%, 09/15/2033(b)	2,873,000	2,898,498
Marriott International, Inc., 5.30%, 05/15/2034(c)	1,273,000	1,292,140
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)(c)	709,000	722,099
6.25%, 03/15/2032(b)	845,000	872,636
6.00%, 02/01/2033(b)	1,025,000	1,052,261
		31,778,831
Household Appliances–0.06%
Whirlpool Corp.,
4.75%, 02/26/2029(c)	582,000	575,038
6.13%, 06/15/2030	534,000	540,355
6.50%, 06/15/2033(c)	1,067,000	1,075,449
		2,190,842
Housewares & Specialties–0.03%
Newell Brands, Inc.,
6.38%, 09/15/2027	175,000	177,482
6.63%, 09/15/2029	282,000	283,899
6.38%, 05/15/2030(c)	625,000	617,956
		1,079,337
Independent Power Producers & Energy Traders–0.48%
AES Corp. (The), 5.80%, 03/15/2032(c)	10,292,000	10,594,689
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
Calpine Corp., 5.13%, 03/15/2028(b)	$855,000	$854,908
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,370,862	1,409,904
NSTAR Electric Co., 4.55%, 06/01/2052	1,109,000	920,613
Vistra Corp.,
7.00%(b)(d)(e)	2,207,000	2,240,043
8.00%(b)(d)(e)	271,000	276,800
Series C, 8.88%(b)(d)(e)	2,374,000	2,588,341
		18,885,298
Industrial Conglomerates–0.28%
Honeywell International, Inc.,
4.25%, 01/15/2029	15,000	15,101
4.95%, 09/01/2031	2,765,000	2,852,832
5.00%, 02/15/2033(c)	743,000	758,164
5.25%, 03/01/2054	366,000	340,721
5.35%, 03/01/2064	276,000	257,309
Siemens Funding B.V. (Germany),
4.60%, 05/28/2030(b)	2,027,000	2,063,548
4.90%, 05/28/2032(b)	1,207,000	1,235,441
5.20%, 05/28/2035(b)	2,521,000	2,596,360
5.90%, 05/28/2065(b)(c)	1,057,000	1,096,771
		11,216,247
Industrial Machinery & Supplies & Components–0.38%
Enpro, Inc., 6.13%, 06/01/2033(b)	4,271,000	4,368,874
ESAB Corp., 6.25%, 04/15/2029(b)	833,000	857,544
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	1,282,000	1,304,551
5.40%, 08/14/2028	264,000	273,194
Nordson Corp.,
5.60%, 09/15/2028	454,000	470,990
5.80%, 09/15/2033(c)	1,160,000	1,232,633
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,886,000	1,941,482
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	592,000	576,631
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	3,838,000	3,920,370
		14,946,269
Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	570,000	606,847
Insurance Brokers–0.34%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031(b)	838,000	867,382
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	673,000	697,837
Principal Amount		Value
Insurance Brokers–(continued)
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	$394,000	$401,847
5.00%, 02/15/2032	580,000	590,976
5.15%, 02/15/2035	1,368,000	1,372,629
6.75%, 02/15/2054	46,000	50,312
5.55%, 02/15/2055	2,511,000	2,368,696
HUB International Ltd., 7.25%, 06/15/2030(b)	811,000	848,816
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	1,981,000	2,063,879
2.90%, 12/15/2051	68,000	42,044
6.25%, 11/01/2052	808,000	859,863
5.45%, 03/15/2053	879,000	843,404
5.70%, 09/15/2053(c)	2,420,000	2,402,319
		13,410,004
Integrated Oil & Gas–1.99%
BP Capital Markets PLC, 6.13%(d)(e)	6,241,000	6,378,539
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	5,115,000	5,444,152
8.38%, 01/19/2036	832,000	843,378
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)(c)	2,383,000	2,431,427
Occidental Petroleum Corp.,
5.20%, 08/01/2029	527,000	534,121
5.38%, 01/01/2032	540,000	543,505
5.55%, 10/01/2034	3,384,000	3,369,517
6.45%, 09/15/2036	3,848,000	3,982,930
6.20%, 03/15/2040	3,945,000	3,898,744
4.63%, 06/15/2045	5,406,000	4,139,032
6.60%, 03/15/2046	11,755,000	11,811,212
4.10%, 02/15/2047	4,329,000	3,048,792
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	4,302,000	4,568,284
6.63%, 06/15/2035	7,135,000	6,495,706
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	6,662,000	6,774,973
5.38%, 06/02/2035(b)	6,734,000	6,918,723
6.38%, 06/02/2055(b)	6,889,000	7,093,501
Shell Finance US, Inc., 3.75%, 09/12/2046	260,000	200,336
		78,476,872
Integrated Telecommunication Services–1.79%
AT&T, Inc.,
4.70%, 08/15/2030(c)	4,278,000	4,344,593
5.40%, 02/15/2034(c)	1,855,000	1,912,942
5.38%, 08/15/2035(c)	6,193,000	6,313,113
4.50%, 03/09/2048	270,000	222,983
3.50%, 09/15/2053	342,000	229,146
3.55%, 09/15/2055	13,938,000	9,276,975
6.05%, 08/15/2056(c)	12,270,000	12,347,789
Bell Canada (Canada),
6.88%, 09/15/2055(d)	24,000	24,571
7.00%, 09/15/2055(d)	3,514,000	3,602,852
FIBERCOP S.p.A. (Italy),
6.00%, 09/30/2034(b)	600,000	570,783
7.20%, 07/18/2036(b)	625,000	628,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	$638,000	$644,351
7.00%, 03/31/2034(b)(c)	319,667	322,119
Maya S.A.S. (France),
7.00%, 10/15/2028(b)	137,000	139,514
8.50%, 04/15/2031(b)	1,386,000	1,492,230
7.00%, 04/15/2032(b)	95,000	97,825
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,512,000	1,535,849
5.50%, 07/16/2035(b)	2,444,000	2,505,031
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	553,000	573,844
7.72%, 06/04/2038	551,000	602,255
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,120,000	1,247,651
TELUS Corp. (Canada),
6.63%, 10/15/2055(d)	931,000	947,408
7.00%, 10/15/2055(d)	925,000	951,530
Verizon Communications, Inc.,
4.50%, 08/10/2033	9,753,000	9,544,281
5.25%, 04/02/2035(c)	5,868,000	5,925,981
3.40%, 03/22/2041	480,000	372,124
5.50%, 02/23/2054(c)	342,000	328,454
3.00%, 11/20/2060	1,740,000	1,015,620
3.70%, 03/22/2061	1,061,000	727,856
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,969,000	2,097,556
		70,546,120
Interactive Media & Services–1.27%
Alphabet, Inc., 5.30%, 05/15/2065	2,377,000	2,288,148
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	6,718,000	6,844,534
Match Group Holdings II LLC,
3.63%, 10/01/2031(b)	55,000	49,678
6.13%, 09/15/2033(b)(c)	3,896,000	3,941,455
Meta Platforms, Inc.,
4.55%, 08/15/2031(c)	909,000	927,005
4.75%, 08/15/2034(c)	3,199,000	3,216,509
4.45%, 08/15/2052	965,000	804,621
5.40%, 08/15/2054	6,454,000	6,196,202
4.65%, 08/15/2062	2,427,000	2,023,744
5.75%, 05/15/2063	2,757,000	2,750,593
5.55%, 08/15/2064	7,084,000	6,860,769
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(c)	1,403,000	1,211,666
5.05%, 03/15/2042	19,324,000	13,035,294
5.14%, 03/15/2052	204,000	127,206
		50,277,424
Internet Services & Infrastructure–0.19%
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	5,359,000	5,383,866
9.00%, 02/01/2031(b)	2,282,000	2,262,024
		7,645,890
Investment Banking & Brokerage–2.96%
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	70,000	72,493
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	$525,000	$557,321
Brookfield Finance, Inc. (Canada),
5.33%, 01/15/2036	11,273,000	11,210,323
5.97%, 03/04/2054	98,000	98,247
Charles Schwab Corp. (The), Series K, 5.00%(c)(d)(e)	1,400,000	1,393,269
Goldman Sachs Group, Inc. (The),
5.15% (SOFR + 0.79%), 12/09/2026(f)	38,000	38,043
5.17% (SOFR + 0.81%), 03/09/2027(f)	57,000	57,094
5.31% (SOFR + 0.92%), 10/21/2027(f)	440,000	441,370
6.33% (3 mo. Term SOFR + 2.01%), 10/28/2027(f)	709,000	721,199
5.53% (SOFR + 1.12%), 02/24/2028(f)	382,000	383,951
5.68% (SOFR + 1.29%), 04/23/2028(f)	2,617,000	2,642,907
4.48%, 08/23/2028(d)	606,000	608,794
5.73%, 04/25/2030(d)	1,420,000	1,487,613
5.05%, 07/23/2030(d)	2,261,000	2,315,326
4.69%, 10/23/2030(d)	1,719,000	1,738,356
5.21%, 01/28/2031(d)	2,381,000	2,454,226
5.22%, 04/23/2031(d)	5,220,000	5,390,897
5.85%, 04/25/2035(d)	1,972,000	2,080,238
5.33%, 07/23/2035(d)	2,154,000	2,191,599
5.54%, 01/28/2036(c)(d)	6,321,000	6,520,573
6.75%, 10/01/2037	1,380,000	1,534,520
4.02%, 10/31/2038(d)	283,000	249,048
3.21%, 04/22/2042(d)	184,000	138,536
4.80%, 07/08/2044	1,399,000	1,259,503
5.73%, 01/28/2056(d)	6,979,000	6,962,616
Series T, 3.80%(d)(e)	124,000	121,809
Series V, 4.13%(d)(e)	1,507,000	1,466,195
Series W, 7.50%(c)(d)(e)	7,388,000	7,852,491
Series X, 7.50%(d)(e)	6,870,000	7,228,854
Morgan Stanley,
5.12%, 02/01/2029(d)	558,000	569,982
4.99%, 04/12/2029(d)	1,448,000	1,475,089
5.16%, 04/20/2029(d)	2,542,000	2,599,277
5.45%, 07/20/2029(d)	582,000	600,943
6.41%, 11/01/2029(d)	1,365,000	1,451,304
5.17%, 01/16/2030(d)	786,000	808,113
5.04%, 07/19/2030(c)(d)	1,624,000	1,664,062
4.65%, 10/18/2030(d)	2,548,000	2,573,346
5.19%, 04/17/2031(d)	4,268,000	4,400,652
4.89%, 07/20/2033(d)	40,000	40,341
5.25%, 04/21/2034(d)	3,082,000	3,147,484
5.42%, 07/21/2034(d)	1,604,000	1,656,573
5.47%, 01/18/2035(d)	987,000	1,018,099
5.83%, 04/19/2035(d)	1,695,000	1,789,592
5.32%, 07/19/2035(d)	2,984,000	3,042,022
5.59%, 01/18/2036(d)	3,036,000	3,140,243
5.66%, 04/17/2036(c)(d)	8,202,000	8,540,748
5.95%, 01/19/2038(c)(d)	779,000	809,707
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	4,281,000	4,344,074
5.49%, 06/29/2035(c)	3,911,000	3,996,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Raymond James Financial, Inc., 3.75%, 04/01/2051	$119,000	$87,129
		116,972,204
IT Consulting & Other Services–0.09%
International Business Machines Corp.,
4.80%, 02/10/2030	157,000	160,968
5.70%, 02/10/2055(c)	3,590,000	3,528,750
		3,689,718
Leisure Facilities–0.08%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)(c)	3,134,000	3,177,735
Leisure Products–0.02%
Brunswick Corp., 5.85%, 03/18/2029(c)	850,000	881,612
Life & Health Insurance–3.16%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	3,994,000	3,917,223
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	2,573,000	2,669,020
4.95%, 03/30/2035(b)	4,518,000	4,542,124
5.40%, 09/30/2054(b)	2,618,000	2,508,461
American National Global Funding, 5.55%, 01/28/2030(b)	1,281,000	1,320,946
American National Group, Inc.,
5.00%, 06/15/2027	1,587,000	1,600,427
6.00%, 07/15/2035	7,009,000	7,089,707
7.00%, 12/01/2055(d)	4,287,000	4,397,347
Athene Global Funding, 5.58%, 01/09/2029(b)	2,205,000	2,282,957
Athene Holding Ltd.,
6.25%, 04/01/2054	2,252,000	2,226,107
6.63%, 05/19/2055	4,226,000	4,336,863
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	6,833,000	7,089,386
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,178,000	1,233,143
5.20%, 01/12/2029(b)	1,898,000	1,952,819
5.20%, 06/24/2029(b)	1,932,000	1,991,007
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	3,938,000	4,092,917
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	12,766,000	12,483,962
GA Global Funding Trust, 5.50%, 01/08/2029(b)	1,242,000	1,283,446
High Street Funding Trust III, 5.81%, 02/15/2055(b)	2,320,000	2,228,808
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	2,503,000	2,533,756
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	2,935,000	2,965,717
4.63%, 08/18/2030(b)(c)	2,058,000	2,072,982
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(j)	11,777,000	10,634,631
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	4,008,000	4,057,958
Principal Amount		Value
Life & Health Insurance–(continued)
MetLife, Inc.,
4.60%, 05/13/2046	$254,000	$224,521
5.00%, 07/15/2052(c)	775,000	699,423
5.25%, 01/15/2054(c)	3,848,000	3,618,564
Series G, 6.35%, 03/15/2055(d)	4,238,000	4,419,645
3.85%(d)(e)	40,000	39,925
New York Life Global Funding, 4.55%, 01/28/2033(b)(c)	2,094,000	2,070,268
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	4,018,000	4,166,797
6.50%, 04/30/2055(b)(d)	2,839,000	3,030,615
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,331,000	1,345,273
Principal Financial Group, Inc., 5.50%, 03/15/2053	36,000	34,555
Prudential Financial, Inc., 5.20%, 03/14/2035	6,184,000	6,296,073
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	7,524,000	7,535,585
		124,992,958
Managed Health Care–0.36%
Humana, Inc., 5.75%, 12/01/2028	673,000	701,803
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	41,000	29,569
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	637,000	639,704
5.30%, 02/15/2030(c)	2,112,000	2,198,443
5.35%, 02/15/2033(c)	2,708,000	2,802,150
4.50%, 04/15/2033	459,000	450,049
4.25%, 06/15/2048	223,000	178,522
5.05%, 04/15/2053	1,307,000	1,148,018
5.63%, 07/15/2054(c)	2,804,000	2,671,134
5.20%, 04/15/2063	1,778,000	1,563,641
5.75%, 07/15/2064	2,094,000	2,006,906
		14,389,939
Marine Transportation–0.13%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	1,627,000	1,721,176
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	45,000	46,437
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	3,188,000	3,291,591
		5,059,204
Metal, Glass & Plastic Containers–0.53%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	550,000	550,456
Ball Corp., 5.50%, 09/15/2033	8,624,000	8,733,540
Crown Americas LLC, 5.88%, 06/01/2033(b)	4,208,000	4,260,263
LABL, Inc., 8.63%, 10/01/2031(b)	68,000	50,262
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Metal, Glass & Plastic Containers–(continued)
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	$1,761,000	$1,824,713
5.44%, 04/03/2034	3,073,000	3,156,692
5.78%, 04/03/2054	2,387,000	2,351,102
		20,927,028
Movies & Entertainment–0.05%
Netflix, Inc., 5.40%, 08/15/2054	636,000	620,381
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)(c)	609,000	558,715
Walt Disney Co. (The),
3.50%, 05/13/2040	75,000	61,977
3.80%, 05/13/2060	143,000	104,010
WMG Acquisition Corp., 3.75%, 12/01/2029(b)(c)	585,000	555,572
		1,900,655
Multi-Family Residential REITs–0.25%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	589,000	599,791
5.30%, 12/07/2033	2,141,000	2,213,660
ERP Operating L.P., 4.95%, 06/15/2032	1,608,000	1,643,248
Essex Portfolio L.P., 5.50%, 04/01/2034	1,234,000	1,274,963
Mid-America Apartments L.P., 5.30%, 02/15/2032	2,916,000	3,038,284
UDR, Inc., 5.13%, 09/01/2034	925,000	929,405
		9,699,351
Multi-line Insurance–0.33%
Acrisure LLC, 7.50%, 11/06/2030(b)	833,000	863,827
Allianz SE (Germany), 3.50%(b)(d)(e)	7,000,000	6,954,205
American International Group, Inc.,
4.85%, 05/07/2030(c)	1,126,000	1,152,814
4.38%, 06/30/2050	257,000	211,287
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	3,737,000	3,844,352
		13,026,485
Multi-Utilities–1.75%
Ameren Illinois Co., 4.95%, 06/01/2033(c)	1,212,000	1,234,910
Black Hills Corp., 6.15%, 05/15/2034(c)	5,702,000	6,052,141
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(b)	6,144,000	6,190,993
6.70%, 05/15/2055(d)	548,000	562,565
CMS Energy Corp., 6.50%, 06/01/2055(d)	2,675,000	2,735,302
Dominion Energy, Inc.,
5.38%, 11/15/2032(c)	2,414,000	2,493,227
6.63%, 05/15/2055(d)	39,000	40,050
6.00%, 02/15/2056(d)	2,016,000	2,036,467
DTE Electric Co.,
5.20%, 03/01/2034(c)	1,307,000	1,346,880
5.85%, 05/15/2055	1,679,000	1,719,100
Principal Amount		Value
Multi-Utilities–(continued)
DTE Energy Co.,
4.95%, 07/01/2027	$867,000	$879,121
5.85%, 06/01/2034(c)	2,408,000	2,530,992
ENGIE S.A. (France),
5.25%, 04/10/2029(b)(c)	1,574,000	1,620,845
5.63%, 04/10/2034(b)(c)	1,947,000	2,020,630
5.88%, 04/10/2054(b)(c)	2,163,000	2,188,011
NiSource, Inc.,
5.25%, 03/30/2028(c)	606,000	622,852
5.35%, 04/01/2034	2,019,000	2,066,685
5.85%, 04/01/2055	3,516,000	3,461,609
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033(c)	2,054,000	2,205,799
Sempra,
6.88%, 10/01/2054(d)	4,990,000	5,076,053
6.55%, 04/01/2055(c)(d)	7,279,000	7,186,878
6.63%, 04/01/2055(c)(d)	4,089,000	4,110,561
6.38%, 04/01/2056(d)	6,344,000	6,398,093
WEC Energy Group, Inc.,
5.15%, 10/01/2027	838,000	854,253
4.75%, 01/15/2028	133,000	135,117
Conv., 3.38%, 06/01/2028(b)	3,419,000	3,464,302
		69,233,436
Office REITs–0.23%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	3,246,000	3,454,140
8.88%, 04/12/2029(c)	2,427,000	2,640,503
Cousins Properties L.P.,
5.38%, 02/15/2032	809,000	826,369
5.88%, 10/01/2034	1,964,000	2,032,309
		8,953,321
Oil & Gas Drilling–0.02%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	559,000	557,944
Transocean, Inc., 8.75%, 02/15/2030(b)	358,500	379,763
		937,707
Oil & Gas Equipment & Services–0.02%
Tidewater, Inc., 9.13%, 07/15/2030(b)	573,000	611,825
Oil & Gas Exploration & Production–0.93%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	576,000	601,213
Caturus Energy LLC, 8.50%, 02/15/2030(b)(c)	553,000	574,211
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	562,000	554,511
ConocoPhillips Co., 5.70%, 09/15/2063	1,167,000	1,111,362
Devon Energy Corp., 5.00%, 06/15/2045	5,254,000	4,423,248
Diamondback Energy, Inc.,
5.15%, 01/30/2030(c)	2,605,000	2,677,064
6.25%, 03/15/2053	3,466,000	3,436,818
5.90%, 04/18/2064	1,222,000	1,132,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.,
4.40%, 07/15/2028	$1,168,000	$1,179,656
5.35%, 01/15/2036	2,849,000	2,893,233
5.95%, 07/15/2055	4,108,000	4,147,958
Expand Energy Corp., 5.38%, 03/15/2030	668,000	675,156
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(b)	551,000	575,787
6.88%, 05/15/2034(b)	59,000	56,672
7.25%, 02/15/2035(b)(c)	1,437,000	1,403,102
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	450,905	463,615
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,470,407
Var Energi ASA (Norway),
5.88%, 05/22/2030(b)	3,259,000	3,381,139
6.50%, 05/22/2035(b)	2,998,000	3,141,382
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	635,000	656,513
		36,555,224
Oil & Gas Refining & Marketing–0.21%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,946,770
Phillips 66 Co., 5.30%, 06/30/2033(c)	1,828,000	1,870,024
Raizen Fuels Finance S.A. (Brazil),
6.70%, 02/25/2037(b)	1,846,000	1,770,692
6.95%, 03/05/2054(b)	1,840,000	1,700,044
Sunoco L.P., 6.25%, 07/01/2033(b)(c)	850,000	869,253
		8,156,783
Oil & Gas Storage & Transportation–5.40%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	3,228,000	3,340,415
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(c)	1,363,000	1,427,716
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	473,000	478,807
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	3,348,000	3,096,081
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)(c)	590,000	590,817
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	2,361,000	2,256,834
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	538,000	641,500
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,612,000	1,682,257
7.63%, 01/15/2083(c)(d)	1,789,000	1,914,169
Series NC5, 8.25%, 01/15/2084(c)(d)	2,274,000	2,427,902
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
5.55%, 02/15/2028	$290,000	$298,567
6.10%, 12/01/2028	803,000	844,997
6.40%, 12/01/2030	414,000	448,127
7.38%, 02/01/2031(b)	767,000	802,431
5.55%, 05/15/2034	2,406,000	2,444,409
4.90%, 03/15/2035	4,195,000	4,039,599
5.00%, 05/15/2050	3,201,000	2,659,710
5.95%, 05/15/2054	4,129,000	3,871,760
8.00%, 05/15/2054(c)(d)	1,029,000	1,096,950
6.05%, 09/01/2054	4,254,000	4,050,791
7.13%, 10/01/2054(d)	8,992,000	9,295,687
6.50%, 02/15/2056(d)	14,094,000	14,037,369
6.75%, 02/15/2056(d)	7,535,000	7,516,911
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	961,000	1,082,307
7.43% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)(f)	2,581,000	2,580,414
5.20%, 01/15/2036	5,137,000	5,186,732
4.25%, 02/15/2048	439,000	354,470
4.20%, 01/31/2050	1,034,000	814,119
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	552,000	588,163
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	7,092,000	7,312,910
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	11,000	11,649
7.88%, 05/15/2032(c)	430,000	446,602
8.00%, 05/15/2033	392,000	409,725
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	595,000	609,457
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	5,164,243
6.13%, 02/23/2038(b)	1,166,000	1,233,008
6.51%, 02/23/2042(b)	2,700,000	2,881,397
6.10%, 08/23/2042(b)	6,175,000	6,385,308
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	5,005,000	5,066,322
Kinder Morgan, Inc.,
5.15%, 06/01/2030	2,638,000	2,713,702
7.80%, 08/01/2031	4,679,000	5,420,556
7.75%, 01/15/2032(c)	3,742,000	4,334,017
5.20%, 06/01/2033	2,013,000	2,037,052
5.85%, 06/01/2035	3,005,000	3,123,514
MPLX L.P.,
4.80%, 02/15/2029	519,000	525,932
4.80%, 02/15/2031	4,642,000	4,646,893
5.40%, 09/15/2035	6,841,000	6,756,191
4.70%, 04/15/2048	1,119,000	908,460
5.50%, 02/15/2049	1,752,000	1,578,700
4.95%, 03/14/2052	2,658,000	2,191,904
5.65%, 03/01/2053	514,000	466,974
6.20%, 09/15/2055	4,298,000	4,180,861
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)(c)	422,000	429,518
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	$5,211,000	$5,992,777
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	537,000	354,731
5.63%, 02/01/2054(b)	893,000	845,890
ONEOK Partners L.P., 6.85%, 10/15/2037	1,690,000	1,843,801
ONEOK, Inc., 6.63%, 09/01/2053	3,678,000	3,779,812
Plains All American Pipeline L.P., Series B, 8.58% (3 mo. Term SOFR + 4.37%)(e)(f)	168,000	168,481
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	548,000	571,796
South Bow Canadian infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(c)(d)	2,112,000	2,208,765
7.63%, 03/01/2055(d)	3,602,000	3,751,252
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	474,000	480,072
5.58%, 10/01/2034	1,947,000	1,932,234
6.18%, 10/01/2054(c)	2,448,000	2,326,492
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	2,125,000	2,190,820
Targa Resources Corp.,
5.20%, 07/01/2027	16,000	16,275
5.50%, 02/15/2035	18,000	18,163
6.25%, 07/01/2052	23,000	22,706
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)(c)	2,408,000	2,648,894
9.88%, 02/01/2032(b)(c)	2,117,000	2,306,480
9.00%(b)(c)(d)(e)	570,000	566,393
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)(c)	2,646,000	2,903,980
6.50%, 01/15/2034(b)(c)	2,131,000	2,226,025
7.75%, 05/01/2035(b)(c)	3,850,000	4,289,185
6.75%, 01/15/2036(b)	1,661,000	1,744,175
Western Midstream Operating L.P.,
6.15%, 04/01/2033(c)	1,421,000	1,485,283
5.45%, 11/15/2034	3,215,000	3,177,301
5.30%, 03/01/2048	6,994,000	5,898,007
Williams Cos., Inc. (The),
5.30%, 08/15/2028	924,000	953,564
4.80%, 11/15/2029	1,200,000	1,221,898
4.65%, 08/15/2032	736,000	727,126
5.65%, 03/15/2033(c)	1,768,000	1,841,270
5.80%, 11/15/2054	2,898,000	2,811,055
6.00%, 03/15/2055(c)	3,156,000	3,142,337
		213,151,946
Other Specialized REITs–0.04%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	500,000	515,352
4.50%, 02/15/2031(b)	583,000	554,993
6.25%, 01/15/2033(b)(c)	579,000	592,847
		1,663,192
Other Specialty Retail–0.04%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)(c)	557,000	572,374
Principal Amount		Value
Other Specialty Retail–(continued)
SGUS LLC, 11.00%, 12/15/2029(b)	$145,690	$129,516
Tractor Supply Co., 5.25%, 05/15/2033(c)	724,000	743,024
		1,444,914
Packaged Foods & Meats–0.73%
Campbell’s Co. (The),
5.20%, 03/21/2029	896,000	920,560
5.25%, 10/13/2054(c)	1,742,000	1,570,129
General Mills, Inc., 5.50%, 10/17/2028(c)	1,278,000	1,329,867
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	1,111,000	1,195,391
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)(c)	620,000	583,625
Mars, Inc.,
4.80%, 03/01/2030(b)	1,808,000	1,843,094
5.00%, 03/01/2032(b)(c)	1,430,000	1,460,507
5.20%, 03/01/2035(b)	5,160,000	5,211,061
5.65%, 05/01/2045(b)	1,882,000	1,856,799
5.70%, 05/01/2055(b)	4,275,000	4,173,689
5.80%, 05/01/2065(b)	2,924,000	2,871,957
McCormick & Co., Inc., 4.70%, 10/15/2034(c)	2,448,000	2,378,663
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	1,266,000	1,391,290
Post Holdings, Inc., 6.25%, 10/15/2034(b)	28,000	28,236
The Campbell’s Company, 4.75%, 03/23/2035(c)	2,190,000	2,098,150
		28,913,018
Paper & Plastic Packaging Products & Materials–0.13%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	1,615,000	1,641,978
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	1,286,000	1,308,244
Sealed Air Corp.,
5.00%, 04/15/2029(b)	291,000	288,860
7.25%, 02/15/2031(b)(c)	1,682,000	1,772,917
6.88%, 07/15/2033(b)	267,000	288,602
		5,300,601
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	78,000	73,887
Passenger Airlines–0.78%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	886,069	850,807
Series 2021-1, Class B, 3.95%, 07/11/2030	987,690	948,136
Series 2021-1, Class A, 2.88%, 07/11/2034	1,477,709	1,333,055
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,942,000	1,953,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	$1,205,000	$1,207,686
5.31%, 10/20/2031(b)	1,527,000	1,530,113
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,044,838	955,146
CHC Group LLC, 11.75%, 09/01/2030(b)	276,000	275,014
Delta Air Lines, Inc.,
4.95%, 07/10/2028	5,630,000	5,702,740
5.25%, 07/10/2030	2,436,000	2,485,777
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	115,711	115,581
4.75%, 10/20/2028(b)	3,697,854	3,719,682
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	708,483	703,319
Series 2020-1, Class A, 5.88%, 10/15/2027	751,936	770,355
Series 2018-1, Class AA, 3.50%, 03/01/2030	810,905	776,857
Series 2019-1, Class A, 4.55%, 08/25/2031	910,308	863,352
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,445,932	1,401,905
Series 24-A, 5.88%, 02/15/2037	2,713,115	2,765,932
Series AA, 5.45%, 02/15/2037	2,520,977	2,592,019
		30,951,408
Passenger Ground Transportation–0.08%
Uber Technologies, Inc.,
7.50%, 09/15/2027(b)	73,000	73,031
5.35%, 09/15/2054(c)	3,239,000	3,043,258
		3,116,289
Personal Care Products–0.12%
Kenvue, Inc.,
4.90%, 03/22/2033	2,084,000	2,117,887
5.10%, 03/22/2043(c)	1,009,000	971,252
5.20%, 03/22/2063(c)	1,068,000	973,473
Opal Bidco SAS (France), 6.50%, 03/31/2032 (Acquired 03/31/2025-04/14/2025; Cost $554,215)(b)(c)(k)	555,000	565,128
		4,627,740
Pharmaceuticals–1.82%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	400,000	415,658
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	645,000	664,457
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	39,000	40,357
5.00%, 02/26/2034	32,000	32,703
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	167,000	175,297
Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	$22,000	$23,706
6.25%, 11/15/2053	17,000	18,029
5.55%, 02/22/2054	210,000	202,687
6.40%, 11/15/2063	208,000	222,701
Eli Lilly and Co.,
5.00%, 02/09/2054	1,703,000	1,562,023
5.05%, 08/14/2054	4,540,000	4,204,725
5.55%, 10/15/2055	2,483,000	2,465,399
5.10%, 02/09/2064	2,906,000	2,649,241
5.20%, 08/14/2064	1,134,000	1,051,020
5.65%, 10/15/2065	2,432,000	2,413,565
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	2,582,000	2,582,679
4.38%, 10/15/2030(b)	13,901,000	13,888,526
4.63%, 10/15/2032(b)(c)	1,665,000	1,654,017
5.00%, 10/15/2035(b)	3,610,000	3,575,231
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	511,000	544,653
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	70,000	61,641
Merck & Co., Inc.,
5.00%, 05/17/2053(c)	1,362,000	1,234,250
5.15%, 05/17/2063	768,000	699,234
Novartis Capital Corp.,
4.20%, 09/18/2034(c)	5,339,000	5,174,643
4.70%, 09/18/2054	4,651,000	4,107,889
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 05/19/2033	43,000	43,102
5.34%, 05/19/2063	186,000	169,637
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035(c)	8,034,000	8,074,042
5.90%, 07/07/2055	6,419,000	6,393,519
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	5,392,000	5,510,322
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032(c)	1,917,000	1,972,687
		71,827,640
Property & Casualty Insurance–0.47%
Arch Capital Finance LLC, 5.03%, 12/15/2046	249,000	226,662
CNA Financial Corp., 5.20%, 08/15/2035	7,450,000	7,379,613
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	5,046,000	4,985,374
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	2,062,000	2,063,766
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	999,000	1,006,065
5.45%, 05/25/2053(c)	1,195,000	1,162,282
5.70%, 07/24/2055	1,775,000	1,779,705
		18,603,467
Rail Transportation–0.52%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054	3,222,000	3,009,582
5.80%, 03/15/2056(c)	7,401,000	7,516,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Rail Transportation–(continued)
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	$7,457,000	$7,601,620
CSX Corp.,
6.15%, 05/01/2037	88,000	96,058
4.75%, 11/15/2048	186,000	163,886
Norfolk Southern Corp.,
5.05%, 08/01/2030	42,000	43,505
5.55%, 03/15/2034	23,000	24,161
5.35%, 08/01/2054	42,000	40,031
5.95%, 03/15/2064(c)	184,000	187,832
TTX Co., 5.05%, 11/15/2034(b)	1,719,000	1,752,571
Union Pacific Corp., 5.15%, 01/20/2063	59,000	53,500
		20,489,170
Real Estate Development–0.29%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	524,000	562,255
Essential Properties L.P., 5.40%, 12/01/2035(c)	2,220,000	2,191,708
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	526,627
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	5,411,000	6,016,623
6.88%, 07/15/2029	2,000,000	2,117,406
		11,414,619
Regional Banks–0.29%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	1,843,000	1,852,095
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)(d)	505,000	506,620
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	1,716,000	1,786,774
Synovus Financial Corp., 6.17%, 11/01/2030(d)	1,003,000	1,043,703
Truist Financial Corp.,
5.87%, 06/08/2034(d)	38,000	39,960
Series P, 4.95%(d)(e)	970,000	967,915
Zions Bancorp. N.A., 4.70%, 08/18/2028(d)	4,136,000	4,152,363
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	1,257,000	1,317,664
		11,667,094
Reinsurance–0.54%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	1,190,000	1,237,609
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	2,474,000	2,438,893
4.70%, 10/15/2051(b)(d)	578,000	568,832
6.75%, 03/15/2054(b)	4,182,000	4,277,520
7.95%, 10/15/2054(b)(c)(d)	2,335,000	2,462,949
RGA Global Funding, 5.00%, 08/25/2032(b)	10,343,000	10,390,179
		21,375,982
Principal Amount		Value
Renewable Electricity–0.03%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	$525,000	$532,811
Idaho Power Co., 5.20%, 08/15/2034	628,000	645,020
		1,177,831
Research & Consulting Services–0.18%
CACI International, Inc., 6.38%, 06/15/2033(b)(c)	610,000	629,942
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	624,000	590,043
Verisk Analytics, Inc.,
4.50%, 08/15/2030(c)	1,355,000	1,361,244
5.13%, 02/15/2036	4,700,000	4,671,604
		7,252,833
Restaurants–1.16%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	1,244,000	1,260,360
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	5,640,000	5,900,794
McDonald’s Corp.,
4.40%, 02/12/2031	11,227,000	11,269,005
4.95%, 03/03/2035(c)	7,796,000	7,850,801
5.00%, 02/13/2036	6,863,000	6,871,163
5.15%, 09/09/2052(c)	324,000	298,229
5.45%, 08/14/2053(c)	5,287,000	5,075,545
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	6,868,000	7,248,226
		45,774,123
Retail REITs–0.72%
Agree L.P., 5.63%, 06/15/2034	1,264,000	1,301,595
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	934,000	967,735
Kimco Realty OP LLC,
2.70%, 10/01/2030	250,000	230,872
4.85%, 03/01/2035	2,015,000	1,987,898
5.30%, 02/01/2036	6,948,000	7,025,023
Kite Realty Group L.P.,
4.95%, 12/15/2031	1,115,000	1,129,161
5.50%, 03/01/2034	636,000	650,988
Kite Realty Group Trust, 4.75%, 09/15/2030	623,000	625,999
NNN REIT, Inc.,
5.60%, 10/15/2033	907,000	944,787
5.50%, 06/15/2034	1,182,000	1,218,298
Realty Income Corp.,
4.85%, 03/15/2030(c)	310,000	318,171
5.63%, 10/13/2032	1,088,000	1,145,369
5.13%, 04/15/2035	984,000	991,754
5.38%, 09/01/2054(c)	870,000	824,961
Regency Centers L.P.,
5.00%, 07/15/2032	1,709,000	1,744,850
5.25%, 01/15/2034	1,263,000	1,293,887
5.10%, 01/15/2035	979,000	982,927
Simon Property Group L.P., 4.75%, 09/26/2034	5,315,000	5,227,608
		28,611,883
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Security & Alarm Services–0.03%
Brink’s Co. (The),
6.50%, 06/15/2029(b)	$540,000	$555,716
6.75%, 06/15/2032(b)(c)	532,000	551,535
		1,107,251
Self-Storage REITs–1.04%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	2,303,000	2,336,380
5.41%, 09/12/2034(c)	2,515,000	2,472,284
Extra Space Storage L.P.,
5.70%, 04/01/2028	656,000	677,913
2.55%, 06/01/2031	279,000	250,670
4.95%, 01/15/2033(c)	2,305,000	2,313,398
5.40%, 02/01/2034	2,311,000	2,358,939
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	737,000	737,352
Prologis L.P.,
4.63%, 01/15/2033(c)	2,431,000	2,425,720
4.75%, 06/15/2033(c)	2,648,000	2,655,756
5.13%, 01/15/2034(c)	1,335,000	1,364,839
5.00%, 03/15/2034	4,897,000	4,949,834
5.00%, 01/31/2035	3,157,000	3,175,509
5.25%, 05/15/2035	3,586,000	3,658,210
5.25%, 06/15/2053(c)	4,318,000	4,042,097
5.25%, 03/15/2054(c)	5,434,000	5,086,559
Public Storage Operating Co., 5.35%, 08/01/2053(c)	2,566,000	2,447,074
		40,952,534
Semiconductors–1.12%
Broadcom, Inc.,
5.05%, 07/12/2029	1,893,000	1,946,880
5.15%, 11/15/2031	1,939,000	2,005,484
5.20%, 07/15/2035	4,211,000	4,250,995
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	1,031,000	1,088,587
5.50%, 01/25/2031(b)	1,813,000	1,883,932
6.15%, 01/25/2032(b)	3,129,000	3,324,553
5.90%, 01/25/2033(b)	744,000	780,437
5.88%, 01/25/2034(b)	3,624,000	3,724,065
6.25%, 01/25/2035(b)	4,409,000	4,670,862
6.10%, 01/25/2036(b)	2,813,000	2,946,476
6.20%, 01/25/2037(b)	2,954,000	3,109,949
6.40%, 01/25/2038(b)	1,272,000	1,363,877
6.30%, 01/25/2039(b)	2,470,000	2,614,501
Kioxia Holdings Corp. (Japan),
6.25%, 07/24/2030(b)	1,070,000	1,071,781
6.63%, 07/24/2033(b)	1,048,000	1,042,933
Micron Technology, Inc.,
5.30%, 01/15/2031	1,146,000	1,182,954
5.65%, 11/01/2032(c)	1,708,000	1,786,581
6.05%, 11/01/2035	5,183,000	5,448,031
		44,242,878
Single-Family Residential REITs–0.18%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	5,072,000	5,195,217
Principal Amount		Value
Single-Family Residential REITs–(continued)
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	$1,789,000	$1,748,744
		6,943,961
Soft Drinks & Non-alcoholic Beverages–0.96%
Coca-Cola Co. (The),
5.30%, 05/13/2054(c)	8,587,000	8,287,503
5.40%, 05/13/2064	7,402,000	7,135,069
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	6,659,000	6,679,044
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	2,317,000	2,315,123
4.60%, 05/15/2030	7,451,000	7,455,533
5.15%, 05/15/2035	2,912,000	2,877,234
PepsiCo, Inc., 4.30%, 07/23/2030	3,297,000	3,318,741
		38,068,247
Sovereign Debt–1.84%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	2,181,000	2,258,600
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)	2,297,000	2,314,721
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	1,763,000	1,864,593
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	8,475,000	8,848,324
7.15%, 02/24/2055(b)	5,337,000	5,542,474
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	1,870,000	1,936,385
6.25%, 08/15/2036(b)	4,490,000	4,616,259
6.55%, 02/06/2037(b)	2,180,000	2,266,110
6.88%, 08/15/2055(b)	3,762,000	3,789,275
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,754,000	1,778,346
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	6,600,000	6,765,990
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,626,384
5.88%, 01/30/2029(b)	1,992,000	2,038,327
5.75%, 09/16/2030(b)	7,304,000	7,377,887
7.13%, 01/17/2033(b)	1,620,000	1,726,216
5.75%, 03/24/2035(b)	3,622,000	3,445,035
6.63%, 05/16/2036(b)	7,702,000	7,711,165
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	5,735,000	5,749,223
		72,655,314
Specialized Consumer Services–0.53%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,852,000	1,888,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Specialized Consumer Services–(continued)
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	$912,000	$861,217
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	6,772,000	6,900,120
5.63%, 04/28/2035(b)	11,273,000	11,456,229
		21,105,748
Specialized Finance–0.13%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	68,000	51,889
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	989,000	1,051,456
8.25%, 05/15/2030(b)	3,176,000	3,328,219
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	546,000	580,562
		5,012,126
Specialty Chemicals–0.64%
Celanese US Holdings LLC, 7.20%, 11/15/2033(c)	545,000	567,429
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,667,000	2,751,227
6.70%, 03/01/2036(b)	3,187,000	3,299,070
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	6,370,000	6,399,559
4.50%, 08/15/2030(c)	4,806,000	4,834,884
5.15%, 08/15/2035	6,171,000	6,219,557
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	1,034,000	1,104,927
Wayfair LLC, 7.25%, 10/31/2029(b)	66,000	67,461
		25,244,114
Steel–0.22%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	1,698,000	1,772,364
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	2,366,000	2,404,682
7.00%, 03/15/2032(b)(c)	371,000	369,292
7.38%, 05/01/2033(b)	33,000	32,900
POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030(b)	2,459,000	2,524,033
5.75%, 05/07/2035(b)	1,599,000	1,671,191
		8,774,462
Systems Software–0.79%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	928,000	875,337
Oracle Corp.,
6.25%, 11/09/2032	3,826,000	4,136,061
4.90%, 02/06/2033	1,798,000	1,799,263
4.70%, 09/27/2034	4,202,000	4,063,654
4.00%, 11/15/2047	174,000	131,593
6.90%, 11/09/2052	2,568,000	2,783,029
5.55%, 02/06/2053	174,000	159,806
5.38%, 09/27/2054	6,101,000	5,438,882
6.00%, 08/03/2055(c)	3,135,000	3,065,003
5.50%, 09/27/2064	4,092,000	3,632,988
6.13%, 08/03/2065	5,099,000	4,955,281
		31,040,897
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.27%
Apple, Inc.,
3.95%, 08/08/2052	$156,000	$122,813
4.10%, 08/08/2062	2,629,000	2,061,398
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	3,168,000	3,115,731
5.60%, 10/15/2054	5,646,000	5,218,379
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)	75,000	48,854
8.88%, 11/30/2029(b)	83,000	50,863
		10,618,038
Telecom Tower REITs–0.03%
American Tower Corp., 3.10%, 06/15/2050	120,000	77,916
SBA Communications Corp., 3.13%, 02/01/2029(c)	1,107,000	1,041,173
		1,119,089
Tobacco–1.22%
Altria Group, Inc., 3.70%, 02/04/2051(c)	514,000	356,149
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	2,361,000	2,498,410
6.00%, 02/20/2034	3,291,000	3,494,732
7.08%, 08/02/2043	229,000	254,259
7.08%, 08/02/2053	6,090,000	6,773,287
Philip Morris International, Inc.,
5.13%, 11/17/2027	33,000	33,713
4.88%, 02/13/2029	48,000	49,036
4.63%, 11/01/2029(c)	1,501,000	1,525,331
4.38%, 04/30/2030(c)	4,772,000	4,800,577
5.13%, 02/13/2031	824,000	851,812
4.75%, 11/01/2031	1,184,000	1,201,687
5.75%, 11/17/2032	2,672,000	2,830,556
5.38%, 02/15/2033(c)	6,402,000	6,630,317
5.63%, 09/07/2033	4,397,000	4,617,449
5.25%, 02/13/2034(c)	2,151,000	2,198,839
4.90%, 11/01/2034(c)	6,066,000	6,042,398
4.88%, 04/30/2035	4,270,000	4,232,581
		48,391,133
Trading Companies & Distributors–0.31%
Air Lease Corp., Series B, 4.65%(d)(e)	2,698,000	2,675,147
Aircastle Ltd., 5.25%(b)(d)(e)	1,154,000	1,149,500
Ferguson Enterprises, Inc., 5.00%, 10/03/2034(c)	1,899,000	1,881,224
GATX Corp.,
5.50%, 06/15/2035	45,000	45,846
6.05%, 06/05/2054	62,000	62,067
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	2,677,000	2,756,397
5.13%, 07/17/2034(b)(c)	3,552,000	3,646,115
		12,216,296
Transaction & Payment Processing Services–0.41%
Block, Inc.,
5.63%, 08/15/2030(b)(c)	945,000	966,571
6.00%, 08/15/2033(b)(c)	1,133,000	1,163,904
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Principal Amount		Value
Transaction & Payment Processing Services–(continued)
Fiserv, Inc.,
5.38%, 08/21/2028	$1,861,000	$1,920,521
4.55%, 02/15/2031	1,302,000	1,302,268
5.63%, 08/21/2033	2,246,000	2,331,708
5.45%, 03/15/2034(c)	3,844,000	3,940,507
5.25%, 08/11/2035	2,811,000	2,801,008
Mastercard, Inc., 4.85%, 03/09/2033	1,295,000	1,324,593
PayPal Holdings, Inc.,
5.05%, 06/01/2052	208,000	190,352
5.25%, 06/01/2062(c)	366,000	336,661
		16,278,093
Water Utilities–0.05%
American Water Capital Corp., 5.70%, 09/01/2055	2,093,000	2,062,536
Wireless Telecommunication Services–0.40%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(d)	2,314,000	2,379,440
7.13%, 04/15/2055(d)	1,614,000	1,676,266
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	2,097,700	2,113,402
T-Mobile USA, Inc.,
4.50%, 04/15/2050	1,135,000	928,535
5.65%, 01/15/2053(c)	2,849,000	2,730,564
6.00%, 06/15/2054	1,159,000	1,167,507
5.50%, 01/15/2055	47,000	44,017
5.88%, 11/15/2055(c)	2,790,000	2,755,057
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	545,000	514,210
4.13%, 06/04/2081(d)	1,095,000	1,015,388
5.13%, 06/04/2081(d)	466,000	362,029
		15,686,415
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,552,297,537)		3,598,748,386

Asset-Backed Securities–2.99%
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	6,160,000	5,952,515
Series 2025-4A, Class A2, 5.20%, 08/25/2055(j)	7,750,000	7,310,622
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	2,475,967	2,519,950
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	6,530,000	6,580,132
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	5,550,000	5,604,035
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,853,791	1,882,570
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(j)	5,941,000	5,917,236
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	5,300,000	5,414,032
Principal Amount		Value

Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$2,537,558	$2,525,608
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(j)	4,750,000	4,762,049
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,795,331
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,156,450	9,986,991
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,450,125	2,267,508
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,411,692	2,090,201
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,701,473	4,850,325
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,159,015	5,245,658
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,116,338	5,246,036
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,304,912	5,289,583
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,893,025	4,900,615
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	5,022,050	5,042,917
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,207,778	4,130,946
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,059,100	3,141,291
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,671,000	5,862,916
Total Asset-Backed Securities (Cost $117,455,685)		118,319,067
U.S. Treasury Securities–2.28%
U.S. Treasury Bills–0.46%
3.83% - 4.12%, 05/14/2026(l)(m)	18,626,000	18,137,130
U.S. Treasury Bonds–0.13%
4.88%, 08/15/2045	3,992,700	3,997,691
4.75%, 05/15/2055	1,006,000	978,964
		4,976,655
U.S. Treasury Notes–1.69%
3.88%, 07/31/2027	2,930,600	2,942,963
3.88%, 07/15/2028	1,000	1,008
3.63%, 08/15/2028	13,834,500	13,853,414
3.88%, 07/31/2030	5,366,100	5,410,119
4.00%, 07/31/2032	60,000	60,281
4.25%, 08/15/2035	44,538,500	44,632,449
		66,900,234
Total U.S. Treasury Securities (Cost $89,531,738)		90,014,019
Shares
Preferred Stocks–1.16%
Aerospace & Defense–0.10%
Boeing Co. (The), 6.00%, Conv. Pfd.	52,000	3,869,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

	Shares		Value
Diversified Banks–0.44%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		14,224	$17,282,160
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(d)		287,800	7,612,310
Investment Banking & Brokerage–0.26%
Morgan Stanley, 7.13%, Series E, Pfd.		256,997	6,561,133
Morgan Stanley, 6.88%, Series F, Pfd.		150,000	3,804,000
			10,365,133
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.(c)		251,487	6,815,298
Total Preferred Stocks (Cost $44,455,139)			45,944,741
	Principal Amount
Variable Rate Senior Loan Interests–0.87%(n)(o)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, —%, 08/30/2032(p)		$2,014,133	2,016,993
Automobile Manufacturers–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (United Kingdom), Term Loan B, 7.07% (1 mo. SOFR + 2.75%), 01/15/2032		975,500	977,480
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 6.32% (1 mo. SOFR + 0.20%), 11/30/2031		1,648,078	1,654,259
Passenger Airlines–0.12%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032		4,595,782	4,625,953
Restaurants–0.25%
Raising Cane’s Restaurants LLC, Term Loan B, 6.32% (1 mo. SOFR + 2.00%), 09/10/2031		10,044,475	10,060,195
Wireless Telecommunication Services–0.38%
X Corp., Term Loan B, 9.50%, 10/27/2029		15,171,000	14,937,973
Total Variable Rate Senior Loan Interests (Cost $34,461,616)			34,272,853
Non-U.S. Dollar Denominated Bonds & Notes–0.22%(q)
Cable & Satellite–0.01%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	EUR	500,000	591,353
Drug Retail–0.06%
Boots Group Finco L.P. (United Kingdom),
5.38%, 08/31/2032(b)	EUR	750,000	903,610
7.38%, 08/31/2032(b)	GBP	1,075,000	1,485,693
			2,389,303
	Principal Amount		Value
Health Care Supplies–0.01%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(f)	EUR	500,000	$591,583
Hotels, Resorts & Cruise Lines–0.01%
Carnival PLC, 4.13%, 07/15/2031(b)	EUR	500,000	590,867
Metal, Glass & Plastic Containers–0.02%
Ball Corp., 4.25%, 07/01/2032	EUR	510,000	609,275
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,173,770
Specialized Consumer Services–0.01%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 4.13%, 02/15/2031(b)	EUR	275,000	318,469
Transaction & Payment Processing Services–0.02%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	EUR	507,000	615,463
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,425,581)			8,880,083
	Shares
Exchange-Traded Funds–0.18%
Invesco High Yield Bond Factor ETF(r)		82,000	1,861,810
Invesco High Yield Select ETF(r)		9,000	230,850
Invesco Short Duration Total Return Bond ETF(r)(s)		13,000	325,455
Invesco Total Return Bond ETF(c)(r)		100,000	4,704,000
Total Exchange-Traded Funds (Cost $8,231,898)			7,122,115
	Principal Amount
Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 6.38%, 05/15/2037(b)		$360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)		350,000	35,000
Total Municipal Obligations (Cost $392,750)			35,004
	Shares
Money Market Funds–0.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(r)(t)		4,969,843	4,969,843
Invesco Treasury Portfolio, Institutional Class, 4.17%(r)(t)		9,229,708	9,229,708
Total Money Market Funds (Cost $14,199,551)			14,199,551

Options Purchased–0.04%
(Cost $1,648,889)(u)			1,429,740
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $3,871,100,384)			3,918,965,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.16%
Invesco Private Government Fund, 4.28%(r)(t)(v)	141,049,891	$141,049,891
Invesco Private Prime Fund, 4.46%(r)(t)(v)	378,525,220	378,638,777
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $519,660,063)		519,688,668
TOTAL INVESTMENTS IN SECURITIES–112.37% (Cost $4,390,760,447)		4,438,654,227
OTHER ASSETS LESS LIABILITIES—(12.37)%		(488,678,517)
NET ASSETS–100.00%		$3,949,975,710
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $1,282,497,342, which represented 32.47% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Zero coupon bond issued at a discount.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2025 was $317,400, which represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)	This variable rate interest will settle after August 31, 2025, at which time the interest rate will be determined.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$341,423	$1,512,919	$-	$7,468	$-	$1,861,810	$55,410
Invesco High Yield Select ETF	255,199	-	(25,349)	566	434	230,850	7,263
Invesco Short Duration Total Return Bond ETF	299,952	25,020	-	483	-	325,455	7,695
Invesco Total Return Bond ETF	4,729,000	-	-	(25,000)	-	4,704,000	109,592
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	299,515,138	(294,545,295)	-	-	4,969,843	206,557
Invesco Treasury Portfolio, Institutional Class	-	556,242,398	(547,012,690)	-	-	9,229,708	380,463
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,109,774	391,952,988	(411,012,871)	-	-	141,049,891	3,032,274*
Invesco Private Prime Fund	423,682,964	918,921,747	(963,967,830)	28,605	(26,709)	378,638,777	8,212,288*
Total	$589,418,312	$2,168,170,210	$(2,216,564,035)	$12,122	$(26,275)	$541,010,334	$12,011,542

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Formerly known as Invesco Short Duration Bond ETF.
(t)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	11/28/2025	94	USD	6,550.00	USD	61,570,000	$1,429,740

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,407	December-2025	$501,953,522	$871,601	$871,601
U.S. Treasury 5 Year Notes	882	December-2025	96,551,437	109,977	109,977
U.S. Treasury Long Bonds	626	December-2025	71,520,500	(126,753)	(126,753)
U.S. Treasury Ultra Bonds	705	December-2025	82,176,563	78,660	78,660
Subtotal—Long Futures Contracts				933,485	933,485
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,362	December-2025	(153,225,000)	(453,362)	(453,362)
U.S. Treasury 10 Year Ultra Notes	1,897	December-2025	(217,028,656)	(563,172)	(563,172)
Subtotal—Short Futures Contracts				(1,016,534)	(1,016,534)
Total Futures Contracts				$(83,049)	$(83,049)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/31/2025	Citibank, N.A.	EUR	2,115,000	USD	2,491,671	$8,167
Currency Risk
10/31/2025	Morgan Stanley and Co. International PLC	GBP	1,070,000	USD	1,430,879	(15,955)
10/31/2025	State Street Bank & Trust Co.	EUR	1,505,000	USD	1,747,662	(19,560)
Subtotal—Depreciation						(35,515)
Total Forward Foreign Currency Contracts						$(27,348)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,848,668,935)*	$3,897,643,893
Investments in affiliates, at value (Cost $542,091,512)	541,010,334
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	8,167
Foreign currencies, at value (Cost $167,018)	167,598
Receivable for:
Investments sold	11,566,968
Fund shares sold	2,435,331
Dividends	538,323
Interest	49,916,588
Investments matured, at value (Cost $428,663)	29,820
Investment for trustee deferred compensation and retirement plans	206,219
Other assets	113,831
Total assets	4,503,637,072
Liabilities:
Other investments:
Variation margin payable — futures contracts	460,546
Unrealized depreciation on forward foreign currency contracts outstanding	35,515
Payable for:
Investments purchased	26,879,343
Dividends	2,658,364
Fund shares reacquired	2,388,657
Amount due custodian	43,909
Collateral upon return of securities loaned	519,660,063
Accrued fees to affiliates	1,133,031
Accrued trustees’ and officers’ fees and benefits	4,732
Accrued other operating expenses	180,057
Trustee deferred compensation and retirement plans	217,145
Total liabilities	553,661,362
Net assets applicable to shares outstanding	$3,949,975,710
Net assets consist of:
Shares of beneficial interest	$4,407,815,261
Distributable earnings (loss)	(457,839,551)
$3,949,975,710
Net Assets:
Class A	$1,107,725,937
Class C	$27,549,306
Class R	$19,699,984
Class Y	$1,330,877,189
Class R5	$17,520,160
Class R6	$1,446,603,134
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	176,749,418
Class C	4,368,792
Class R	3,141,896
Class Y	211,977,263
Class R5	2,792,747
Class R6	230,386,437
Class A:
Net asset value per share	$6.27
Maximum offering price per share (Net asset value of $6.27 ÷ 95.75%)	$6.55
Class C:
Net asset value and offering price per share	$6.31
Class R:
Net asset value and offering price per share	$6.27
Class Y:
Net asset value and offering price per share	$6.28
Class R5:
Net asset value and offering price per share	$6.27
Class R6:
Net asset value and offering price per share	$6.28

*	At August 31, 2025, securities with an aggregate value of $499,060,776 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$106,099,087
Dividends	1,481,260
Dividends from affiliates (includes net securities lending income of $357,545)	1,124,525
Total investment income	108,704,872
Expenses:
Advisory fees	5,221,587
Administrative services fees	267,680
Custodian fees	45,945
Distribution fees:
Class A	1,379,034
Class C	139,134
Class R	47,097
Transfer agent fees — A, C, R and Y	1,873,001
Transfer agent fees — R5	8,873
Transfer agent fees — R6	191,559
Trustees’ and officers’ fees and benefits	24,315
Registration and filing fees	104,958
Reports to shareholders	164,777
Professional services fees	37,678
Other	31,238
Total expenses	9,536,876
Less: Fees waived and/or expense offset arrangement(s)	(37,835)
Net expenses	9,499,041
Net investment income	99,205,831
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(15,001,820)
Affiliated investment securities	(26,275)
Foreign currencies	39,288
Forward foreign currency contracts	(79,166)
Futures contracts	(7,017,482)
Option contracts written	52,833
(22,032,622)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	20,628,486
Affiliated investment securities	12,122
Foreign currencies	2,845
Forward foreign currency contracts	(27,632)
Futures contracts	(2,433,160)
18,182,661
Net realized and unrealized gain (loss)	(3,849,961)
Net increase in net assets resulting from operations	$95,355,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$99,205,831	$186,940,248
Net realized gain (loss)	(22,032,622)	7,505,765
Change in net unrealized appreciation	18,182,661	52,240,005
Net increase in net assets resulting from operations	95,355,870	246,686,018
Distributions to shareholders from distributable earnings:
Class A	(27,712,897)	(55,184,605)
Class C	(622,036)	(1,354,830)
Class R	(448,841)	(782,507)
Class Y	(34,814,853)	(64,847,234)
Class R5	(472,173)	(959,520)
Class R6	(36,360,130)	(62,774,024)
Total distributions from distributable earnings	(100,430,930)	(185,902,720)
Share transactions–net:
Class A	(12,759,599)	18,814,044
Class C	(2,175,902)	(3,176,885)
Class R	1,261,122	2,946,171
Class Y	2,723,707	436,219,068
Class R5	(250,406)	935,737
Class R6	166,366,889	182,588,915
Net increase in net assets resulting from share transactions	155,165,811	638,327,050
Net increase in net assets	150,090,751	699,110,348
Net assets:
Beginning of period	3,799,884,959	3,100,774,611
End of period	$3,949,975,710	$3,799,884,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$6.28	$0.15	$(0.00)	$0.15	$(0.16)	$—	$(0.16)	$6.27	2.38%	$1,107,726	0.71%(d)	0.71%(d)	4.95%(d)	106%
Year ended 02/28/25	6.17	0.31	0.11	0.42	(0.31)	—	(0.31)	6.28	6.98	1,123,034	0.71	0.71	5.03	146
Year ended 02/29/24	6.18	0.30	(0.02)	0.28	(0.29)	—	(0.29)	6.17	4.72	1,086,043	0.75	0.75	4.89	195
Year ended 02/28/23	7.15	0.25	(0.98)	(0.73)	(0.24)	—	(0.24)	6.18	(10.14)	1,048,198	0.77	0.77	3.91	171
Year ended 02/28/22	7.80	0.21	(0.49)	(0.28)	(0.21)	(0.16)	(0.37)	7.15	(3.79)	1,295,987	0.72	0.72	2.66	133
Year ended 02/28/21	7.80	0.22	0.25	0.47	(0.24)	(0.23)	(0.47)	7.80	6.14	1,342,071	0.74	0.74	2.87	182
Class C
Six months ended 08/31/25	6.32	0.13	(0.01)	0.12	(0.13)	—	(0.13)	6.31	2.02 (e)	27,549	1.42 (d)(e)	1.42 (d)(e)	4.24 (d)(e)	106
Year ended 02/28/25	6.22	0.27	0.10	0.37	(0.27)	—	(0.27)	6.32	6.01	29,816	1.46	1.46	4.28	146
Year ended 02/29/24	6.22	0.25	(0.00)	0.25	(0.25)	—	(0.25)	6.22	4.11	32,470	1.50	1.50	4.14	195
Year ended 02/28/23	7.20	0.20	(0.98)	(0.78)	(0.20)	—	(0.20)	6.22	(10.84)(e)	35,770	1.51 (e)	1.51 (e)	3.17 (e)	171
Year ended 02/28/22	7.86	0.15	(0.49)	(0.34)	(0.16)	(0.16)	(0.32)	7.20	(4.60)	51,444	1.47	1.47	1.91	133
Year ended 02/28/21	7.87	0.17	0.24	0.41	(0.19)	(0.23)	(0.42)	7.86	5.23	65,404	1.49	1.49	2.12	182
Class R
Six months ended 08/31/25	6.28	0.15	(0.01)	0.14	(0.15)	—	(0.15)	6.27	2.25	19,700	0.96 (d)	0.96 (d)	4.70 (d)	106
Year ended 02/28/25	6.18	0.30	0.10	0.40	(0.30)	—	(0.30)	6.28	6.55	18,461	0.96	0.96	4.78	146
Year ended 02/29/24	6.18	0.28	(0.00)	0.28	(0.28)	—	(0.28)	6.18	4.62	15,237	1.00	1.00	4.64	195
Year ended 02/28/23	7.15	0.23	(0.97)	(0.74)	(0.23)	—	(0.23)	6.18	(10.38)	12,401	1.02	1.02	3.66	171
Year ended 02/28/22	7.81	0.19	(0.49)	(0.30)	(0.20)	(0.16)	(0.36)	7.15	(4.16)	13,750	0.97	0.97	2.41	133
Year ended 02/28/21	7.81	0.20	0.25	0.45	(0.22)	(0.23)	(0.45)	7.81	5.87	11,819	0.99	0.99	2.62	182
Class Y
Six months ended 08/31/25	6.29	0.16	(0.01)	0.15	(0.16)	—	(0.16)	6.28	2.51	1,330,877	0.46 (d)	0.46 (d)	5.20 (d)	106
Year ended 02/28/25	6.19	0.33	0.10	0.43	(0.33)	—	(0.33)	6.29	7.07	1,330,961	0.46	0.46	5.28	146
Year ended 02/29/24	6.19	0.31	(0.00)	0.31	(0.31)	—	(0.31)	6.19	5.15	870,887	0.50	0.50	5.14	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.26)	—	(0.26)	6.19	(9.89)	594,737	0.52	0.52	4.16	171
Year ended 02/28/22	7.82	0.23	(0.50)	(0.27)	(0.23)	(0.16)	(0.39)	7.16	(3.66)	576,512	0.47	0.47	2.91	133
Year ended 02/28/21	7.82	0.24	0.25	0.49	(0.26)	(0.23)	(0.49)	7.82	6.40	497,643	0.49	0.49	3.12	182
Class R5
Six months ended 08/31/25	6.29	0.16	(0.01)	0.15	(0.17)	—	(0.17)	6.27	2.38	17,520	0.41 (d)	0.41 (d)	5.25 (d)	106
Year ended 02/28/25	6.18	0.33	0.11	0.44	(0.33)	—	(0.33)	6.29	7.29	17,795	0.41	0.41	5.33	146
Year ended 02/29/24	6.18	0.32	(0.01)	0.31	(0.31)	—	(0.31)	6.18	5.21	16,570	0.44	0.44	5.20	195
Year ended 02/28/23	7.16	0.27	(0.98)	(0.71)	(0.27)	—	(0.27)	6.18	(9.96)	13,992	0.43	0.43	4.25	171
Year ended 02/28/22	7.81	0.23	(0.48)	(0.25)	(0.24)	(0.16)	(0.40)	7.16	(3.47)	14,978	0.42	0.42	2.96	133
Year ended 02/28/21	7.81	0.25	0.24	0.49	(0.26)	(0.23)	(0.49)	7.81	6.45	14,418	0.44	0.44	3.17	182
Class R6
Six months ended 08/31/25	6.29	0.17	(0.01)	0.16	(0.17)	—	(0.17)	6.28	2.58	1,446,603	0.34 (d)	0.34 (d)	5.32 (d)	106
Year ended 02/28/25	6.19	0.34	0.10	0.44	(0.34)	—	(0.34)	6.29	7.20	1,279,819	0.34	0.34	5.40	146
Year ended 02/29/24	6.19	0.32	(0.00)	0.32	(0.32)	—	(0.32)	6.19	5.28	1,079,568	0.37	0.37	5.27	195
Year ended 02/28/23	7.16	0.28	(0.98)	(0.70)	(0.27)	—	(0.27)	6.19	(9.77)	840,705	0.37	0.37	4.31	171
Year ended 02/28/22	7.82	0.23	(0.49)	(0.26)	(0.24)	(0.16)	(0.40)	7.16	(3.54)	959,566	0.35	0.35	3.03	133
Year ended 02/28/21	7.82	0.25	0.25	0.50	(0.27)	(0.23)	(0.50)	7.82	6.54	677,403	0.36	0.36	3.25	182

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96% and 0.99% for the six months ended August 31, 2025 and the year ended February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Corporate Bond Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Corporate Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

Invesco Corporate Bond Fund

J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures

Invesco Corporate Bond Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.420%
Next $750 million	0.350%
Over $1.25 billion	0.220%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.27%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $26,550.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

Invesco Corporate Bond Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $48,479 in front-end sales commissions from the sale of Class A shares and $6,307 and $2,170 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,587,796,355	$10,952,031	$3,598,748,386
Asset-Backed Securities	—	100,329,160	17,989,907	118,319,067
U.S. Treasury Securities	—	90,014,019	—	90,014,019
Preferred Stocks	45,944,741	—	—	45,944,741
Variable Rate Senior Loan Interests	—	34,272,853	—	34,272,853
Non-U.S. Dollar Denominated Bonds & Notes	—	8,880,083	—	8,880,083
Exchange-Traded Funds	7,122,115	—	—	7,122,115
Municipal Obligations	—	35,004	—	35,004
Money Market Funds	14,199,551	519,688,668	—	533,888,219
Options Purchased	1,429,740	—	—	1,429,740
Total Investments in Securities	68,696,147	4,341,016,142	28,941,938	4,438,654,227
Other Investments - Assets*
Investments Matured	—	29,820	—	29,820
Futures Contracts	1,060,238	—	—	1,060,238
Forward Foreign Currency Contracts	—	8,167	—	8,167
	1,060,238	37,987	—	1,098,225
Other Investments - Liabilities*
Futures Contracts	(1,143,287)	—	—	(1,143,287)
Forward Foreign Currency Contracts	—	(35,515)	—	(35,515)
	(1,143,287)	(35,515)	—	(1,178,802)
Total Other Investments	(83,049)	2,472	—	(80,577)
Total Investments	$68,613,098	$4,341,018,614	$28,941,938	$4,438,573,650

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

Invesco Corporate Bond Fund

NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$1,060,238	$1,060,238
Unrealized appreciation on forward foreign currency contracts outstanding	8,167	—	—	8,167
Options purchased, at value — Exchange-Traded(b)	—	1,429,740	—	1,429,740
Total Derivative Assets	8,167	1,429,740	1,060,238	2,498,145
Derivatives not subject to master netting agreements	—	(1,429,740)	(1,060,238)	(2,489,978)
Total Derivative Assets subject to master netting agreements	$8,167	$—	$—	$8,167

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(1,143,287)	$(1,143,287)
Unrealized depreciation on forward foreign currency contracts outstanding	(35,515)	—	(35,515)
Total Derivative Liabilities	(35,515)	(1,143,287)	(1,178,802)
Derivatives not subject to master netting agreements	—	1,143,287	1,143,287
Total Derivative Liabilities subject to master netting agreements	$(35,515)	$—	$(35,515)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$8,167	$−	$8,167	$—	$—	$8,167
Morgan Stanley and Co. International PLC	−	(15,955)	(15,955)	—	—	(15,955)
State Street Bank & Trust Co.	−	(19,560)	(19,560)	—	—	(19,560)
Total	$8,167	$(35,515)	$(27,348)	$—	$—	$(27,348)
Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(79,166)	$-	$-	$(79,166)
Futures contracts	-	-	(7,017,482)	(7,017,482)
Options purchased(a)	-	367,731	-	367,731
Options written	-	52,833	-	52,833

Invesco Corporate Bond Fund

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(27,632)	$-	$-	$(27,632)
Futures contracts	-	-	(2,433,160)	(2,433,160)
Options purchased(a)	-	1,194,003	-	1,194,003
Total	$(106,798)	$1,614,567	$(9,450,642)	$(7,942,873)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Equity Options Written
Average notional value	$2,878,540	$1,356,480,868	$43,955,333	$14,070,000
Average contracts	—	—	71	24

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,285.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$113,618,047	$371,786,932	$485,404,979
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $2,257,322,628 and $2,014,012,701, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$78,802,797
Aggregate unrealized (depreciation) of investments	(38,690,425)
Net unrealized appreciation of investments	$40,112,372

Invesco Corporate Bond Fund

Cost of investments for tax purposes is $4,398,461,278.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	10,120,019	$62,704,199	25,256,890	$157,873,190
Class C	554,429	3,443,534	1,166,589	7,345,884
Class R	502,637	3,116,343	897,709	5,606,519
Class Y	26,146,028	161,992,997	123,000,570	762,005,122
Class R5	202,537	1,247,455	588,863	3,679,378
Class R6	49,975,926	308,674,080	69,666,236	435,858,212
Issued as reinvestment of dividends:
Class A	3,825,369	23,766,918	7,598,510	47,420,580
Class C	77,662	485,573	167,593	1,052,367
Class R	71,898	446,887	124,569	777,889
Class Y	4,181,994	26,024,896	7,693,806	48,129,779
Class R5	75,640	470,457	151,805	948,487
Class R6	5,338,532	33,232,055	9,134,193	57,125,333
Automatic conversion of Class C shares to Class A shares:
Class A	332,356	2,057,444	768,236	4,810,298
Class C	(330,224)	(2,057,444)	(763,254)	(4,810,298)
Reacquired:
Class A	(16,366,314)	(101,288,160)	(30,693,505)	(191,290,024)
Class C	(651,237)	(4,047,565)	(1,076,609)	(6,764,838)
Class R	(370,873)	(2,302,108)	(550,343)	(3,438,237)
Class Y	(29,908,908)	(185,294,186)	(59,916,584)	(373,915,833)
Class R5	(316,237)	(1,968,318)	(590,888)	(3,692,128)
Class R6	(28,335,055)	(175,539,246)	(49,896,202)	(310,394,630)
Net increase in share activity	25,126,179	$155,165,811	102,728,184	$638,327,050

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Corporate Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts,  the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review  process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Credit Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis ).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below  the performance of the Index for the three year period.  The Board considered that the Fund’s overweight exposure to the Financials/Banking sector and underweight exposure to various emerging market securities detracted from Fund performance for three year performance. The Board recognized that the performance data reflects a snapshot in time

Invesco Corporate Bond Fund

as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco Corporate Bond Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

Invesco Corporate Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Corporate Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
VK-CBD-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Global Real Estate Fund
Nasdaq:
A: AGREX ■ C: CGREX ■ R: RGREX ■ Y: ARGYX ■ R5: IGREX ■ R6: FGREX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.15%
Australia–6.87%
Dexus	133,303	$654,117
Goodman Group	151,448	3,389,158
NEXTDC Ltd.(a)	83,101	892,894
Scentre Group	731,961	1,950,880
Stockland	368,163	1,491,117
		8,378,166
Belgium–1.49%
Aedifica S.A.	9,707	746,237
Warehouses De Pauw C.V.A.	30,116	772,987
Xior Student Housing N.V.(b)	8,414	297,917
		1,817,141
Canada–1.64%
Canadian Apartment Properties REIT	20,209	625,392
Chartwell Retirement Residences	65,058	877,325
Dream Industrial REIT	55,800	498,131
		2,000,848
France–1.82%
Klepierre S.A.	24,670	963,288
Unibail-Rodamco-Westfield	12,131	1,262,106
		2,225,394
Germany–2.94%
LEG Immobilien SE	10,881	912,110
Sirius Real Estate Ltd.	707,604	972,058
Vonovia SE	52,504	1,700,254
		3,584,422
Hong Kong–3.08%
Hongkong Land Holdings Ltd.	128,200	794,881
Link REIT	248,000	1,324,610
Sun Hung Kai Properties Ltd.	139,100	1,643,103
		3,762,594
Japan–9.19%
Activia Properties, Inc.	591	543,361
GLP J-Reit	812	758,384
Invincible Investment Corp.	1,192	540,220
Japan Metropolitan Fund Investment Corp.	1,245	947,747
KDX Realty Investment Corp.	107	123,014
Mitsubishi Estate Co. Ltd.	23,800	507,000
Mitsui Fudosan Accommodations Fund, Inc.	599	502,792
Mitsui Fudosan Co. Ltd.	278,900	2,948,595
Nippon Building Fund, Inc.	1,274	1,232,699
Nippon Prologis REIT, Inc.	1,073	623,469
ORIX JREIT, Inc.	1,203	801,902
Sumitomo Realty & Development Co. Ltd.	26,500	1,088,612
Tokyu Fudosan Holdings Corp.	74,400	596,797
		11,214,592
Shares		Value
Netherlands–0.42%
CTP N.V.(b)	23,637	$508,264
Singapore–2.68%
CapitaLand Integrated Commercial Trust	746,656	1,326,709
Keppel DC REIT	274,400	504,516
Mapletree Logistics Trust	537,900	511,062
Mapletree Pan Asia Commercial Trust	458,200	492,806
Parkway Life REIT	130,100	427,832
		3,262,925
Spain–0.89%
Inmobiliaria Colonial SOCIMI S.A.	64,118	423,282
Merlin Properties SOCIMI S.A.	44,647	665,643
		1,088,925
Sweden–1.64%
Catena AB	7,781	357,544
Fastighets AB Balder, Class B(a)	146,239	1,041,123
Wihlborgs Fastigheter AB	60,292	598,991
		1,997,658
Switzerland–0.77%
PSP Swiss Property AG	5,623	935,439
United Kingdom–2.96%
Big Yellow Group PLC	43,687	537,712
Grainger PLC	123,236	324,048
Great Portland Estates PLC	108,402	448,207
LondonMetric Property PLC	367,899	916,316
Segro PLC	73,177	620,987
Unite Group PLC (The)	81,269	767,099
		3,614,369
United States–62.76%
Agree Realty Corp.	15,026	1,092,991
American Healthcare REIT, Inc.	39,546	1,692,173
American Homes 4 Rent, Class A	44,889	1,607,924
American Tower Corp.	4,158	847,608
AvalonBay Communities, Inc.	15,340	3,004,339
Brixmor Property Group, Inc.	72,950	2,041,871
CareTrust REIT, Inc.	48,719	1,676,421
Cousins Properties, Inc.	15,716	463,465
Crown Castle, Inc.	6,632	657,497
CubeSmart	54,012	2,210,171
Digital Realty Trust, Inc.	28,206	4,728,454
EastGroup Properties, Inc.	11,719	1,987,074
Equinix, Inc.	5,448	4,283,163
Equity Residential(c)	46,116	3,049,190
Essential Properties Realty Trust, Inc.	70,254	2,200,355
Extra Space Storage, Inc.	18,809	2,700,596
First Industrial Realty Trust, Inc.	55,597	2,924,402
Gaming and Leisure Properties, Inc.	52,342	2,512,939
Host Hotels & Resorts, Inc.	89,617	1,542,309
Invitation Homes, Inc.	51,517	1,611,967
Iron Mountain, Inc.	38,532	3,557,660
Lamar Advertising Co., Class A(c)	7,754	986,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
Omega Healthcare Investors, Inc.	44,618	$1,899,388
Prologis, Inc.	49,372	5,617,546
Regency Centers Corp.	11,679	846,728
Rexford Industrial Realty, Inc.	22,784	943,485
Simon Property Group, Inc.	19,664	3,552,498
Tanger, Inc.	42,700	1,459,486
UDR, Inc.	45,692	1,808,032
Ventas, Inc.	12,244	833,572
Vornado Realty Trust	43,492	1,654,001
W.P. Carey, Inc.	38,313	2,570,802
Welltower, Inc.	47,548	8,001,377
		76,566,181
Total Common Stocks & Other Equity Interests (Cost $109,147,821)		120,956,918
Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(d)(e)	197,455	197,455
Invesco Treasury Portfolio, Institutional Class, 4.17%(d)(e)	366,702	366,702
Total Money Market Funds (Cost $564,157)		564,157
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.61% (Cost $109,711,978)		121,521,075
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.20%
Invesco Private Government Fund, 4.28%(d)(e)(f)	403,817	$403,817
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,055,101	1,055,418
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,459,145)		1,459,235
TOTAL INVESTMENTS IN SECURITIES—100.81% (Cost $111,171,123)		122,980,310
OTHER ASSETS LESS LIABILITIES–(0.81)%		(983,095)
NET ASSETS–100.00%		$121,997,215
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $806,181, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$546,337	$6,217,925	$(6,566,807)	$-	$-	$197,455	$9,316
Invesco Treasury Portfolio, Institutional Class	1,014,626	11,547,575	(12,195,499)	-	-	366,702	17,183
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,628,544	(7,224,727)	-	-	403,817	5,879*
Invesco Private Prime Fund	357,698	18,648,808	(17,951,189)	90	11	1,055,418	15,965*
Total	$1,918,661	$44,042,852	$(43,938,222)	$90	$11	$2,023,392	$48,343

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Real Estate Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $109,147,821)*	$120,956,918
Investments in affiliated money market funds, at value (Cost $2,023,302)	2,023,392
Foreign currencies, at value (Cost $162,947)	163,126
Receivable for:
Investments sold	479,890
Fund shares sold	43,466
Dividends	256,831
Investment for trustee deferred compensation and retirement plans	139,269
Other assets	79,615
Total assets	124,142,507
Liabilities:
Payable for:
Investments purchased	271,928
Dividends	5,002
Fund shares reacquired	102,658
Collateral upon return of securities loaned	1,459,145
Accrued fees to affiliates	122,857
Accrued trustees’ and officers’ fees and benefits	2,005
Accrued other operating expenses	37,322
Trustee deferred compensation and retirement plans	144,375
Total liabilities	2,145,292
Net assets applicable to shares outstanding	$121,997,215
Net assets consist of:
Shares of beneficial interest	$121,597,205
Distributable earnings	400,010
$121,997,215
Net Assets:
Class A	$51,359,849
Class C	$2,365,474
Class R	$21,482,169
Class Y	$28,467,806
Class R5	$4,398,971
Class R6	$13,922,946
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	5,539,328
Class C	254,695
Class R	2,317,556
Class Y	3,074,314
Class R5	476,875
Class R6	1,510,069
Class A:
Net asset value per share	$9.27
Maximum offering price per share (Net asset value of $9.27 ÷ 94.50%)	$9.81
Class C:
Net asset value and offering price per share	$9.29
Class R:
Net asset value and offering price per share	$9.27
Class Y:
Net asset value and offering price per share	$9.26
Class R5:
Net asset value and offering price per share	$9.22
Class R6:
Net asset value and offering price per share	$9.22

*	At August 31, 2025, securities with an aggregate value of $1,443,733 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Real Estate Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $100,355)	$2,464,848
Dividends from affiliated money market funds (includes net securities lending income of $679)	27,178
Total investment income	2,492,026
Expenses:
Advisory fees	506,548
Administrative services fees	9,524
Custodian fees	7,107
Distribution fees:
Class A	74,240
Class C	11,871
Class R	52,446
Transfer agent fees — A, C, R and Y	141,342
Transfer agent fees — R5	2,314
Transfer agent fees — R6	2,954
Trustees’ and officers’ fees and benefits	11,056
Registration and filing fees	42,030
Reports to shareholders	17,863
Professional services fees	31,171
Other	6,482
Total expenses	916,948
Less: Fees waived and/or expense offset arrangement(s)	(3,600)
Net expenses	913,348
Net investment income	1,578,678
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $14)	(1,025,518)
Affiliated investment securities	11
Foreign currencies	135,515
(889,992)
Change in net unrealized appreciation of:
Unaffiliated investment securities	3,288,906
Affiliated investment securities	90
Foreign currencies	1,968
3,290,964
Net realized and unrealized gain	2,400,972
Net increase in net assets resulting from operations	$3,979,650
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Real Estate Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$1,578,678	$3,723,710
Net realized gain (loss)	(889,992)	1,669,781
Change in net unrealized appreciation	3,290,964	6,840,552
Net increase in net assets resulting from operations	3,979,650	12,234,043
Distributions to shareholders from distributable earnings:
Class A	(710,275)	(1,258,018)
Class C	(19,020)	(31,564)
Class R	(220,784)	(339,194)
Class Y	(383,760)	(690,047)
Class R5	(65,039)	(155,938)
Class R6	(272,431)	(489,084)
Total distributions from distributable earnings	(1,671,309)	(2,963,845)
Share transactions–net:
Class A	(13,809,175)	(10,730,633)
Class C	(213,679)	(769,488)
Class R	40,172	(1,353,592)
Class Y	(3,175,870)	(5,675,995)
Class R5	(659,598)	(5,145,913)
Class R6	(6,384,471)	(1,590,666)
Net increase (decrease) in net assets resulting from share transactions	(24,202,621)	(25,266,287)
Net increase (decrease) in net assets	(21,894,280)	(15,996,089)
Net assets:
Beginning of period	143,891,495	159,887,584
End of period	$121,997,215	$143,891,495
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$9.08	$0.10	$0.20	$0.30	$(0.11)	$—	$—	$(0.11)	$9.27	3.32%	$51,360	1.44%(d)	1.44%(d)	2.25%(d)	46%
Year ended 02/28/25	8.57	0.21	0.46	0.67	(0.16)	—	—	(0.16)	9.08	7.88	64,242	1.44	1.45	2.33	130
Year ended 02/29/24	8.82	0.18	(0.27)	(0.09)	(0.14)	—	(0.02)	(0.16)	8.57	(0.89)	70,881	1.42	1.42	2.14	89
Year ended 02/28/23	11.63	0.17	(1.87)	(1.70)	(0.21)	(0.90)	—	(1.11)	8.82	(14.71)	82,570	1.38	1.38	1.67	69
Year ended 02/28/22	10.77	0.12	1.04	1.16	(0.30)	—	—	(0.30)	11.63	10.80	107,880	1.30	1.30	1.01	88
Year ended 02/28/21	11.65	0.17	(0.56)	(0.39)	(0.21)	(0.28)	—	(0.49)	10.77	(2.96)	108,687	1.32	1.32	1.70	160
Class C
Six months ended 08/31/25	9.10	0.07	0.19	0.26	(0.07)	—	—	(0.07)	9.29	2.92	2,365	2.19 (d)	2.19 (d)	1.50 (d)	46
Year ended 02/28/25	8.58	0.14	0.48	0.62	(0.10)	—	—	(0.10)	9.10	7.19	2,536	2.19	2.20	1.58	130
Year ended 02/29/24	8.83	0.12	(0.27)	(0.15)	(0.08)	—	(0.02)	(0.10)	8.58	(1.66)	3,137	2.17	2.17	1.39	89
Year ended 02/28/23	11.64	0.09	(1.87)	(1.78)	(0.13)	(0.90)	—	(1.03)	8.83	(15.38)	3,619	2.13	2.13	0.92	69
Year ended 02/28/22	10.78	0.03	1.05	1.08	(0.22)	—	—	(0.22)	11.64	9.96	5,057	2.05	2.05	0.26	88
Year ended 02/28/21	11.65	0.10	(0.56)	(0.46)	(0.13)	(0.28)	—	(0.41)	10.78	(3.68)	5,493	2.07	2.07	0.95	160
Class R
Six months ended 08/31/25	9.08	0.09	0.19	0.28	(0.09)	—	—	(0.09)	9.27	3.18	21,482	1.69 (d)	1.69 (d)	2.00 (d)	46
Year ended 02/28/25	8.57	0.19	0.46	0.65	(0.14)	—	—	(0.14)	9.08	7.61	20,994	1.69	1.70	2.08	130
Year ended 02/29/24	8.82	0.16	(0.27)	(0.11)	(0.12)	—	(0.02)	(0.14)	8.57	(1.15)	21,082	1.67	1.67	1.89	89
Year ended 02/28/23	11.62	0.14	(1.86)	(1.72)	(0.18)	(0.90)	—	(1.08)	8.82	(14.86)	21,290	1.63	1.63	1.42	69
Year ended 02/28/22	10.77	0.09	1.03	1.12	(0.27)	—	—	(0.27)	11.62	10.42	24,519	1.55	1.55	0.76	88
Year ended 02/28/21	11.64	0.15	(0.56)	(0.41)	(0.18)	(0.28)	—	(0.46)	10.77	(3.14)	23,490	1.57	1.57	1.45	160
Class Y
Six months ended 08/31/25	9.07	0.11	0.20	0.31	(0.12)	—	—	(0.12)	9.26	3.45	28,468	1.19 (d)	1.19 (d)	2.50 (d)	46
Year ended 02/28/25	8.56	0.23	0.47	0.70	(0.19)	—	—	(0.19)	9.07	8.16	31,041	1.19	1.20	2.58	130
Year ended 02/29/24	8.81	0.20	(0.26)	(0.06)	(0.17)	—	(0.02)	(0.19)	8.56	(0.64)	34,737	1.17	1.17	2.39	89
Year ended 02/28/23	11.62	0.19	(1.87)	(1.68)	(0.23)	(0.90)	—	(1.13)	8.81	(14.50)	46,126	1.13	1.13	1.92	69
Year ended 02/28/22	10.77	0.15	1.03	1.18	(0.33)	—	—	(0.33)	11.62	10.98	67,783	1.05	1.05	1.26	88
Year ended 02/28/21	11.65	0.20	(0.57)	(0.37)	(0.23)	(0.28)	—	(0.51)	10.77	(2.69)	113,549	1.07	1.07	1.95	160
Class R5
Six months ended 08/31/25	9.04	0.12	0.18	0.30	(0.12)	—	—	(0.12)	9.22	3.43	4,399	1.04 (d)	1.04 (d)	2.65 (d)	46
Year ended 02/28/25	8.53	0.25	0.46	0.71	(0.20)	—	—	(0.20)	9.04	8.37	4,992	1.01	1.01	2.76	130
Year ended 02/29/24	8.78	0.22	(0.27)	(0.05)	(0.18)	—	(0.02)	(0.20)	8.53	(0.50)	9,681	0.98	0.98	2.58	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.34)	16,615	0.99	0.99	2.06	69
Year ended 02/28/22	10.73	0.17	1.03	1.20	(0.35)	—	—	(0.35)	11.58	11.17	87,664	0.91	0.91	1.40	88
Year ended 02/28/21	11.61	0.21	(0.56)	(0.35)	(0.25)	(0.28)	—	(0.53)	10.73	(2.57)	124,597	0.94	0.94	2.08	160
Class R6
Six months ended 08/31/25	9.03	0.12	0.20	0.32	(0.13)	—	—	(0.13)	9.22	3.58	13,923	0.97 (d)	0.97 (d)	2.72 (d)	46
Year ended 02/28/25	8.52	0.25	0.47	0.72	(0.21)	—	—	(0.21)	9.03	8.43	20,086	0.95	0.95	2.82	130
Year ended 02/29/24	8.78	0.22	(0.28)	(0.06)	(0.18)	—	(0.02)	(0.20)	8.52	(0.55)	20,369	0.95	0.95	2.61	89
Year ended 02/28/23	11.58	0.22	(1.87)	(1.65)	(0.25)	(0.90)	—	(1.15)	8.78	(14.27)	29,968	0.92	0.92	2.13	69
Year ended 02/28/22	10.73	0.18	1.03	1.21	(0.36)	—	—	(0.36)	11.58	11.26	165,636	0.83	0.83	1.48	88
Year ended 02/28/21	11.61	0.22	(0.56)	(0.34)	(0.26)	(0.28)	—	(0.54)	10.73	(2.48)	167,055	0.85	0.85	2.17	160

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Real Estate Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Global Real Estate Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
9
Invesco Global Real Estate Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
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Invesco Global Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $768.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $2,033 in front-end sales commissions from the sale of Class A shares and $36 and $3 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended August 31, 2025, the Fund incurred $2,686 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco Global Real Estate Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,378,166	$—	$8,378,166
Belgium	—	1,817,141	—	1,817,141
Canada	2,000,848	—	—	2,000,848
France	—	2,225,394	—	2,225,394
Germany	—	3,584,422	—	3,584,422
Hong Kong	—	3,762,594	—	3,762,594
Japan	—	11,214,592	—	11,214,592
Netherlands	—	508,264	—	508,264
Singapore	—	3,262,925	—	3,262,925
Spain	—	1,088,925	—	1,088,925
Sweden	—	1,997,658	—	1,997,658
Switzerland	—	935,439	—	935,439
United Kingdom	—	3,614,369	—	3,614,369
United States	76,566,181	—	—	76,566,181
Money Market Funds	564,157	1,459,235	—	2,023,392
Total Investments	$79,131,186	$43,849,124	$—	$122,980,310
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,832.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$548,078	$8,820,135	$9,368,213
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $60,485,548 and $83,635,789, respectively. As of August 31, 2025, the aggregate cost of
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Invesco Global Real Estate Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$12,334,582
Aggregate unrealized (depreciation) of investments	(2,200,730)
Net unrealized appreciation of investments	$10,133,852
Cost of investments for tax purposes is $112,846,458.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	191,017	$1,711,011	493,080	$4,369,149
Class C	14,895	134,022	45,787	409,916
Class R	233,706	2,089,348	555,604	4,956,307
Class Y	340,664	2,964,819	675,893	6,004,956
Class R5	23,781	212,226	89,492	796,940
Class R6	150,210	1,333,348	486,903	4,286,176
Issued as reinvestment of dividends:
Class A	74,132	652,424	129,222	1,162,727
Class C	2,087	18,628	3,310	29,846
Class R	24,810	220,784	37,670	339,159
Class Y	26,402	231,323	47,535	425,026
Class R5	7,307	64,044	14,252	125,821
Class R6	29,802	263,240	52,711	471,633
Automatic conversion of Class C shares to Class A shares:
Class A	26,071	232,166	58,926	517,014
Class C	(26,014)	(232,166)	(58,788)	(517,014)
Reacquired:
Class A	(1,824,286)	(16,404,776)	(1,881,441)	(16,779,523)
Class C	(15,002)	(134,163)	(77,073)	(692,236)
Class R	(252,894)	(2,269,960)	(742,469)	(6,649,058)
Class Y	(714,025)	(6,372,012)	(1,360,710)	(12,105,977)
Class R5	(106,522)	(935,868)	(686,214)	(6,068,674)
Class R6	(893,154)	(7,981,059)	(706,684)	(6,348,475)
Net increase (decrease) in share activity	(2,687,013)	$(24,202,621)	(2,822,994)	$(25,266,287)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that stock selection in the U.S. and sector allocation negatively impacted the Fund’s relative performance over the shorter term, while the Fund’s longer-term underperformance was primarily due to exposure to emerging markets. The Board also considered that the Fund underwent a change in portfolio
14
Invesco Global Real Estate Fund

management in 2024, and that the chief investment officer for the Fund’s portfolio management team also changed in 2024. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that
15
Invesco Global Real Estate Fund

provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
16
Invesco Global Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Global Real Estate Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
GRE-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Government Money Market Fund
Nasdaq:
Invesco Cash Reserve: AIMXX ■ A: ADAXX ■ AX: ACZXX ■ C: ACNXX ■ CX: ACXXX
■ R: AIRXX ■ Y: AIYXX ■ Investor: INAXX ■ R6: INVXX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
11	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-20.81%
U.S. Treasury Bills-19.09%(a)
U.S. Treasury Bills	4.18%	09/11/2025	$200,000	$199,772,778
U.S. Treasury Bills	4.13%-4.27%	10/02/2025	55,000	54,808,980
U.S. Treasury Bills	4.19%	10/14/2025	25,000	24,877,763
U.S. Treasury Bills	4.15%	10/16/2025	25,000	24,873,125
U.S. Treasury Bills	4.22%	10/21/2025	250,000	248,543,229
U.S. Treasury Bills	4.28%	10/30/2025	10,000	9,932,806
U.S. Treasury Bills	4.17%	11/06/2025	25,000	24,810,708
U.S. Treasury Bills	4.21%	11/12/2025	100,000	99,168,000
U.S. Treasury Bills	4.38%	11/28/2025	25,000	24,743,944
U.S. Treasury Bills	4.17%	12/02/2025	160,000	158,318,117
U.S. Treasury Bills	4.15%	12/09/2025	40,000	39,550,062
U.S. Treasury Bills	4.05%	02/05/2026	75,000	73,700,989
U.S. Treasury Bills	4.02%-4.05%	02/12/2026	90,000	88,377,767
U.S. Treasury Bills	4.11%-4.12%	03/19/2026	45,000	44,017,299
U.S. Treasury Bills	4.07%	07/09/2026	70,000	67,628,495
U.S. Treasury Bills	3.91%	08/06/2026	40,000	38,581,473
				1,221,705,535
U.S. Treasury Floating Rate Notes-0.70%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.39%	01/31/2026	10,000	10,001,712
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	35,000	35,008,119
				45,009,831
U.S. Treasury Notes-1.02%
U.S. Treasury Notes	4.63%	06/30/2026	65,000	65,364,228
Total U.S. Treasury Securities (Cost $1,332,079,594)				1,332,079,594
U.S. Government Sponsored Agency Securities-19.32%
Federal Farm Credit Bank (FFCB)-16.82%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	11/26/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	6,500	6,500,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	12/12/2025	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/30/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	02/02/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	02/12/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	03/04/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	4.36%	03/19/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	03/26/2026	15,000	15,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(b)	4.43%	04/01/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	05/21/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/03/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/18/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	07/01/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	08/07/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	08/28/2026	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/04/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	45,000	45,005,814
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(b)	4.38%	09/17/2026	47,000	47,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/25/2026	99,000	99,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/01/2026	$11,000	$11,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/15/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	12/29/2026	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	20,500	20,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	01/14/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	02/03/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	02/10/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	03/11/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	41,000	41,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/02/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	05/06/2027	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	05/27/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/29/2027	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	07/30/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	25,000	25,000,000
				1,077,005,814
Federal Home Loan Bank (FHLB)-2.50%
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.50%	11/20/2025	30,000	30,004,722
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.34%	01/12/2026	50,000	50,000,000
Federal Home Loan Bank(a)	4.03%	02/05/2026	5,500	5,405,255
Federal Home Loan Bank(a)	4.00%	03/06/2026	20,000	19,595,967
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/19/2027	30,000	30,000,000
				160,005,944
Total U.S. Government Sponsored Agency Securities (Cost $1,237,011,758)				1,237,011,758
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.52%
Federal Home Loan Mortgage Corp. (FHLMC)-2.42%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	02/09/2026	60,000	60,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/16/2026	20,000	20,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	10,000	10,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(b)	4.47%	04/23/2027	25,000	25,000,000
				155,000,000
Federal National Mortgage Association (FNMA)-1.10%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	25,000	25,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	23,000	23,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	6,000	6,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	16,000	16,000,000
				70,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $225,000,000)				225,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-43.65% (Cost $2,794,091,352)				2,794,091,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-56.98%(c)
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage-backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(d)	4.38%	10/03/2025	$80,340,667	$80,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,435,581,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,181; 0.00% - 4.88%; 10/14/2025 - 02/15/2054)(d)(e)	4.42%	09/05/2025	51,270,750	50,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,517,266,667 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(d)(e)	4.44%	09/05/2025	100,690,667	100,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,009,598,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 10/25/2025 - 04/20/2065)(d)(e)	4.43%	09/05/2025	175,839,854	175,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,237; 0.13% - 4.63%; 05/15/2026 - 08/15/2054)(d)	3.88%	07/20/2026	186,479,600	180,000,000
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,033,320,000 (collateralized by agency mortgage-backed securities valued at $2,040,000,000; 1.00% - 8.35%; 10/15/2033 - 08/20/2075)(d)(e)	4.41%	09/05/2025	103,699,320	102,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,016,537,503 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 0.13% - 8.10%; 06/25/2028 - 07/20/2075)(d)(e)	4.41%	09/05/2025	51,843,413	51,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,758,201,667 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/05/2025	60,281,200	60,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,004,583,889 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.00% - 7.50%; 05/15/2032 - 01/20/2074)(d)(e)	4.46%	09/05/2025	60,275,033	60,000,000
Citigroup Global Markets, Inc., joint term agreement dated 07/31/2025, aggregate maturing value of $252,872,222 (collateralized by agency mortgage-backed securities valued at $255,001,008; 4.50% - 8.00%; 06/01/2054 - 01/15/2060)	4.40%	11/03/2025	10,114,889	10,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/29/2025, aggregate maturing value of $1,500,721,667 (collateralized by U.S. Treasury obligations valued at $1,530,000,060; 1.88% - 4.75%; 02/15/2042 - 08/15/2053)	4.33%	09/02/2025	50,024,056	50,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,238; 0.13% - 4.50%; 03/31/2027 - 02/15/2054)	4.33%	09/02/2025	375,180,417	375,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,502,646,111 (collateralized by U.S. Treasury obligations valued at $5,610,000,055; 0.00% - 6.63%; 09/04/2025 - 08/15/2055)	4.33%	09/02/2025	350,168,389	350,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 08/29/2025, aggregate maturing value of $4,502,165,000 (collateralized by U.S. Treasury obligations valued at $4,590,000,183; 0.00% - 4.63%; 10/21/2025 - 05/15/2053)	4.33%	09/02/2025	150,072,167	150,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/26/2025, aggregate maturing value of $720,085,999 (collateralized by U.S. Treasury obligations valued at $734,400,126; 0.00% - 4.75%; 10/21/2025 - 08/15/2052)(f)	4.30%	11/07/2025	32,003,822	32,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 08/29/2025, aggregate maturing value of $2,150,256,805 (collateralized by U.S. Treasury obligations valued at $2,193,000,423; 0.00% - 4.75%; 10/21/2025 - 08/15/2055)(f)	4.30%	10/29/2025	140,016,722	140,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,006; 0.00% - 7.50%; 12/25/2026 - 05/20/2055)(e)(g)	4.38%	09/05/2025	41,717,933	40,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2025, aggregate maturing value of $350,304,095 (collateralized by U.S. Treasury obligations valued at $357,049,922; 0.00%; 02/15/2043 - 08/15/2046)(d)	4.38%	09/03/2025	25,022,080	25,000,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2025, aggregate maturing value of $1,882,326,751 (collateralized by U.S. Treasury obligations valued at $1,926,267,830; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(d)	4.38%	09/03/2025	$168,174,357	$168,031,250
Natixis, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations, U.S. Treasury obligations valued at $1,020,000,037; 0.00% - 7.00%; 10/09/2025 - 05/15/2058)	4.34%	09/02/2025	300,144,667	300,000,000
RBC Dominion Securities Inc., joint agreement dated 08/29/2025, aggregate maturing value of $500,241,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,245,933; 0.88% - 6.50%; 07/31/2028 - 08/20/2055)	4.34%	09/02/2025	250,120,556	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(d)	3.87%	07/27/2026	41,436,200	40,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,020,651,187; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(d)	3.83%	08/26/2026	44,665,199	43,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(d)	3.87%	07/24/2026	63,163,975	61,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(d)	4.17%	10/31/2025	58,531,780	57,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(d)	4.20%	09/30/2025	58,336,650	57,000,000
Societe Generale, joint term agreement dated 08/25/2025, aggregate maturing value of $500,485,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,000; 2.00% - 7.00%; 08/15/2041 - 09/01/2055)(d)	4.37%	09/02/2025	60,058,267	60,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	350,168,778	350,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage-backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	146,862,219	146,791,433
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage-backed securities valued at $1,734,000,001; 1.50% - 7.50%; 06/01/2026 - 01/01/2059)	4.39%	09/12/2025	85,943,240	85,000,000
Total Repurchase Agreements (Cost $3,647,823,471)				3,647,823,471
TOTAL INVESTMENTS IN SECURITIES(h)-100.63% (Cost $6,441,914,823)				6,441,914,823
OTHER ASSETS LESS LIABILITIES-(0.63)%				(40,460,832)
NET ASSETS-100.00%				$6,401,453,991
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(g)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Government Money Market Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$2,794,091,352
Repurchase agreements, at value and cost	3,647,823,471
Cash	8,141
Receivable for:
Fund shares sold	4,536,629
Interest	20,370,962
Investment for trustee deferred compensation and retirement plans	319,449
Other assets	175,676
Total assets	6,467,325,680
Liabilities:
Payable for:
Investments purchased	49,877,763
Fund shares reacquired	10,454,950
Dividends	1,911,078
Accrued fees to affiliates	3,198,643
Accrued trustees’ and officers’ fees and benefits	6,548
Accrued operating expenses	86,682
Trustee deferred compensation and retirement plans	336,025
Total liabilities	65,871,689
Net assets applicable to shares outstanding	$6,401,453,991
Net assets consist of:
Shares of beneficial interest	$6,402,015,117
Distributable earnings (loss)	(561,126)
$6,401,453,991
Net Assets:
Invesco Cash Reserve	$5,043,255,459
Class A	$314,895,551
Class AX	$58,536,807
Class C	$112,999,501
Class CX	$149,956
Class R	$201,286,697
Class Y	$449,418,409
Investor Class	$208,527,521
Class R6	$12,384,090
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	5,043,635,842
Class A	314,919,525
Class AX	58,541,381
Class C	113,008,145
Class CX	149,967
Class R	201,302,135
Class Y	449,452,763
Investor Class	208,543,452
Class R6	12,385,034
Net asset value and offering price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Government Money Market Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$138,864,758
Expenses:
Advisory fees	4,719,863
Administrative services fees	1,407,037
Custodian fees	23,063
Distribution fees:
Invesco Cash Reserve	3,703,624
Class A	316,987
Class AX	44,492
Class C	453,015
Class CX	692
Class R	405,766
Transfer agent fees - Invesco Cash Reserve, A, AX, C, CX, R, Y and Investor	3,192,749
Transfer agent fees - R6	1,897
Trustees’ and officers’ fees and benefits	34,257
Registration and filing fees	134,888
Reports to shareholders	86,513
Professional services fees	37,297
Other	37,898
Total expenses	14,600,038
Less: Expense offset arrangement(s)	(65,478)
Net expenses	14,534,560
Net investment income	124,330,198
Net realized gain from unaffiliated investment securities	111,190
Net increase in net assets resulting from operations	$124,441,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Government Money Market Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$124,330,198	$260,211,719
Net realized gain	111,190	195,306
Net increase in net assets resulting from operations	124,441,388	260,407,025
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(97,717,759)	(202,236,982)
Class A	(6,193,839)	(14,562,803)
Class AX	(1,173,965)	(2,772,916)
Class C	(2,028,207)	(4,893,901)
Class CX	(2,466)	(6,427)
Class R	(3,761,324)	(8,348,562)
Class Y	(8,762,734)	(18,184,208)
Investor Class	(4,425,601)	(8,850,790)
Class R6	(264,303)	(355,130)
Total distributions from distributable earnings	(124,330,198)	(260,211,719)
Share transactions-net:
Invesco Cash Reserve	335,764,388	569,585,500
Class A	(8,634,209)	(9,368,402)
Class AX	(1,444,482)	(1,412,387)
Class C	(3,228,848)	(11,942,194)
Class CX	(6,162)	(24,383)
Class R	2,442,633	8,808,629
Class Y	53,618,708	56,832,312
Investor Class	24,023,382	(1,626,852)
Class R6	1,801,000	7,269,697
Net increase in net assets resulting from share transactions	404,336,410	618,121,920
Net increase in net assets	404,447,600	618,317,226
Net assets:
Beginning of period	5,997,006,391	5,378,689,165
End of period	$6,401,453,991	$5,997,006,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Government Money Market Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets
Invesco Cash Reserve
Six months ended 08/31/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.01%	$5,043,255	0.46%	0.46%	3.95%
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.69	4,707,415	0.47	0.47	4.59
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	4,137,681	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	3,129,323	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	2,390,850	0.07	0.51	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	2,699,457	0.23	0.50	0.05
Class A
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	1.00	1.99	314,896	0.51	0.51	3.90
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	323,519	0.52	0.52	4.54
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.84	332,871	0.53	0.53	4.75
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.95	346,709	0.50	0.52	2.02
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	340,937	0.07	0.56	0.01
Period ended 02/28/21(d)	1.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	401,229	0.20 (e)	0.54 (e)	0.08 (e)
Class AX
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	1.00	2.01	58,537	0.46	0.46	3.95
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.69	59,979	0.47	0.47	4.59
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.89	61,389	0.48	0.48	4.80
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.99	64,032	0.45	0.47	2.07
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	70,035	0.07	0.51	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	74,001	0.23	0.50	0.05
Class C
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	1.00	1.70	113,000	1.06	1.06	3.35
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.07	116,224	1.07	1.07	3.99
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.26	128,160	1.08	1.08	4.20
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.53	145,787	0.92	1.07	1.60
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	122,057	0.07	1.11	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.02	144,331	0.23	1.11	0.05
Class CX
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	1.00	1.63	150	1.21	1.21	3.20
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.91	156	1.22	1.22	3.84
Year ended 02/29/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.11	180	1.23	1.23	4.05
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.42	222	1.01	1.22	1.51
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	244	0.07	1.26	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.02	369	0.29	1.25	(0.01)
Class R
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	1.00	1.88	201,287	0.71	0.71	3.70
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.43	198,838	0.72	0.72	4.34
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.63	190,022	0.73	0.73	4.55
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.78	180,897	0.66	0.72	1.86
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	159,912	0.07	0.76	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	183,057	0.22	0.74	0.06
Class Y
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	1.00	2.09	449,418	0.31	0.31	4.10
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	395,792	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	338,954	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	200,876	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	67,999	0.07	0.36	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	55,813	0.21	0.35	0.07
Investor Class
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	1.00	2.09	208,528	0.31	0.31	4.10
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.85	184,500	0.32	0.32	4.74
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.05	186,118	0.33	0.33	4.95
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.14	145,977	0.31	0.32	2.21
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	120,491	0.07	0.36	0.01
Year ended 02/28/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.08	114,665	0.21	0.35	0.07
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Government Money Market Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets
Class R6
Six months ended 08/31/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.12%	$12,384	0.24%	0.24%	4.17%
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.93	10,583	0.24	0.24	4.82
Year ended 02/29/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.14	3,314	0.24	0.24	5.04
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	1.00	2.21	268	0.18	0.18	2.34
Year ended 02/28/22	1.00	0.00	(0.00)(c)	0.00	(0.00)	1.00	0.01	126	0.07	0.27	0.01
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	127	0.18	0.31	0.10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Commencement date of May 15, 2020.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Government Money Market Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Government Money Market Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of nine different classes of shares: Invesco Cash Reserve, Class A , Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6. Class A, Class AX and Class CX shares are closed to new investors. Class Y and Investor Class shares are available only to certain investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve, Class A, Class AX, Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
11
Invesco Government Money Market Fund

G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares to 1.40%, 1.45%, 1.40%, 2.00%, 2.15%, 1.65%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class A, Class AX, Class C, Class CX, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class A, Class AX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve shares, 0.75% of the Fund’s average daily net assets of Class C shares and 0.40% of the Fund’s average daily net assets of Class R shares. The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.20% of the Fund’s average daily net assets of Class A shares, up to a maximum annual rate of 0.15% of the Fund’s average daily net assets of Class AX shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class CX shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $11,025, $0, $3,407 and $3 from Invesco Cash Reserve, Class A, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
12
Invesco Government Money Market Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $65,478.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$444,651	$-	$444,651

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

13
Invesco Government Money Market Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	2,511,831,962	$2,511,831,962	4,281,529,245	$4,281,529,245
Class A	69,208,829	69,208,829	136,238,051	136,238,051
Class AX	3,466,504	3,466,504	8,022,853	8,022,853
Class C	33,602,410	33,602,410	59,061,315	59,061,315
Class CX	5,300	5,300	11,252	11,252
Class R	57,103,891	57,103,891	94,588,143	94,588,143
Class Y	299,646,173	299,646,173	397,453,367	397,453,367
Investor Class	100,499,137	100,499,137	117,841,142	117,841,142
Class R6	15,116,841	15,116,841	13,273,281	13,273,281
Issued as reinvestment of dividends:
Invesco Cash Reserve	90,768,423	90,768,423	184,060,664	184,060,664
Class A	5,413,429	5,413,429	12,927,285	12,927,285
Class AX	1,131,786	1,131,786	2,663,731	2,663,731
Class C	1,952,176	1,952,176	4,662,354	4,662,354
Class CX	2,465	2,465	6,401	6,401
Class R	3,720,006	3,720,006	8,245,843	8,245,843
Class Y	6,289,116	6,289,116	12,568,310	12,568,310
Investor Class	4,100,234	4,100,234	8,193,092	8,193,092
Class R6	260,023	260,023	348,287	348,287
Automatic Conversion of Class C and CX shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	5,006,278	5,006,278	11,247,947	11,247,947
Class C	(4,994,119)	(4,994,119)	(11,226,436)	(11,226,436)
Class CX	(12,159)	(12,159)	(21,511)	(21,511)
Reacquired:
Invesco Cash Reserve	(2,271,842,275)	(2,271,842,275)	(3,907,252,356)	(3,907,252,356)
Class A	(83,256,467)	(83,256,467)	(158,533,738)	(158,533,738)
Class AX	(6,042,772)	(6,042,772)	(12,098,971)	(12,098,971)
Class C	(33,789,315)	(33,789,315)	(64,439,427)	(64,439,427)
Class CX	(1,768)	(1,768)	(20,525)	(20,525)
Class R	(58,381,264)	(58,381,264)	(94,025,357)	(94,025,357)
Class Y	(252,316,581)	(252,316,581)	(353,189,365)	(353,189,365)
Investor Class	(80,575,989)	(80,575,989)	(127,661,086)	(127,661,086)
Class R6	(13,575,864)	(13,575,864)	(6,351,871)	(6,351,871)
Net increase in share activity	404,336,410	$404,336,410	618,121,920	$618,121,920

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index).  The Board noted that performance of Invesco Cash Reserve shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Invesco Cash Reserve shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well
15
Invesco Government Money Market Fund

as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Invesco Cash Reserve shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations)to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
16
Invesco Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Government Money Market Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
GMKT-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco High Yield Fund
Nasdaq:
A: AMHYX ■ C: AHYCX ■ Y: AHHYX ■ Investor: HYINX ■ R5: AHIYX ■ R6: HYIFX

2	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
25	Approval of Investment Advisory and Sub-Advisory Contracts
28	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–84.21%
Advertising–0.51%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/2029(b)(c)	$1,245,000	$1,158,476
7.13%, 02/15/2031(b)	1,855,000	1,885,938
7.50%, 03/15/2033(b)	2,900,000	2,953,714
		5,998,128
Aerospace & Defense–0.99%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	5,900,000	6,072,796
6.00%, 01/15/2033(b)	5,375,000	5,439,188
		11,511,984
Alternative Carriers–0.80%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	309,000	281,540
5.38%, 06/15/2029(b)	173,000	156,039
10.00%, 10/15/2032(b)	647,000	656,154
Series P, 7.60%, 09/15/2039	306,000	269,825
Series U, 7.65%, 03/15/2042	272,000	231,778
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	5,405,000	5,626,859
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(b)	1,300,000	1,258,580
6.13%, 03/01/2028(b)	920,000	855,417
		9,336,192
Apparel Retail–0.11%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	3,231,810	1,308,560
Application Software–0.70%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	2,504,000	2,612,948
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	4,514,000	4,518,582
6.50%, 06/01/2032(b)	974,000	1,011,451
		8,142,981
Automobile Manufacturers–0.99%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	5,740,000	5,694,545
3.75%, 01/30/2031(b)	6,356,000	5,870,144
		11,564,689
Automotive Parts & Equipment–2.32%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	530,000	549,528
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	5,568,000	5,907,303
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	5,618,000	5,931,378
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	5,956,000	5,814,717
Principal Amount		Value
Automotive Parts & Equipment–(continued)
PHINIA, Inc.,
6.75%, 04/15/2029(b)	$5,740,000	$5,932,301
6.63%, 10/15/2032(b)	2,807,000	2,885,141
		27,020,368
Automotive Retail–2.62%
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	5,681,856	6,451,310
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	1,000,000	883,500
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	5,657,000	5,806,865
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	2,966,000	2,914,515
8.25%, 08/01/2031(b)	5,456,000	5,788,587
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	2,740,000	2,716,863
4.38%, 01/15/2031(b)(c)	6,255,000	5,948,885
		30,510,525
Broadcasting–0.96%
AMC Networks, Inc., 4.25%, 02/15/2029(c)	692,000	570,288
Gray Media, Inc.,
5.38%, 11/15/2031(b)	1,104,000	814,778
9.63%, 07/15/2032(b)	1,791,000	1,801,554
iHeartCommunications, Inc.,
4.75%, 01/15/2028(b)	375,000	322,734
9.13%, 05/01/2029(b)	825,000	709,943
10.88%, 05/01/2030(b)	750,000	444,438
7.00%, 01/15/2031(b)	100,000	76,247
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	500,000	443,287
5.38%, 01/15/2031(b)	353,000	250,755
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	3,105,000	3,225,154
9.38%, 08/01/2032(b)	2,395,000	2,523,652
		11,182,830
Broadline Retail–0.51%
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	6,861,000	5,995,210
Building Products–0.59%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	612,000	589,584
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	5,675,000	5,614,408
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	649,000	614,420
		6,818,412
Cable & Satellite–6.27%
Altice Financing S.A. (Altice-Int’l) (Luxembourg), 5.75%, 08/15/2029(b)	2,300,000	1,825,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	$6,432,000	$6,386,069
4.75%, 02/01/2032(b)(c)	5,989,000	5,559,305
4.50%, 05/01/2032	6,629,000	6,066,070
4.50%, 06/01/2033(b)(c)	8,057,000	7,192,967
4.25%, 01/15/2034(b)(c)	3,652,000	3,173,725
CSC Holdings LLC,
11.75%, 01/31/2029(b)	2,128,000	1,953,213
6.50%, 02/01/2029(b)	1,538,000	1,213,587
5.75%, 01/15/2030(b)	3,346,000	1,575,380
4.13%, 12/01/2030(b)	1,000,000	655,978
4.63%, 12/01/2030(b)	2,146,000	941,799
4.50%, 11/15/2031(b)	3,347,000	2,173,761
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	2,917,000	2,901,668
DISH DBS Corp.,
5.25%, 12/01/2026(b)	1,841,000	1,787,358
7.38%, 07/01/2028	2,475,000	2,242,115
5.75%, 12/01/2028(b)	2,014,000	1,897,025
5.13%, 06/01/2029	1,717,000	1,418,938
DISH Network Corp., 11.75%, 11/15/2027(b)	2,795,000	2,956,812
EchoStar Corp.,
10.75%, 11/30/2029	2,834,000	3,052,686
6.75% PIK Rate, 0.00% Cash Rate, 11/30/2030(d)	10,227,597	10,101,388
LCPR Senior Secured Financing DAC (Puerto Rico), 6.75%, 10/15/2027(b)	1,000,000	624,502
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	400,000	331,000
8.13%, 02/15/2033(b)	1,100,000	1,127,913
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	6,325,000	5,941,819
		73,100,473
Casinos & Gaming–1.09%
Studio City Finance Ltd. (Macau),
6.50%, 01/15/2028(b)	933,000	930,767
5.00%, 01/15/2029(b)	6,434,000	6,102,590
Voyager Parent LLC, 9.25%, 07/01/2032(b)	5,385,000	5,686,544
		12,719,901
Commercial & Residential Mortgage Finance–1.76%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	5,583,000	5,823,795
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	3,050,000	2,943,972
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	5,777,000	5,948,143
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	5,531,000	5,758,601
		20,474,511
Commodity Chemicals–0.49%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	5,346,000	5,670,930
Principal Amount		Value
Communications Equipment–0.41%
CommScope LLC, 9.50%, 12/15/2031(b)(c)	$2,766,000	$2,862,304
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	1,380,000	1,278,592
Viasat, Inc., 7.50%, 05/30/2031(b)	675,000	634,489
		4,775,385
Construction & Engineering–1.04%
AECOM, 6.00%, 08/01/2033(b)	5,705,000	5,826,802
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	640,000	629,142
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	5,925,000	5,700,020
		12,155,964
Construction Machinery & Heavy Transportation Equipment– 0.49%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	5,537,000	5,698,094
Construction Materials–0.05%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	613,000	590,400
Consumer Finance–3.20%
EZCORP, Inc., 7.38%, 04/01/2032(b)	10,707,000	11,316,014
FirstCash, Inc., 6.88%, 03/01/2032(b)	8,324,000	8,648,095
Navient Corp.,
5.00%, 03/15/2027	3,476,000	3,452,969
9.38%, 07/25/2030	2,043,000	2,258,257
OneMain Finance Corp.,
3.50%, 01/15/2027	5,546,000	5,431,110
6.63%, 05/15/2029	2,358,000	2,427,648
7.13%, 09/15/2032	3,595,000	3,747,824
		37,281,917
Copper–0.50%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)(c)	2,774,000	2,901,202
8.00%, 03/01/2033(b)	2,800,000	2,911,389
		5,812,591
Diversified Banks–0.49%
Citigroup, Inc., Series Y, 4.15%(e)(f)	5,775,000	5,650,923
Diversified Financial Services–5.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	8,068,000	8,451,850
Avation Capital S.A. (Singapore), 9.00% PIK Rate, 8.25% Cash Rate, 10/31/2026(b)(d)	11,840,000	11,788,888
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	2,877,000	2,969,259
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	8,299,000	8,610,246
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	8,129,000	8,374,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	$5,845,000	$5,876,224
6.75%, 05/01/2033(b)	5,495,000	5,681,753
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	8,066,000	8,484,754
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
9.50%, 06/01/2028(b)	250,000	260,174
6.38%, 02/01/2030(b)	250,000	240,886
		60,738,343
Diversified REITs–1.04%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	6,887,000	6,626,342
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	1,263,000	1,162,171
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	3,160,000	3,110,069
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	1,268,000	1,208,842
		12,107,424
Diversified Support Services–1.11%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	8,089,000	8,289,437
7.75%, 03/15/2031(b)	2,897,000	3,043,716
Sabre GLBL, Inc.,
10.75%, 11/15/2029(b)	550,000	533,771
11.13%, 07/15/2030(b)	1,107,000	1,086,354
		12,953,278
Electric Utilities–2.86%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	8,423,000	8,582,633
Duke Energy Corp., 6.45%, 09/01/2054(e)	5,482,000	5,689,614
Entergy Corp., 7.13%, 12/01/2054(e)	5,497,000	5,738,612
Vistra Operations Co. LLC,
5.00%, 07/31/2027(b)	1,981,000	1,976,889
7.75%, 10/15/2031(b)	3,410,000	3,625,192
6.88%, 04/15/2032(b)	7,283,000	7,648,111
		33,261,051
Electrical Components & Equipment–0.49%
EnerSys, 6.63%, 01/15/2032(b)	5,530,000	5,702,951
Electronic Components–0.51%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	2,752,000	2,531,676
6.63%, 07/15/2032(b)	3,300,000	3,411,263
		5,942,939
Environmental & Facilities Services–1.00%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	5,988,000	5,841,920
3.50%, 09/01/2028(b)	4,431,000	4,294,566
Principal Amount		Value
Environmental & Facilities Services–(continued)
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	$1,453,000	$1,515,679
		11,652,165
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	700,000	683,221
12.00%, 02/15/2031(b)	350,000	322,117
		1,005,338
Gold–1.02%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	11,369,000	11,859,027
Health Care Equipment–0.20%
Hologic, Inc., 3.25%, 02/15/2029(b)	2,417,000	2,310,727
Health Care Facilities–1.18%
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	5,473,000	5,509,489
Tenet Healthcare Corp.,
6.13%, 10/01/2028	2,502,000	2,505,370
4.25%, 06/01/2029	3,658,000	3,563,745
6.75%, 05/15/2031	2,127,000	2,212,163
		13,790,767
Health Care REITs–0.85%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	8,907,000	8,765,199
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	716,000	565,050
3.50%, 03/15/2031	846,000	596,154
		9,926,403
Health Care Services–1.54%
Community Health Systems, Inc.,
6.88%, 04/15/2029(b)	1,256,000	999,743
5.25%, 05/15/2030(b)	4,422,000	3,967,728
4.75%, 02/15/2031(b)	4,177,000	3,564,335
DaVita, Inc.,
6.88%, 09/01/2032(b)	2,730,000	2,826,347
6.75%, 07/15/2033(b)	2,895,000	3,002,703
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(b)	2,411,000	2,111,035
5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(b)(d)	1,401,175	1,431,566
		17,903,457
Health Care Supplies–0.74%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	3,007,000	2,889,341
5.25%, 10/01/2029(b)	5,803,000	5,750,442
		8,639,783
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	650,000	596,981
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Fund

Principal Amount		Value
Hotel & Resort REITs–1.09%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	$5,639,000	$5,828,318
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	6,054,000	5,685,433
Service Properties Trust, 4.38%, 02/15/2030(c)	1,327,000	1,130,154
		12,643,905
Hotels, Resorts & Cruise Lines–0.99%
Carnival Corp., 6.13%, 02/15/2033(b)	5,650,000	5,805,539
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	5,621,000	5,739,929
		11,545,468
Housewares & Specialties–0.75%
Newell Brands, Inc.,
6.63%, 09/15/2029	2,701,000	2,719,191
6.38%, 05/15/2030	6,078,000	6,009,496
		8,728,687
Independent Power Producers & Energy Traders–1.28%
Vistra Corp.,
8.00%(b)(e)(f)	3,217,000	3,285,847
Series C, 8.88%(b)(e)(f)	10,703,000	11,669,342
		14,955,189
Industrial Machinery & Supplies & Components–1.74%
Enpro, Inc., 6.13%, 06/01/2033(b)	5,810,000	5,943,142
ESAB Corp., 6.25%, 04/15/2029(b)	8,295,000	8,539,404
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	5,895,000	5,741,956
		20,224,502
Insurance Brokers–1.44%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031(b)	5,617,000	5,813,943
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	550,000	575,967
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	582,687
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	1,150,000	1,188,643
HUB International Ltd.,
7.25%, 06/15/2030(b)	2,693,000	2,818,572
7.38%, 01/31/2032(b)	2,789,000	2,935,300
USI, Inc., 7.50%, 01/15/2032(b)	2,730,000	2,895,962
		16,811,074
Integrated Telecommunication Services–5.77%
Altice France Holding S.A. (Luxembourg),
10.50%, 05/15/2027(b)(h)	1,750,000	631,234
6.00%, 02/15/2028(b)	7,900,000	2,853,632
Altice France S.A. (France),
5.50%, 01/15/2028(b)	5,092,000	4,506,420
5.50%, 10/15/2029(b)	8,950,000	7,681,695
Principal Amount		Value
Integrated Telecommunication Services–(continued)
FIBERCOP S.p.A. (Italy),
6.00%, 09/30/2034(b)	$2,975,000	$2,830,130
7.20%, 07/18/2036(b)	2,975,000	2,993,534
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	309,000	264,195
4.88%, 06/15/2029(b)	1,521,000	1,425,938
3.75%, 07/15/2029(b)	527,000	442,680
4.50%, 04/01/2030(b)	2,523,000	2,277,008
3.88%, 10/15/2030(b)	703,000	601,065
4.00%, 04/15/2031(b)	1,032,000	869,460
6.88%, 06/30/2033(b)	2,629,000	2,655,172
7.00%, 03/31/2034(b)	3,016,332	3,039,473
Maya S.A.S. (France),
8.50%, 04/15/2031(b)	8,138,000	8,761,739
7.00%, 04/15/2032(b)	5,582,000	5,748,003
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	2,997,000	3,109,963
7.72%, 06/04/2038	8,099,000	8,852,390
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	7,225,000	7,696,720
		67,240,451
Interactive Media & Services–0.79%
CMG Media Corp., 8.88%, 06/18/2029(b)	504,000	470,081
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(c)	5,610,000	4,844,936
5.05%, 03/15/2042	3,995,000	2,694,887
5.14%, 03/15/2052	1,842,000	1,148,598
		9,158,502
Internet Services & Infrastructure–0.19%
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	1,087,000	1,092,044
9.00%, 02/01/2031(b)	1,182,000	1,171,653
		2,263,697
Investment Banking & Brokerage–0.48%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	5,231,000	5,553,036
Metal, Glass & Plastic Containers–0.63%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
6.00%, 06/15/2027(b)	2,635,000	2,637,183
4.00%, 09/01/2029(b)	3,400,000	3,122,692
LABL, Inc.,
10.50%, 07/15/2027(b)	560,000	499,359
8.63%, 10/01/2031(b)	661,000	488,582
Trivium Packaging Finance B.V. (Netherlands), 12.25%, 01/15/2031(b)	500,000	536,600
		7,284,416
Movies & Entertainment–0.80%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	652,000	527,100
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	9,538,000	8,750,447
		9,277,547
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Fund

Principal Amount		Value
Multi-line Insurance–0.74%
Acrisure LLC, 7.50%, 11/06/2030(b)	$8,282,000	$8,588,492
Multi-Utilities–0.48%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(e)	5,420,000	5,564,053
Oil & Gas Drilling–0.98%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	5,563,000	5,552,495
Transocean, Inc., 8.50%, 05/15/2031(b)	6,252,000	5,879,247
		11,431,742
Oil & Gas Equipment & Services–0.52%
Tidewater, Inc., 9.13%, 07/15/2030(b)	5,690,000	6,075,543
Oil & Gas Exploration & Production–1.70%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	5,367,000	5,601,930
Caturus Energy LLC, 8.50%, 02/15/2030(b)	5,575,000	5,788,840
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	5,625,000	5,550,049
Crescent Energy Finance LLC, 8.38%, 01/15/2034(b)	2,875,000	2,919,562
		19,860,381
Oil & Gas Refining & Marketing–0.52%
Sunoco L.P., 6.25%, 07/01/2033(b)	5,972,000	6,107,266
Oil & Gas Storage & Transportation–5.47%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	5,433,000	5,622,204
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	5,850,000	5,858,096
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	5,510,000	5,870,971
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	4,175,000	4,336,193
8.00%, 05/15/2033	4,077,000	4,261,350
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	5,905,000	6,048,474
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	912,000	319,984
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,365,000	5,531,175
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	7,772,000	8,467,625
9.00%(b)(e)(f)	5,655,000	5,619,214
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	5,028,000	5,252,209
6.75%, 01/15/2036(b)	6,183,000	6,492,614
		63,680,109
Other Specialized REITs–0.45%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	5,528,000	5,262,434
Principal Amount		Value
Other Specialty Retail–0.35%
Michaels Cos., Inc. (The),
5.25%, 05/01/2028(b)	$557,000	$442,380
7.88%, 05/01/2029(b)	1,019,000	695,920
SGUS LLC, 11.00%, 12/15/2029(b)	1,448,645	1,287,821
Staples, Inc.,
10.75%, 09/01/2029(b)	1,300,000	1,251,250
12.75%, 01/15/2030(b)	600,000	430,082
		4,107,453
Packaged Foods & Meats–0.51%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	6,325,000	5,953,920
Paper & Plastic Packaging Products & Materials–0.59%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	1,145,000	1,140,867
Sealed Air Corp.,
5.00%, 04/15/2029(b)	2,890,000	2,868,745
6.88%, 07/15/2033(b)	2,650,000	2,864,398
		6,874,010
Paper Products–0.05%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(c)	695,000	548,741
Passenger Airlines–1.03%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	8,004,000	8,053,177
CHC Group LLC, 11.75%, 09/01/2030(b)	2,764,000	2,754,124
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	1,153,000	1,146,617
		11,953,918
Passenger Ground Transportation–0.05%
Hertz Corp. (The), 5.00%, 12/01/2029(b)	775,000	558,788
Personal Care Products–0.51%
Opal Bidco SAS (France), 6.50%, 03/31/2032 (Acquired 03/31/2025-04/14/2025; Cost $5,852,580)(b)(c)(i)	5,860,000	5,966,939
Pharmaceuticals–0.99%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	5,649,000	5,870,136
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	1,761,000	1,814,121
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(b)	948,000	727,808
6.25%, 02/15/2029(b)	1,058,000	833,175
5.25%, 01/30/2030(b)	1,334,000	972,559
5.25%, 02/15/2031(b)	1,065,000	719,828
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)(c)	706,000	621,690
		11,559,317
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Fund

Principal Amount		Value
Reinsurance–0.49%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	$5,815,000	$5,722,764
Renewable Electricity–0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	5,434,000	5,514,847
Research & Consulting Services–0.50%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	6,175,000	5,838,962
Security & Alarm Services–0.47%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	5,300,000	5,494,616
Specialized Consumer Services–0.75%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	9,191,000	8,679,217
Specialized Finance–0.54%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	673,000	513,546
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	5,460,000	5,805,624
		6,319,170
Specialty Chemicals–0.57%
Celanese US Holdings LLC, 7.20%, 11/15/2033	5,513,000	5,739,882
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	652,000	346,222
Wayfair LLC, 7.25%, 10/31/2029(b)	500,000	511,064
		6,597,168
Steel–0.54%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	2,685,000	2,728,897
7.00%, 03/15/2032(b)(c)	3,079,000	3,064,828
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028(b)	500,000	540,713
		6,334,438
Systems Software–0.10%
McAfee Corp., 7.38%, 02/15/2030(b)	1,230,000	1,137,290
Technology Hardware, Storage & Peripherals–0.12%
Xerox Corp.,
10.25%, 10/15/2030(b)	227,000	235,820
13.50%, 04/15/2031(b)	327,000	328,436
4.80%, 03/01/2035	239,000	114,737
6.75%, 12/15/2039	196,000	97,937
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)	587,000	382,361
8.88%, 11/30/2029(b)(c)	462,000	283,119
		1,442,410
Telecom Tower REITs–0.49%
SBA Communications Corp., 3.13%, 02/01/2029	6,055,000	5,694,940
Principal Amount		Value
Trading Companies & Distributors–2.00%
Air Lease Corp., Series B, 4.65%(e)(f)	$8,675,000	$8,601,521
Aircastle Ltd., 5.25%(b)(e)(f)	14,742,000	14,684,508
		23,286,029
Wireless Telecommunication Services–1.50%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	6,268,000	5,865,195
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	12,538,000	11,626,421
		17,491,616
Total U.S. Dollar Denominated Bonds & Notes (Cost $964,111,985)		981,044,649
Variable Rate Senior Loan Interests–6.77%(j)(k)
Advertising–0.49%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.43% (1 mo. Term SOFR + 4.00%), 08/23/2028	5,735,863	5,750,202
Aerospace & Defense–1.00%
TransDigm, Inc., Term Loan L, 6.80% (3 mo. Term SOFR + 2.50%), 01/19/2032	11,644,065	11,666,538
Automobile Manufacturers–0.47%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (United Kingdom), Term Loan B, 7.07% (1 mo. SOFR + 2.75%), 01/15/2032	5,465,000	5,476,094
Cable & Satellite–0.41%
CSC Holdings LLC,
Term Loan, 7.71% (3 mo. PRIME + 1.50%), 04/15/2027	2,368,668	2,322,160
Term Loan B, 8.86% (1 mo. Term SOFR + 4.50%), 01/15/2028	2,442,475	2,439,995
		4,762,155
Electronic Manufacturing Services–0.75%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.57% (1 mo. Term SOFR + 2.50%), 08/04/2031	8,790,714	8,784,209
Health Care Services–0.51%
MPH Acquisition Holdings LLC, Term Loan, 8.06% (3 mo. Term SOFR + 3.75%), 12/31/2030	5,905,200	5,917,010
Health Care Supplies–0.50%
Bausch and Lomb, Inc., Term Loan B, 8.57% (1 mo. Term SOFR + 4.25%), 01/30/2031	5,800,000	5,815,544
Oil & Gas Storage & Transportation–0.53%
NFE Atlantic Holdings LLC, Term Loan, 9.81% (3 mo. Term SOFR + 5.50%), 10/30/2028	825,000	401,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Fund

	Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Prairie ECI Acquiror L.P., Term Loan B, 8.07% (1 mo. Term SOFR + 3.75%), 08/01/2029		$5,680,853	$5,738,372
			6,139,734
Passenger Airlines–0.30%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032		3,526,162	3,549,312
Pharmaceuticals–0.86%
Amneal Pharmaceuticals LLC, Term Loan, 7.82% (1 mo. Term SOFR + 3.5%), 07/31/2032		4,075,000	4,105,563
Endo Finance Holdings, Inc., Term Loan B, 8.32% (1 mo. Term SOFR + 4.00%), 04/23/2031		5,830,937	5,860,821
			9,966,384
Real Estate Development–0.95%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, 7.07% (1 mo. Term SOFR + 3.25%), 01/31/2030		5,047,332	5,062,045
Term Loan B2, 7.07% (1 mo. Term SOFR + 2.75%), 01/31/2030		424,244	426,011
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (2 mo. Term SOFR + 2.75%), 08/21/2030(l)		5,595,766	5,609,755
			11,097,811
Total Variable Rate Senior Loan Interests (Cost $78,524,219)			78,924,993
Non-U.S. Dollar Denominated Bonds & Notes–3.32%(m)
Automotive Parts & Equipment–0.25%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	2,400,000	2,851,726
Cable & Satellite–0.76%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	EUR	5,125,000	6,061,372
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.84%, 03/15/2032(b)	GBP	2,000,000	2,787,038
			8,848,410
Hotels, Resorts & Cruise Lines–0.49%
Carnival PLC, 4.13%, 07/15/2031(b)	EUR	4,875,000	5,760,954
Integrated Telecommunication Services–0.21%
Altice France S.A. (France), 3.38%, 01/15/2028(b)	EUR	2,450,000	2,487,461
IT Consulting & Other Services–0.26%
Atos SE (France), 5.00%, 12/18/2030(b)(n)	EUR	3,000,000	3,025,481
Metal, Glass & Plastic Containers–0.53%
Ball Corp., 4.25%, 07/01/2032	EUR	5,155,000	6,158,454
Principal Amount			Value
Specialized Consumer Services–0.30%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 4.13%, 02/15/2031(b)	EUR	3,000,000	$3,474,203
Transaction & Payment Processing Services–0.52%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	EUR	4,994,000	6,062,373
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $37,360,719)			38,669,062
Shares
Exchange-Traded Funds–2.28%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF(c)		80,000	3,127,200
iShares iBoxx High Yield Corporate Bond ETF(c)		290,000	23,449,400
Total Exchange-Traded Funds (Cost $26,277,790)			26,576,600
Common Stocks & Other Equity Interests–0.40%
Alternative Carriers–0.02%
Lumen Technologies, Inc.(o)		43,000	213,710
Apparel, Accessories & Luxury Goods–0.03%
Under Armour, Inc., Class C(o)		25,000	123,000
V.F. Corp.		15,000	226,950
			349,950
Broadcasting–0.06%
E.W. Scripps Co. (The), Class A(o)		55,000	164,450
Gray Media, Inc.		55,000	337,150
Sinclair, Inc.		15,000	217,050
			718,650
Broadline Retail–0.00%
Americanas S.A. (Brazil)(o)		41,300	50,121
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(o)		13,766	10,436
			60,557
Cable & Satellite–0.04%
Altice USA, Inc., Class A(o)		100,000	234,000
Cable One, Inc.		1,500	242,220
			476,220
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(l)		29	136
Commodity Chemicals–0.02%
Olin Corp.		10,000	236,600
Electrical Components & Equipment–0.01%
GrafTech International Ltd.		10,000	98,800
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(o)		28,014	19,021
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(o)		1,495,460	875
			19,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Fund

Shares		Value
Housewares & Specialties–0.03%
Newell Brands, Inc.	50,000	$296,000
Independent Power Producers & Energy Traders–0.03%
Vistra Corp.	2,000	378,220
Interactive Media & Services–0.01%
ZipRecruiter, Inc., Class A(o)	25,000	125,000
Internet Services & Infrastructure–0.02%
CoreWeave, Inc., Class A(o)	2,000	206,080
Leisure Products–0.00%
HF Holdings, Inc.(l)	36,820	0
Movies & Entertainment–0.02%
AMC Entertainment Holdings, Inc.(o)	100,000	281,000
Oil & Gas Drilling–0.02%
Nabors Industries Ltd.(o)	5,000	186,400
Oil & Gas Exploration & Production–0.02%
Venture Global, Inc., Class A	20,000	260,000
Other Specialized REITs–0.02%
Uniti Group, Inc.(o)	36,116	227,531
Packaged Foods & Meats–0.01%
B&G Foods, Inc.	25,000	112,750
Restaurants–0.01%
Bloomin’ Brands, Inc.	10,000	73,500
Technology Hardware, Storage & Peripherals–0.01%
Xerox Holdings Corp.	25,000	99,500
Trading Companies & Distributors–0.02%
Avation PLC (Singapore)	125,000	267,644
Total Common Stocks & Other Equity Interests (Cost $11,712,441)		4,688,144
Shares		Value
Preferred Stocks–0.01%
Aerospace & Defense–0.01%
Boeing Co. (The), 6.00%, Conv. Pfd. (Cost $144,706)	2,000	$148,840
Money Market Funds–1.86%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(p)(q)	7,589,908	7,589,908
Invesco Treasury Portfolio, Institutional Class, 4.17%(p)(q)	14,095,532	14,095,532
Total Money Market Funds (Cost $21,685,440)		21,685,440

Options Purchased–0.06%
(Cost $299,698)(r)		637,535
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.91% (Cost $1,140,116,998)		1,152,375,263
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.66%
Invesco Private Government Fund, 4.28%(p)(q)(s)	11,843,498	11,843,498
Invesco Private Prime Fund, 4.46%(p)(q)(s)	30,814,343	30,823,587
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,665,316)		42,667,085
TOTAL INVESTMENTS IN SECURITIES–102.57% (Cost $1,182,782,314)		1,195,042,348
OTHER ASSETS LESS LIABILITIES—(2.57)%		(29,973,735)
NET ASSETS–100.00%		$1,165,068,613
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $850,354,265, which represented 72.99% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(j)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,461,156	$153,491,696	$(156,362,944)	$-	$-	$7,589,908	$215,285
Invesco Treasury Portfolio, Institutional Class	19,427,352	285,056,006	(290,387,826)	-	-	14,095,532	393,690
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,262	120,722,118	(108,884,882)	-	-	11,843,498	236,523*
Invesco Private Prime Fund	17,551	211,281,842	(180,478,710)	1,769	1,135	30,823,587	662,346*
Total	$29,912,321	$770,551,662	$(736,114,362)	$1,769	$1,135	$64,352,525	$1,507,844

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares iBoxx High Yield Corporate Bond ETF	Put	10/17/2025	4,825	USD	78.00	USD	37,635,000	$574,175

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Put	10/17/2025	33	USD	5,800.00	USD	19,140,000	$63,360

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/31/2025	Citibank, N.A.	EUR	26,212,000	USD	30,880,231	$101,215
Currency Risk
10/31/2025	State Street Bank & Trust Co.	EUR	600,000	USD	702,502	(2,038)
Total Forward Foreign Currency Contracts						$99,177

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,118,431,558)*	$1,130,689,823
Investments in affiliated money market funds, at value (Cost $64,350,756)	64,352,525
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	101,215
Cash	30,701
Foreign currencies, at value (Cost $1,338,697)	1,370,955
Receivable for:
Investments sold	2,183
Fund shares sold	602,345
Dividends	99,338
Interest	18,221,999
Investment for trustee deferred compensation and retirement plans	284,776
Other assets	100,640
Total assets	1,215,856,500
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	2,038
Payable for:
Investments purchased	697,953
Dividends	966,027
Fund shares reacquired	5,560,385
Due to broker	5,206
Collateral upon return of securities loaned	42,665,316
Accrued fees to affiliates	466,517
Accrued trustees’ and officers’ fees and benefits	2,512
Accrued other operating expenses	89,649
Trustee deferred compensation and retirement plans	332,284
Total liabilities	50,787,887
Net assets applicable to shares outstanding	$1,165,068,613
Net assets consist of:
Shares of beneficial interest	$1,472,556,207
Distributable earnings (loss)	(307,487,594)
$1,165,068,613
Net Assets:
Class A	$593,899,210
Class C	$15,502,849
Class Y	$41,257,814
Investor Class	$56,894,009
Class R5	$16,306,278
Class R6	$441,208,453
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	166,745,857
Class C	4,359,340
Class Y	11,567,935
Investor Class	15,991,287
Class R5	4,589,537
Class R6	123,948,582
Class A:
Net asset value per share	$3.56
Maximum offering price per share (Net asset value of $3.56 ÷ 95.75%)	$3.72
Class C:
Net asset value and offering price per share	$3.56
Class Y:
Net asset value and offering price per share	$3.57
Investor Class:
Net asset value and offering price per share	$3.56
Class R5:
Net asset value and offering price per share	$3.55
Class R6:
Net asset value and offering price per share	$3.56

*	At August 31, 2025, securities with an aggregate value of $41,690,095 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$39,918,630
Dividends (net of foreign withholding taxes of $1,275)	790,160
Dividends from affiliated money market funds (includes net securities lending income of $92,618)	701,593
Total investment income	41,410,383
Expenses:
Advisory fees	3,065,322
Administrative services fees	83,611
Custodian fees	17,382
Distribution fees:
Class A	735,785
Class C	79,463
Investor Class	70,931
Transfer agent fees — A, C, Y and Investor	587,407
Transfer agent fees — R5	8,243
Transfer agent fees — R6	72,846
Trustees’ and officers’ fees and benefits	17,144
Registration and filing fees	58,696
Reports to shareholders	49,920
Professional services fees	42,310
Other	11,800
Total expenses	4,900,860
Less: Fees waived and/or expense offset arrangement(s)	(28,583)
Net expenses	4,872,277
Net investment income	36,538,106
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,306,439)
Affiliated investment securities	1,135
Foreign currencies	747,821
Forward foreign currency contracts	(1,830,661)
Futures contracts	(161,475)
Swap agreements	(1,111,767)
(11,661,386)
Change in net unrealized appreciation of:
Unaffiliated investment securities	10,565,877
Affiliated investment securities	1,769
Foreign currencies	181,415
Forward foreign currency contracts	27,285
10,776,346
Net realized and unrealized gain (loss)	(885,040)
Net increase in net assets resulting from operations	$35,653,066
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$36,538,106	$66,346,013
Net realized gain (loss)	(11,661,386)	13,518,097
Change in net unrealized appreciation	10,776,346	8,983,126
Net increase in net assets resulting from operations	35,653,066	88,847,236
Distributions to shareholders from distributable earnings:
Class A	(19,152,775)	(38,110,066)
Class C	(456,209)	(966,878)
Class Y	(1,651,127)	(5,358,682)
Investor Class	(1,840,276)	(3,839,942)
Class R5	(559,943)	(1,162,261)
Class R6	(14,917,555)	(20,205,577)
Total distributions from distributable earnings	(38,577,885)	(69,643,406)
Share transactions–net:
Class A	1,449,379	16,122,467
Class C	(1,049,659)	(609,269)
Class Y	(40,336,180)	13,573,857
Investor Class	144,089	(679,395)
Class R5	(327,175)	(83,738)
Class R6	19,163,372	57,790,836
Net increase (decrease) in net assets resulting from share transactions	(20,956,174)	86,114,758
Net increase (decrease) in net assets	(23,880,993)	105,318,588
Net assets:
Beginning of period	1,188,949,606	1,083,631,018
End of period	$1,165,068,613	$1,188,949,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$3.57	$0.11	$(0.00)	$0.11	$(0.12)	$—	$(0.12)	$3.56	3.03%	$593,899	1.00%(d)	1.00%(d)	6.14%(d)	89%
Year ended 02/28/25	3.49	0.22	0.09	0.31	(0.23)	—	(0.23)	3.57	9.25	593,630	0.99	1.00	6.29	172
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	—	(0.22)	3.49	8.54	565,075	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	—	(0.17)	3.43	(5.36)	556,275	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	—	(0.18)	3.81	0.36	640,948	1.03	1.03	3.90	88
Year ended 02/28/21	3.96	0.19	0.05	0.24	(0.22)	(0.01)	(0.23)	3.97	6.59	657,549	1.07	1.07	4.89	101
Class C
Six months ended 08/31/25	3.56	0.10	0.00 (e)	0.10	(0.10)	—	(0.10)	3.56	2.92	15,503	1.75 (d)	1.75 (d)	5.39 (d)	89
Year ended 02/28/25	3.49	0.20	0.08	0.28	(0.21)	—	(0.21)	3.56	8.14	16,594	1.74	1.75	5.54	172
Year ended 02/29/24	3.42	0.20	0.07	0.27	(0.20)	—	(0.20)	3.49	8.05	16,838	1.78	1.78	5.70	148
Year ended 02/28/23	3.80	0.15	(0.38)	(0.23)	(0.15)	—	(0.15)	3.42	(6.10)	16,924	1.78	1.78	4.19	87
Year ended 02/28/22	3.96	0.12	(0.13)	(0.01)	(0.15)	—	(0.15)	3.80	(0.40)	22,626	1.78	1.78	3.15	88
Year ended 02/28/21	3.95	0.16	0.05	0.21	(0.19)	(0.01)	(0.20)	3.96	5.79	26,860	1.82	1.82	4.14	101
Class Y
Six months ended 08/31/25	3.58	0.11	(0.00)	0.11	(0.12)	—	(0.12)	3.57	3.15	41,258	0.75 (d)	0.75 (d)	6.39 (d)	89
Year ended 02/28/25	3.50	0.23	0.09	0.32	(0.24)	—	(0.24)	3.58	9.51	83,173	0.74	0.75	6.54	172
Year ended 02/29/24	3.44	0.23	0.06	0.29	(0.23)	—	(0.23)	3.50	8.81	67,978	0.78	0.78	6.70	148
Year ended 02/28/23	3.82	0.18	(0.38)	(0.20)	(0.18)	—	(0.18)	3.44	(5.09)	42,874	0.78	0.78	5.19	87
Year ended 02/28/22	3.98	0.16	(0.13)	0.03	(0.19)	—	(0.19)	3.82	0.63	45,483	0.78	0.78	4.15	88
Year ended 02/28/21	3.97	0.19	0.06	0.25	(0.23)	(0.01)	(0.24)	3.98	6.85	51,180	0.82	0.82	5.14	101
Investor Class
Six months ended 08/31/25	3.56	0.11	0.00 (e)	0.11	(0.11)	—	(0.11)	3.56	3.31	56,894	1.00 (d)	1.00 (d)	6.14 (d)	89
Year ended 02/28/25	3.49	0.22	0.08	0.30	(0.23)	—	(0.23)	3.56	8.95	56,843	0.99	1.00	6.29	172
Year ended 02/29/24	3.43	0.22	0.06	0.28	(0.22)	—	(0.22)	3.49	8.54	56,267	1.03	1.03	6.45	148
Year ended 02/28/23	3.81	0.17	(0.38)	(0.21)	(0.17)	—	(0.17)	3.43	(5.37)	58,755	1.03	1.03	4.94	87
Year ended 02/28/22	3.97	0.15	(0.13)	0.02	(0.18)	—	(0.18)	3.81	0.36	68,375	1.03	1.03	3.90	88
Year ended 02/28/21	3.96	0.18	0.06	0.24	(0.22)	(0.01)	(0.23)	3.97	6.59	74,887	1.07	1.07	4.89	101
Class R5
Six months ended 08/31/25	3.56	0.11	(0.00)	0.11	(0.12)	—	(0.12)	3.55	3.18	16,306	0.68 (d)	0.68 (d)	6.46 (d)	89
Year ended 02/28/25	3.48	0.23	0.09	0.32	(0.24)	—	(0.24)	3.56	9.58	16,671	0.68	0.69	6.60	172
Year ended 02/29/24	3.42	0.23	0.06	0.29	(0.23)	—	(0.23)	3.48	8.87	16,389	0.71	0.71	6.77	148
Year ended 02/28/23	3.80	0.18	(0.37)	(0.19)	(0.19)	—	(0.19)	3.42	(5.08)	18,972	0.71	0.71	5.26	87
Year ended 02/28/22	3.96	0.17	(0.14)	0.03	(0.19)	—	(0.19)	3.80	0.67	27,997	0.72	0.72	4.21	88
Year ended 02/28/21	3.94	0.20	0.06	0.26	(0.23)	(0.01)	(0.24)	3.96	7.21	38,676	0.74	0.74	5.22	101
Class R6
Six months ended 08/31/25	3.57	0.12	(0.01)	0.11	(0.12)	—	(0.12)	3.56	3.22	441,208	0.61 (d)	0.61 (d)	6.53 (d)	89
Year ended 02/28/25	3.49	0.24	0.09	0.33	(0.25)	—	(0.25)	3.57	9.67	422,039	0.60	0.61	6.68	172
Year ended 02/29/24	3.43	0.23	0.07	0.30	(0.24)	—	(0.24)	3.49	8.95	361,083	0.64	0.64	6.84	148
Year ended 02/28/23	3.81	0.19	(0.38)	(0.19)	(0.19)	—	(0.19)	3.43	(5.00)	71,702	0.64	0.64	5.33	87
Year ended 02/28/22	3.97	0.17	(0.14)	0.03	(0.19)	—	(0.19)	3.81	0.75	80,390	0.64	0.64	4.29	88
Year ended 02/28/21	3.95	0.20	0.07	0.27	(0.24)	(0.01)	(0.25)	3.97	7.29	83,282	0.65	0.65	5.31	101

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco High Yield Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Yield Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
16
Invesco High Yield Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
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Invesco High Yield Fund

J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2025, the Fund paid the Adviser $1,794 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures
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Invesco High Yield Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by
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Invesco High Yield Fund

having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Q.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
R.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Next $4 billion	0.450%
Over $5 billion	0.430%
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Invesco High Yield Fund

For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.53%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25%, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $17,397.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $27,552 in front-end sales commissions from the sale of Class A shares and $5,064 and $987 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco High Yield Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$981,044,649	$—	$981,044,649
Variable Rate Senior Loan Interests	—	73,315,238	5,609,755	78,924,993
Non-U.S. Dollar Denominated Bonds & Notes	—	38,669,062	—	38,669,062
Exchange-Traded Funds	26,576,600	—	—	26,576,600
Common Stocks & Other Equity Interests	4,401,343	286,665	136	4,688,144
Preferred Stocks	148,840	—	—	148,840
Money Market Funds	21,685,440	42,667,085	—	64,352,525
Options Purchased	637,535	—	—	637,535
Total Investments in Securities	53,449,758	1,135,982,699	5,609,891	1,195,042,348
Other Investments - Assets*
Forward Foreign Currency Contracts	—	101,215	—	101,215
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,038)	—	(2,038)
Total Other Investments	—	99,177	—	99,177
Total Investments	$53,449,758	$1,136,081,876	$5,609,891	$1,195,141,525

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$101,215	$—	$101,215
Options purchased, at value — Exchange-Traded(a)	—	637,535	637,535
Total Derivative Assets	101,215	637,535	738,750
Derivatives not subject to master netting agreements	—	(637,535)	(637,535)
Total Derivative Assets subject to master netting agreements	$101,215	$—	$101,215

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(2,038)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(2,038)

(a)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$101,215	$−	$101,215	$—	$—	$101,215
State Street Bank & Trust Co.	−	(2,038)	(2,038)	—	—	(2,038)
Total	$101,215	$(2,038)	$99,177	$—	$—	$99,177
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Invesco High Yield Fund

Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(1,830,661)	$-	$-	$(1,830,661)
Futures contracts	-	-	-	(161,475)	(161,475)
Options purchased(a)	-	-	(572,908)	-	(572,908)
Swap agreements	(1,111,767)	-	-	-	(1,111,767)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	-	27,285	-	-	27,285
Options purchased(a)	-	-	807,913	-	807,913
Total	$(1,111,767)	$(1,803,376)	$235,005	$(161,475)	$(2,841,613)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased	Swap Agreements
Average notional value	$22,366,026	$27,752,344	$26,626,750	$19,140,000	$41,150,000
Average contracts	—	—	3,555	33	—

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,186.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$53,719,370	$256,466,836	$310,186,206
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
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Invesco High Yield Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $997,452,372 and $1,044,891,931, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$25,870,589
Aggregate unrealized (depreciation) of investments	(14,897,304)
Net unrealized appreciation of investments	$10,973,285
Cost of investments for tax purposes is $1,184,168,240.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	23,643,992	$83,085,915	52,136,619	$184,663,183
Class C	487,864	1,710,705	1,275,294	4,513,963
Class Y	1,959,763	6,922,135	17,186,036	60,878,582
Investor Class	1,725,452	6,088,388	21,193,520	74,888,763
Class R5	405,385	1,419,077	1,045,906	3,689,234
Class R6	8,806,204	30,443,376	72,416,008	259,183,002
Issued as reinvestment of dividends:
Class A	4,147,548	14,612,324	8,192,015	29,027,555
Class C	104,939	368,982	203,368	719,098
Class Y	321,582	1,133,943	1,221,683	4,338,311
Investor Class	443,977	1,561,882	915,796	3,240,161
Class R5	158,751	557,652	327,843	1,157,911
Class R6	4,160,254	14,651,155	5,541,532	19,651,596
Automatic conversion of Class C shares to Class A shares:
Class A	288,392	1,015,043	702,126	2,495,352
Class C	(288,906)	(1,015,043)	(703,223)	(2,495,352)
Reacquired:
Class A	(27,684,954)	(97,263,903)	(56,500,450)	(200,063,623)
Class C	(602,719)	(2,114,303)	(948,395)	(3,346,978)
Class Y	(13,975,078)	(48,392,258)	(14,579,950)	(51,643,036)
Investor Class	(2,126,698)	(7,506,181)	(22,284,051)	(78,808,319)
Class R5	(658,864)	(2,303,904)	(1,397,653)	(4,930,883)
Class R6	(7,362,625)	(25,931,159)	(63,104,945)	(221,043,762)
Net increase (decrease) in share activity	(6,045,741)	$(20,956,174)	22,839,079	$86,114,758

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 4% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts,  the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.
The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis ).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also
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Invesco High Yield Fund

reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.   Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
26
Invesco High Yield Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
27
Invesco High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
28
Invesco High Yield Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
HYI-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Income Fund
Nasdaq:
A: AGOVX ■ C: AGVCX ■ R: AGVRX ■ Y: AGVYX ■ Investor: AGIVX ■ R5: AGOIX ■ R6: AGVSX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)

Principal Amount		Value
Asset-Backed Securities–75.19%
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 04/15/2030(a)	$1,447,219	$1,449,202
Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 07/15/2033(a)	1,500,000	1,511,677
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	1,500,000	1,458,455
Series 2023-SFR2, Class C, 3.95%, 06/17/2040(a)	4,000,000	3,853,919
Angel Oak Mortgage Trust,
Series 2022-2, Class M1, 4.12%, 01/25/2067(a)(b)	5,893,000	4,744,207
Series 2024-2, Class A1, 5.99%, 01/25/2069(a)	1,505,975	1,521,291
Series 2025-HB1, Class A1, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(c)	473,860	478,629
AutoNation Finance Trust, Series 2025-1A, Class D, 5.63%, 09/10/2032(a)	2,000,000	2,044,228
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	2,063,609
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	3,153,850
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.71%, 09/15/2048(d)	6,866,091	250
Bank,
Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	4,302,000	4,191,547
Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,648,914
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 5.13%, 12/15/2051(b)	2,500,000	2,248,491
Series 2022-C15, Class AS, 3.75%, 04/15/2055(b)	800,000	721,868
Series 2023-C22, Class AS, 7.37%, 11/15/2056(b)	3,000,000	3,330,705
Series 2024-C24, Class AS, 5.87%, 02/15/2057	2,000,000	2,102,406
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.92%, 01/25/2035(b)	192,245	186,422
Benchmark Mortgage Trust,
Series 2021-B28, Class AS, 2.43%, 08/15/2054	3,200,000	2,767,762
Series 2022-B37, Class AS, 5.94%, 11/15/2055(b)	4,000,000	4,108,947
Series 2023-B40, Class AS, 6.59%, 12/15/2056	2,000,000	2,157,201
Series 2023-V3, Class AS, 7.10%, 07/15/2056(b)	4,000,000	4,237,480
Series 2024-V5, Class AM, 6.42%, 01/10/2057(b)	1,900,000	1,991,788
Principal Amount		Value
BMO Mortgage Trust, Series 2024- 5C4, Class A3, 6.53%, 05/15/2057(b)	$1,066,000	$1,138,289
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class B, 5.43% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)(c)	1,259,477	1,255,975
Series 2021-VOLT, Class C, 5.58% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)(c)	1,937,656	1,931,159
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	4,517,000	118,571
Centersquare Issuer LLC,
Series 2024-1A, Class A2, 5.20%, 10/26/2054(a)	2,000,000	1,988,160
Series 2025-4A, Class A2, 5.20%, 08/25/2055(e)	750,000	707,480
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	735,699	673,143
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,089,952	1,012,697
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(a)	1,993,328	2,010,682
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/2051(b)	3,000,000	2,959,615
Citigroup Mortgage Loan Trust, Series 2024-1, Class A4A, 6.00%, 07/25/2054(a)(b)	787,995	795,912
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	91,942	90,749
Commonbond Student Loan Trust, Series 2020-1, Class A, 1.69%, 10/25/2051(a)	1,518,097	1,395,088
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,733,828
Series 2022-ATH3, Class A3, 6.39%, 08/25/2067(a)(b)	2,731,107	2,738,947
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 4.08%, 01/15/2049(a)(b)	3,000,000	2,114,935
Series 2018-CX11, Class A4, 3.77%, 04/15/2051	380,832	376,620
Series 2018-CX11, Class A5, 4.03%, 04/15/2051(b)	550,000	545,980
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	1,097,250	973,498
Deephaven Residential Mortgage Trust,
Series 2021-3, Class A1, 1.19%, 08/25/2066(a)(b)	1,877,440	1,666,383
Series 2024-1, Class A1, 5.74%, 07/25/2069(a)	1,590,239	1,601,667
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)	2,966,407	2,957,956
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Fund

Principal Amount		Value
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(b)	$1,200,000	$1,212,826
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.88%, 02/10/2056(d)	55,894,401	794,215
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.40%, 09/25/2048(a)(b)	1,377,224	1,308,861
Series 2018-5, Class B2, 4.40%, 09/25/2048(a)(b)	1,650,238	1,564,202
Series 2018-6RR, Class B2, 4.91%, 10/25/2048(a)(b)	2,403,367	2,363,116
Series 2018-6RR, Class B3, 4.91%, 10/25/2048(a)(b)	2,403,367	2,357,821
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	4,066,130
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	5,048,202
GCAT Trust, Series 2023-NQM2, Class M1, 6.99%, 11/25/2067(a)(b)	2,781,000	2,782,587
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.90% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(c)	751,603	752,164
Hertz Vehicle Financing III L.P., Series 2021-2A, Class B, 2.12%, 12/27/2027(a)	1,765,000	1,706,520
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,521,193
Hertz Vehicle Financing LLC,
Series 2022-2A, Class B, 2.65%, 06/26/2028(a)	1,000,000	962,452
Series 2022-2A, Class C, 2.95%, 06/26/2028(a)	1,500,000	1,439,388
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)	3,000,643	2,987,062
Series 2022-1, Class M1, 5.03%, 07/25/2067(a)(b)	2,878,000	2,828,434
HPEFS Equipment Trust,
Series 2023-2A, Class D, 6.97%, 07/21/2031(a)	1,500,000	1,523,677
Series 2024-1A, Class D, 5.82%, 11/20/2031(a)	2,500,000	2,537,255
JP Morgan Mortgage Trust, Series 2024-5, Class A6, 6.00%, 11/25/2054(a)(b)	1,049,052	1,056,046
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	248,302	245,948
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(e)	750,000	751,903
MILE Trust, Series 2025-STNE, Class A, 5.86% (1 mo. Term SOFR + 1.50%), 07/15/2042(a)(c)	1,630,000	1,633,135
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/2050	100,000	98,368
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A3, 7.53%, 09/25/2068(a)	1,687,049	1,712,491
Principal Amount		Value
MSWF Commercial Mortgage Trust, Series 2023-1, Class A2, 6.45%, 05/15/2056	$2,000,000	$2,093,489
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 04/25/2029(a)	2,000,000	2,014,267
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)	4,590,430	4,578,907
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)	947,354	946,029
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	2,307,336	2,307,496
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(a)	974,538	983,045
Series 2025-HE1, Class A1, 5.95% (30 Day Average SOFR + 1.60%), 02/25/2055(a)(c)	554,448	557,529
PRPM Trust, Series 2023-NQM3, Class A3, 6.98%, 11/25/2068(a)	2,168,103	2,196,563
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(a)	2,992,500	3,132,335
Rad CLO 18 Ltd., Series 2023-18A, Class BR, 6.22% (3 mo. Term SOFR + 1.90%), 07/15/2037(a)(c)	2,500,000	2,508,437
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,222,468
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	1,654,257	1,520,696
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	1,729,856	1,708,214
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.95%, 03/27/2062(a)(b)	4,000,000	3,204,336
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	1,995,000	1,961,714
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	2,500,000	2,522,025
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(a)	858,512	880,276
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(a)	2,257,937	2,267,319
Taco Bell Funding LLC, Series 2021- 1A, Class A23, 2.54%, 08/25/2051(a)	982,500	859,868
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	1,715,000	1,691,154
Series 2021-1A, Class B, 2.52%, 02/20/2046(a)	1,655,897	1,537,094
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	2,940,000	2,730,620
TierPoint Issuer LLC,
Series 2023-1A, Class A2, 6.00%, 06/25/2053(a)	666,667	667,994
Series 2025-1A, Class A2, 6.15%, 04/26/2055(a)	4,000,000	4,070,485
Triton Container Finance IX LLC, Series 2025-1A, Class C, 6.21%, 06/20/2050(a)	1,477,500	1,499,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Fund

Principal Amount		Value
USB Auto Owner Trust 2025-1, Series 2025-1A, Class D, 5.40%, 12/15/2032(a)	$1,250,000	$1,272,630
Verus Securitization Trust,
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)	1,270,587	1,267,960
Series 2023-INV2, Class A3, 7.08%, 08/25/2068(a)	1,584,734	1,600,262
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,079,222
Voya CLO Ltd., Series 2014-1A, Class CR2, 7.39% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(c)	1,300,000	1,302,803
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class B, 6.55% (1 mo. Term SOFR + 2.19%), 06/15/2042(a)(c)	1,500,000	1,503,320
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS, 3.67%, 07/15/2050(b)	2,647,358	2,577,626
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,543,298
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,105,120	1,084,941
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,343,992	1,200,306
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,302,399	3,113,171
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(a)	559,350	574,378
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(a)	2,000,000	2,067,683
Total Asset-Backed Securities (Cost $213,653,958)		205,863,572
U.S. Government Sponsored Agency Mortgage-Backed Securities–22.74%
Collateralized Mortgage Obligations–1.27%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(f)	11,653,288	1,701,905
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(f)	12,774,257	1,782,083
		3,483,988
Federal Home Loan Mortgage Corp. (FHLMC)–3.71%
6.50%, 06/01/2029 to 08/01/2032	1,303	1,355
7.00%, 03/01/2032 to 05/01/2032	257	271
5.50%, 05/01/2053	6,058,290	6,152,477
6.00%, 06/01/2053	3,909,488	4,010,736
		10,164,839
Federal National Mortgage Association (FNMA)–2.91%
6.50%, 02/01/2028 to 10/01/2036	1,510	1,569
7.00%, 06/01/2029	60	63
8.00%, 10/01/2029	7	7
6.00%, 06/01/2053	7,749,384	7,968,191
		7,969,830
Principal Amount		Value
Government National Mortgage Association (GNMA)–12.69%
8.00%, 10/15/2025 to 12/15/2030	$96,787	$101,265
6.95%, 11/20/2026	2,741	2,744
7.00%, 02/15/2027 to 12/15/2036	149,117	151,312
6.50%, 10/15/2027 to 09/15/2032	206	209
8.50%, 01/15/2037	10,785	10,791
TBA, 2.50%, 09/01/2055(g)	5,495,000	4,685,241
5.00%, 09/01/2055(g)	13,550,000	13,416,595
5.50%, 09/01/2055(g)	12,500,000	12,595,662
6.00%, 09/01/2055(g)	3,700,000	3,774,517
		34,738,336
Uniform Mortgage-Backed Securities–2.16%
TBA, 3.00%, 09/01/2055(g)	4,944,000	4,284,075
6.00%, 09/01/2055(g)	1,580,000	1,614,318
		5,898,393
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $61,106,393)		62,255,386
U.S. Treasury Securities–7.84%
U.S. Treasury Bills–0.64%
3.83% - 4.12%, 05/14/2026(h)(i)	1,798,000	1,750,809
U.S. Treasury Notes–7.20%
4.25%, 11/30/2026	2,500,000	2,513,672
3.88%, 03/31/2027	1,000,000	1,002,715
3.63%, 08/15/2028	8,000,000	8,010,937
4.50%, 05/31/2029	1,000,000	1,030,410
4.13%, 10/31/2029	4,000,000	4,073,047
4.25%, 01/31/2030	3,000,000	3,071,133
		19,701,914
Total U.S. Treasury Securities (Cost $21,228,866)		21,452,723

Agency Credit Risk Transfer Notes–5.56%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R07, Class 2M2, 7.60% (30 Day Average SOFR + 3.25%), 09/25/2043(a)(c)	2,500,000	2,603,099
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(c)	785,000	808,026
Series 2025-R02, Class 1M1, 5.50% (30 Day Average SOFR + 1.15%), 02/25/2045(a)(c)	591,196	592,652
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Fund

Principal Amount		Value

Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(c)	$3,000,000	$3,090,037
Series 2022-DNA4, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 05/25/2042(a)(c)	1,000,000	1,038,691
Series 2022-DNA6, Class M1, STACR®, 8.05% (30 Day Average SOFR + 3.70%), 09/25/2042(a)(c)	2,250,000	2,366,142
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2043(a)(c)	3,000,000	3,135,616
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(a)(c)	1,500,000	1,584,428
Total Agency Credit Risk Transfer Notes (Cost $14,916,820)		15,218,691
Shares
Preferred Stocks–1.20%
Mortgage REITs–1.20%
Chimera Investment Corp., 7.75%, Series C, Pfd.(j)	26,638	619,333
Shares		Value
Mortgage REITs–(continued)
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	68,689	$1,645,102
Redwood Trust, Inc., 10.00%, Pfd.(j)	40,000	1,016,000
Total Preferred Stocks (Cost $3,284,759)		3,280,435
Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(k)(l)	1,547,628	1,547,628
Invesco Treasury Portfolio, Institutional Class, 4.17%(k)(l)	1,031,752	1,031,752
Total Money Market Funds (Cost $2,579,380)		2,579,380
TOTAL INVESTMENTS IN SECURITIES–113.47% (Cost $316,770,176)		310,650,187
OTHER ASSETS LESS LIABILITIES—(13.47)%		(36,877,067)
NET ASSETS–100.00%		$273,773,120
Investment Abbreviations:
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $180,993,811, which represented 66.11% of the Fund’s Net Assets.

(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2025.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
August 31, 2025.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(j)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,003,437	$21,681,199	$(23,137,008)	$-	$-	$1,547,628	$53,475
Invesco Treasury Portfolio, Institutional Class	2,002,292	14,454,133	(15,424,673)	-	-	1,031,752	35,425
Total	$5,005,729	$36,135,332	$(38,561,681)	$-	$-	$2,579,380	$88,900

(l)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	155	December-2025	$32,323,555	$73,631	$73,631
U.S. Treasury 5 Year Notes	130	December-2025	14,230,937	91,209	91,209
Subtotal—Long Futures Contracts				164,840	164,840
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	121	December-2025	(13,612,500)	(40,850)	(40,850)
U.S. Treasury 10 Year Ultra Notes	85	December-2025	(9,724,531)	(20,374)	(20,374)
U.S. Treasury Long Bonds	175	December-2025	(19,993,750)	43,154	43,154
U.S. Treasury Ultra Bonds	68	December-2025	(7,926,250)	47,254	47,254
Subtotal—Short Futures Contracts				29,184	29,184
Total Futures Contracts				$194,024	$194,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $314,190,796)	$308,070,807
Investments in affiliated money market funds, at value (Cost $2,579,380)	2,579,380
Other investments:
Variation margin receivable — futures contracts	215,358
Receivable for:
TBA sales commitment	4,259,572
Fund shares sold	2,634,392
Dividends	43,315
Interest	1,112,627
Investment for trustee deferred compensation and retirement plans	182,042
Other assets	71,379
Total assets	319,168,872
Liabilities:
Payable for:
TBA purchased commitment	44,579,695
Dividends	149,696
Fund shares reacquired	161,171
Amount due custodian	108,044
Accrued fees to affiliates	153,376
Accrued trustees’ and officers’ fees and benefits	2,046
Accrued other operating expenses	54,487
Trustee deferred compensation and retirement plans	187,237
Total liabilities	45,395,752
Net assets applicable to shares outstanding	$273,773,120
Net assets consist of:
Shares of beneficial interest	$376,697,348
Distributable earnings (loss)	(102,924,228)
$273,773,120
Net Assets:
Class A	$238,289,255
Class C	$6,371,020
Class R	$5,583,545
Class Y	$9,974,635
Investor Class	$12,627,003
Class R5	$409,193
Class R6	$518,469
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,644,623
Class C	899,038
Class R	787,866
Class Y	1,406,779
Investor Class	1,780,327
Class R5	57,744
Class R6	73,142
Class A:
Net asset value per share	$7.08
Maximum offering price per share (Net asset value of $7.08 ÷ 95.75%)	$7.39
Class C:
Net asset value and offering price per share	$7.09
Class R:
Net asset value and offering price per share	$7.09
Class Y:
Net asset value and offering price per share	$7.09
Investor Class:
Net asset value and offering price per share	$7.09
Class R5:
Net asset value and offering price per share	$7.09
Class R6:
Net asset value and offering price per share	$7.09
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$7,820,137
Dividends	144,495
Dividends from affiliated money market funds	88,900
Total investment income	8,053,532
Expenses:
Advisory fees	642,006
Administrative services fees	19,345
Custodian fees	17,647
Distribution fees:
Class A	297,974
Class C	29,411
Class R	13,249
Investor Class	10,086
Transfer agent fees — A, C, R, Y and Investor	237,417
Transfer agent fees — R5	198
Transfer agent fees — R6	29
Trustees’ and officers’ fees and benefits	11,501
Registration and filing fees	49,376
Reports to shareholders	24,631
Professional services fees	30,561
Other	8,063
Total expenses	1,391,494
Less: Fees waived and/or expense offset arrangement(s)	(11,884)
Net expenses	1,379,610
Net investment income	6,673,922
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	272,024
Futures contracts	559,630
831,654
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,144,608
Futures contracts	253,107
1,397,715
Net realized and unrealized gain	2,229,369
Net increase in net assets resulting from operations	$8,903,291
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$6,673,922	$14,042,299
Net realized gain (loss)	831,654	(1,943,503)
Change in net unrealized appreciation	1,397,715	9,769,397
Net increase in net assets resulting from operations	8,903,291	21,868,193
Distributions to shareholders from distributable earnings:
Class A	(6,105,189)	(13,017,904)
Class C	(128,908)	(214,550)
Class R	(129,203)	(245,144)
Class Y	(195,104)	(397,329)
Investor Class	(334,936)	(749,842)
Class R5	(10,766)	(22,197)
Class R6	(13,226)	(368,726)
Total distributions from distributable earnings	(6,917,332)	(15,015,692)
Share transactions–net:
Class A	(1,996,426)	(8,182,963)
Class C	1,270,696	585,604
Class R	433,563	98,530
Class Y	3,393,149	(836,000)
Investor Class	(704,524)	(892,868)
Class R5	21,491	2,509
Class R6	99,352	(82,127,554)
Net increase (decrease) in net assets resulting from share transactions	2,517,301	(91,352,742)
Net increase (decrease) in net assets	4,503,260	(84,500,241)
Net assets:
Beginning of period	269,269,860	353,770,101
End of period	$273,773,120	$269,269,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$7.03	$0.17	$0.06	$0.23	$(0.18)	$—	$(0.18)	$7.08	3.33%	$238,289	1.01%(d)	1.02%(d)	4.94%(d)	102%
Year ended 02/28/25	6.85	0.36	0.20	0.56	(0.38)	—	(0.38)	7.03	8.42	238,550	1.02	1.03	5.15	183
Year ended 02/29/24	7.00	0.32	(0.08)	0.24	(0.39)	—	(0.39)	6.85	3.62	240,670	0.99	1.00	4.68	268
Year ended 02/28/23	7.71	0.28	(0.73)	(0.45)	(0.26)	—	(0.26)	7.00	(5.88)	257,447	0.96	0.97	3.95	199
Year ended 02/28/22	7.94	0.20	(0.20)	0.00	(0.23)	—	(0.23)	7.71	(0.06)	303,030	0.91	0.91	2.56	220
Year ended 02/28/21	8.68	0.23	(0.66)	(0.43)	(0.30)	(0.01)	(0.31)	7.94	(4.62)	336,319	0.97	0.97	3.16	276
Class C
Six months ended 08/31/25	7.03	0.15	0.07	0.22	(0.16)	—	(0.16)	7.09	3.09	6,371	1.76 (d)	1.77 (d)	4.19 (d)	102
Year ended 02/28/25	6.86	0.30	0.20	0.50	(0.33)	—	(0.33)	7.03	7.46	5,045	1.77	1.78	4.40	183
Year ended 02/29/24	7.00	0.27	(0.07)	0.20	(0.34)	—	(0.34)	6.86	2.99	4,340	1.74	1.75	3.93	268
Year ended 02/28/23	7.71	0.23	(0.74)	(0.51)	(0.20)	—	(0.20)	7.00	(6.59)	4,957	1.71	1.72	3.20	199
Year ended 02/28/22	7.94	0.14	(0.20)	(0.06)	(0.17)	—	(0.17)	7.71	(0.81)	6,586	1.66	1.66	1.81	220
Year ended 02/28/21	8.68	0.18	(0.67)	(0.49)	(0.25)	(0.00)	(0.25)	7.94	(5.35)	5,489	1.72	1.72	2.41	276
Class R
Six months ended 08/31/25	7.03	0.17	0.06	0.23	(0.17)	—	(0.17)	7.09	3.35	5,584	1.26 (d)	1.27 (d)	4.69 (d)	102
Year ended 02/28/25	6.86	0.34	0.19	0.53	(0.36)	—	(0.36)	7.03	7.99	5,109	1.27	1.28	4.90	183
Year ended 02/29/24	7.00	0.30	(0.07)	0.23	(0.37)	—	(0.37)	6.86	3.52	4,889	1.24	1.25	4.43	268
Year ended 02/28/23	7.72	0.27	(0.75)	(0.48)	(0.24)	—	(0.24)	7.00	(6.23)	3,945	1.21	1.22	3.70	199
Year ended 02/28/22	7.95	0.18	(0.20)	(0.02)	(0.21)	—	(0.21)	7.72	(0.27)	4,043	1.16	1.16	2.31	220
Year ended 02/28/21	8.69	0.22	(0.67)	(0.45)	(0.28)	(0.01)	(0.29)	7.95	(4.85)	3,832	1.22	1.22	2.91	276
Class Y
Six months ended 08/31/25	7.04	0.18	0.06	0.24	(0.19)	—	(0.19)	7.09	3.46	9,975	0.76 (d)	0.77 (d)	5.19 (d)	102
Year ended 02/28/25	6.86	0.37	0.21	0.58	(0.40)	—	(0.40)	7.04	8.69	6,525	0.77	0.78	5.40	183
Year ended 02/29/24	7.01	0.34	(0.08)	0.26	(0.41)	—	(0.41)	6.86	3.88	7,189	0.74	0.75	4.93	268
Year ended 02/28/23	7.72	0.30	(0.73)	(0.43)	(0.28)	—	(0.28)	7.01	(5.63)	5,059	0.71	0.72	4.20	199
Year ended 02/28/22	7.95	0.23	(0.21)	0.02	(0.25)	—	(0.25)	7.72	0.19	7,659	0.66	0.66	2.81	220
Year ended 02/28/21	8.69	0.26	(0.67)	(0.41)	(0.32)	(0.01)	(0.33)	7.95	(4.37)	49,578	0.72	0.72	3.41	276
Investor Class
Six months ended 08/31/25	7.04	0.18	0.05	0.23	(0.18)	—	(0.18)	7.09	3.37 (e)	12,627	0.92 (d)(e)	0.93 (d)(e)	5.03 (d)(e)	102
Year ended 02/28/25	6.86	0.36	0.21	0.57	(0.39)	—	(0.39)	7.04	8.50 (e)	13,241	0.95 (e)	0.96 (e)	5.22 (e)	183
Year ended 02/29/24	7.01	0.33	(0.08)	0.25	(0.40)	—	(0.40)	6.86	3.70 (e)	13,792	0.87 (e)	0.88 (e)	4.80 (e)	268
Year ended 02/28/23	7.72	0.29	(0.74)	(0.45)	(0.26)	—	(0.26)	7.01	(5.78)(e)	15,088	0.91 (e)	0.92 (e)	4.00 (e)	199
Year ended 02/28/22	7.95	0.21	(0.21)	0.00	(0.23)	—	(0.23)	7.72	0.01 (e)	17,588	0.83 (e)	0.83 (e)	2.64 (e)	220
Year ended 02/28/21	8.69	0.24	(0.67)	(0.43)	(0.30)	(0.01)	(0.31)	7.95	(4.55)(e)	19,552	0.89 (e)	0.89 (e)	3.24 (e)	276
Class R5
Six months ended 08/31/25	7.03	0.19	0.06	0.25	(0.19)	—	(0.19)	7.09	3.64	409	0.69 (d)	0.69 (d)	5.26 (d)	102
Year ended 02/28/25	6.86	0.38	0.19	0.57	(0.40)	—	(0.40)	7.03	8.62	385	0.70	0.70	5.47	183
Year ended 02/29/24	7.00	0.34	(0.07)	0.27	(0.41)	—	(0.41)	6.86	4.12	373	0.66	0.66	5.01	268
Year ended 02/28/23	7.72	0.31	(0.75)	(0.44)	(0.28)	—	(0.28)	7.00	(5.67)	351	0.61	0.62	4.30	199
Year ended 02/28/22	7.94	0.23	(0.19)	0.04	(0.26)	—	(0.26)	7.72	0.41	405	0.54	0.54	2.93	220
Year ended 02/28/21	8.68	0.26	(0.67)	(0.41)	(0.32)	(0.01)	(0.33)	7.94	(4.26)	388	0.57	0.57	3.56	276
Class R6
Six months ended 08/31/25	7.04	0.19	0.06	0.25	(0.20)	—	(0.20)	7.09	3.54	518	0.60 (d)	0.60 (d)	5.35 (d)	102
Year ended 02/28/25	6.84	0.38	0.23	0.61	(0.41)	—	(0.41)	7.04	9.19	415	0.63	0.63	5.54	183
Year ended 02/29/24	6.99	0.35	(0.08)	0.27	(0.42)	—	(0.42)	6.84	4.04	82,517	0.59	0.59	5.08	268
Year ended 02/28/23	7.70	0.31	(0.73)	(0.42)	(0.29)	—	(0.29)	6.99	(5.49)	100,183	0.54	0.55	4.37	199
Year ended 02/28/22	7.93	0.24	(0.21)	0.03	(0.26)	—	(0.26)	7.70	0.36	162,015	0.49	0.49	2.98	220
Year ended 02/28/21	8.67	0.27	(0.67)	(0.40)	(0.33)	(0.01)	(0.34)	7.93	(4.23)	227,247	0.52	0.52	3.61	276

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16%, 0.18%, 0.13%, 0.20%,
0.17% and 0.17% for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022 and
February 28, 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Income Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income, and secondarily, capital appreciation.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
11
Invesco Income Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is
12
Invesco Income Fund

determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Commercial Mortgage-Backed Securities – The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from unaffiliated investment securities and Change in net unrealized appreciation (depreciation)of unaffiliated investment securities, respectively.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to
13
Invesco Income Fund

evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.500%
Next $300 million	0.400%
Next $500 million	0.350%
Next $19.5 billion	0.300%
Over $20.5 billion	0.240%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.47%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $2,363.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
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Invesco Income Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $4,436 in front-end sales commissions from the sale of Class A shares and $805 and $313 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$204,404,189	$1,459,383	$205,863,572
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	62,255,386	—	62,255,386
U.S. Treasury Securities	—	21,452,723	—	21,452,723
Agency Credit Risk Transfer Notes	—	15,218,691	—	15,218,691
Preferred Stocks	3,280,435	—	—	3,280,435
Money Market Funds	2,579,380	—	—	2,579,380
Total Investments in Securities	5,859,815	303,330,989	1,459,383	310,650,187
Other Investments - Assets*
Futures Contracts	255,248	—	—	255,248
Other Investments - Liabilities*
Futures Contracts	(61,224)	—	—	(61,224)
Total Other Investments	194,024	—	—	194,024
Total Investments	$6,053,839	$303,330,989	$1,459,383	$310,844,211

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
15
Invesco Income Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$255,248
Derivatives not subject to master netting agreements	(255,248)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(61,224)
Derivatives not subject to master netting agreements	61,224
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$559,630
Change in Net Unrealized Appreciation:
Futures contracts	253,107
Total	$812,737
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$98,058,965

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,521.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
16
Invesco Income Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$22,752,546	$76,243,247	$98,995,793
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $23,236,981 and $24,785,910, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,421,211
Aggregate unrealized (depreciation) of investments	(10,230,420)
Net unrealized appreciation (depreciation) of investments	$(4,809,209)
Cost of investments for tax purposes is $315,653,420.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,020,241	$7,166,298	2,006,510	$13,934,095
Class C	317,047	2,220,280	269,146	1,867,490
Class R	91,872	645,344	215,037	1,492,666
Class Y	582,987	4,118,640	305,238	2,116,943
Investor Class	40,954	287,938	61,695	428,474
Class R5	1,636	11,498	2,198	15,229
Class R6	12,404	87,054	60,461	418,916
Issued as reinvestment of dividends:
Class A	759,291	5,340,243	1,645,284	11,393,498
Class C	15,485	109,055	26,316	182,375
Class R	18,288	128,784	35,076	242,996
Class Y	16,252	114,441	35,341	244,809
Investor Class	44,007	309,872	101,017	700,472
Class R5	1,495	10,528	3,013	20,882
Class R6	1,847	13,005	53,488	367,522
Automatic conversion of Class C shares to Class A shares:
Class A	31,310	220,426	72,705	503,534
Class C	(31,285)	(220,426)	(72,638)	(503,534)
Reacquired:
Class A	(2,098,308)	(14,723,393)	(4,918,178)	(34,014,090)
Class C	(119,384)	(838,213)	(138,568)	(960,727)
Class R	(48,606)	(340,565)	(236,935)	(1,637,132)
Class Y	(119,497)	(839,932)	(461,578)	(3,197,752)
Investor Class	(185,454)	(1,302,334)	(291,832)	(2,021,814)
Class R5	(76)	(535)	(4,854)	(33,602)
Class R6	(101)	(707)	(12,111,278)	(82,913,992)
Net increase (decrease) in share activity	352,405	$2,517,301	(13,343,336)	$(91,352,742)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17
Invesco Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.   The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period.  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s investments in securitized assets negatively impacted Fund’s five year performance relative to its peers. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other
18
Invesco Income Fund

performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
Invesco Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Income Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
INC-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Real Estate Fund
Nasdaq:
A: IARAX ■ C: IARCX ■ R: IARRX ■ Y: IARYX ■ Investor: REINX ■ R5: IARIX ■ R6: IARFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Proxy Results
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.25%
Apartments –8.82%
AvalonBay Communities, Inc.(b)	110,337	$21,609,501
Equity Residential	290,989	19,240,193
UDR, Inc.(b)	556,585	22,024,069
		62,873,763
Data Centers –9.90%
Digital Realty Trust, Inc.	232,446	38,967,247
Equinix, Inc.	40,236	31,633,141
		70,600,388
Diversified–2.73%
W.P. Carey, Inc.	290,028	19,460,879
Free Standing –4.12%
Agree Realty Corp.	146,974	10,690,889
Essential Properties Realty Trust, Inc.(b)	597,126	18,701,986
		29,392,875
Gaming REITs–2.85%
Gaming and Leisure Properties, Inc.	422,569	20,287,538
Health Care–15.83%
American Healthcare REIT, Inc.(b)	298,098	12,755,614
CareTrust REIT, Inc.	325,871	11,213,221
Omega Healthcare Investors, Inc.	395,462	16,834,817
Ventas, Inc.	93,892	6,392,167
Welltower, Inc.	390,174	65,658,481
		112,854,300
Industrial–11.20%
EastGroup Properties, Inc.(b)	81,056	13,743,855
First Industrial Realty Trust, Inc.	376,840	19,821,784
Prologis, Inc.	288,970	32,879,007
Rexford Industrial Realty, Inc.(b)	323,881	13,411,912
		79,856,558
Infrastructure REITs–14.34%
American Tower Corp.	349,136	71,171,374
Crown Castle, Inc.	313,080	31,038,751
		102,210,125
Lodging Resorts–2.37%
Hilton Worldwide Holdings, Inc.	34,232	9,450,085
Host Hotels & Resorts, Inc.	432,798	7,448,453
		16,898,538
Office–2.48%
Cousins Properties, Inc.	124,959	3,685,041
Vornado Realty Trust(b)	368,950	14,031,168
		17,716,209
Regional Malls–3.24%
Simon Property Group, Inc.	128,035	23,130,803
Shares		Value
Self Storage–5.89%
CubeSmart	252,516	$10,332,955
Extra Space Storage, Inc.	220,579	31,670,733
		42,003,688
Shopping Centers–4.48%
Brixmor Property Group, Inc.	646,713	18,101,497
Regency Centers Corp.	46,613	3,379,442
Tanger, Inc.(b)	305,409	10,438,880
		31,919,819
Single Family Homes–4.04%
American Homes 4 Rent, Class A	370,269	13,263,036
Invitation Homes, Inc.	496,111	15,523,313
		28,786,349
Specialty–6.02%
Iron Mountain, Inc.	302,760	27,953,831
Lamar Advertising Co., Class A(b)	62,314	7,929,456
Outfront Media, Inc.	376,144	7,026,370
		42,909,657
Timber REITs–1.94%
Weyerhaeuser Co.	533,799	13,809,380
Total Common Stocks & Other Equity Interests (Cost $546,844,242)		714,710,869
Money Market Funds–0.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(c)(d)	674,080	674,080
Invesco Treasury Portfolio, Institutional Class, 4.17%(c)(d)	1,254,623	1,254,623
Total Money Market Funds (Cost $1,928,703)		1,928,703
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.52% (Cost $548,772,945)		716,639,572
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.18%
Invesco Private Government Fund, 4.28%(c)(d)(e)	10,251,546	10,251,546
Invesco Private Prime Fund, 4.46%(c)(d)(e)	26,678,185	26,686,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,935,499)		36,937,735
TOTAL INVESTMENTS IN SECURITIES–105.70% (Cost $585,708,444)		753,577,307
OTHER ASSETS LESS LIABILITIES–(5.70)%		(40,623,429)
NET ASSETS–100.00%		$712,953,878
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at August 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,503,533	$24,973,884	$(26,803,337)	$-	$-	$674,080	$31,929
Invesco Treasury Portfolio, Institutional Class	4,657,305	46,380,070	(49,782,752)	-	-	1,254,623	58,724
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,754,113	90,577,889	(87,080,456)	-	-	10,251,546	166,817*
Invesco Private Prime Fund	17,582,725	229,339,126	(220,236,614)	2,236	(1,284)	26,686,189	454,700*
Total	$31,497,676	$391,270,969	$(383,903,159)	$2,236	$(1,284)	$38,866,438	$712,170

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Real Estate Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $546,844,242)*	$714,710,869
Investments in affiliated money market funds, at value (Cost $38,864,202)	38,866,438
Foreign currencies, at value and cost	261
Receivable for:
Investments sold	1,544,358
Fund shares sold	284,890
Dividends	399,805
Investment for trustee deferred compensation and retirement plans	338,055
Other assets	94,301
Total assets	756,238,977
Liabilities:
Payable for:
Investments purchased	1,509,295
Dividends	1,615
Fund shares reacquired	3,006,625
Collateral upon return of securities loaned	36,935,499
Accrued fees to affiliates	591,945
Accrued trustees’ and officers’ fees and benefits	11,878
Accrued other operating expenses	878,766
Trustee deferred compensation and retirement plans	349,476
Total liabilities	43,285,099
Net assets applicable to shares outstanding	$712,953,878
Net assets consist of:
Shares of beneficial interest	$542,977,913
Distributable earnings	169,975,965
$712,953,878
Net Assets:
Class A	$443,586,191
Class C	$12,810,816
Class R	$67,922,194
Class Y	$65,432,177
Investor Class	$16,959,208
Class R5	$28,177,910
Class R6	$78,065,382
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	26,151,616
Class C	761,076
Class R	3,996,133
Class Y	3,861,748
Investor Class	1,003,436
Class R5	1,663,874
Class R6	4,609,559
Class A:
Net asset value per share	$16.96
Maximum offering price per share (Net asset value of $16.96 ÷ 94.50%)	$17.95
Class C:
Net asset value and offering price per share	$16.83
Class R:
Net asset value and offering price per share	$17.00
Class Y:
Net asset value and offering price per share	$16.94
Investor Class:
Net asset value and offering price per share	$16.90
Class R5:
Net asset value and offering price per share	$16.94
Class R6:
Net asset value and offering price per share	$16.94

*	At August 31, 2025, securities with an aggregate value of $36,200,548 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Real Estate Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $(504))	$13,271,196
Dividends from affiliated money market funds (includes net securities lending income of $15,198)	105,851
Total investment income	13,377,047
Expenses:
Advisory fees	2,817,424
Administrative services fees	55,299
Custodian fees	3,964
Distribution fees:
Class A	568,153
Class C	67,259
Class R	173,698
Investor Class	17,178
Transfer agent fees — A, C, R, Y and Investor	753,472
Transfer agent fees — R5	19,551
Transfer agent fees — R6	18,727
Trustees’ and officers’ fees and benefits	13,779
Registration and filing fees	54,492
Reports to shareholders	1,052,700
Professional services fees	131,171
Other	11,358
Total expenses	5,758,225
Less: Fees waived and/or expense offset arrangement(s)	(22,497)
Net expenses	5,735,728
Net investment income	7,641,319
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,384,482
Affiliated investment securities	(1,284)
5,383,198
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(38,153,411)
Affiliated investment securities	2,236
Foreign currencies	133
(38,151,042)
Net realized and unrealized gain (loss)	(32,767,844)
Net increase (decrease) in net assets resulting from operations	$(25,126,525)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Real Estate Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$7,641,319	$17,655,885
Net realized gain	5,383,198	31,111,617
Change in net unrealized appreciation (depreciation)	(38,151,042)	59,091,248
Net increase (decrease) in net assets resulting from operations	(25,126,525)	107,858,750
Distributions to shareholders from distributable earnings:
Class A	(4,496,687)	(21,804,007)
Class C	(79,295)	(619,486)
Class R	(587,232)	(3,042,415)
Class Y	(753,430)	(3,868,875)
Investor Class	(177,765)	(939,169)
Class R5	(488,235)	(3,988,817)
Class R6	(1,110,755)	(7,564,483)
Total distributions from distributable earnings	(7,693,399)	(41,827,252)
Share transactions–net:
Class A	(33,360,948)	(69,795,505)
Class C	(1,347,742)	(5,371,560)
Class R	(3,435,216)	(8,895,714)
Class Y	(6,839,889)	(28,231,463)
Investor Class	(1,403,745)	(3,989,837)
Class R5	(40,182,444)	(52,515,548)
Class R6	(21,570,630)	(98,405,358)
Net increase (decrease) in net assets resulting from share transactions	(108,140,614)	(267,204,985)
Net increase (decrease) in net assets	(140,960,538)	(201,173,487)
Net assets:
Beginning of period	853,914,416	1,055,087,903
End of period	$712,953,878	$853,914,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$17.63	$0.17	$(0.68)	$(0.51)	$(0.16)	$—	$—	$(0.16)	$16.96	(2.86)%	$443,586	1.57%(d)	1.58%(d)	1.94%(d)	34%
Year ended 02/28/25	16.51	0.30	1.56	1.86	(0.39)	(0.35)	—	(0.74)	17.63	11.41	496,149	1.27	1.28	1.71	63
Year ended 02/29/24	16.96	0.36	(0.26)	0.10	(0.35)	(0.20)	—	(0.55)	16.51	0.71	531,718	1.25	1.26	2.23	62
Year ended 02/28/23	21.15	0.25	(2.67)	(2.42)	(0.17)	(1.60)	—	(1.77)	16.96	(11.57)	649,570	1.24	1.24	1.30	42
Year ended 02/28/22	18.67	0.10	3.73	3.83	(0.21)	(1.11)	(0.03)	(1.35)	21.15	20.12	834,552	1.23	1.23	0.45	59
Year ended 02/28/21	20.72	0.17	(0.89)	(0.72)	(0.28)	(1.05)	—	(1.33)	18.67	(2.59)	804,058	1.28	1.28	0.98	156
Class C
Six months ended 08/31/25	17.50	0.10	(0.67)	(0.57)	(0.10)	—	—	(0.10)	16.83	(3.26)	12,811	2.32 (d)	2.33 (d)	1.19 (d)	34
Year ended 02/28/25	16.39	0.16	1.56	1.72	(0.26)	(0.35)	—	(0.61)	17.50	10.58	14,730	2.02	2.03	0.96	63
Year ended 02/29/24	16.83	0.24	(0.26)	(0.02)	(0.22)	(0.20)	—	(0.42)	16.39	(0.02)	19,047	2.00	2.01	1.48	62
Year ended 02/28/23	20.99	0.11	(2.66)	(2.55)	(0.01)	(1.60)	—	(1.61)	16.83	(12.21)	24,619	1.99	1.99	0.55	42
Year ended 02/28/22	18.53	(0.07)	3.71	3.64	(0.04)	(1.11)	(0.03)	(1.18)	20.99	19.25	37,459	1.98	1.98	(0.30)	59
Year ended 02/28/21	20.56	0.04	(0.88)	(0.84)	(0.14)	(1.05)	—	(1.19)	18.53	(3.33)	38,752	2.03	2.03	0.23	156
Class R
Six months ended 08/31/25	17.67	0.14	(0.67)	(0.53)	(0.14)	—	—	(0.14)	17.00	(2.97)	67,922	1.82 (d)	1.83 (d)	1.69 (d)	34
Year ended 02/28/25	16.54	0.25	1.58	1.83	(0.35)	(0.35)	—	(0.70)	17.67	11.18	74,239	1.52	1.53	1.46	63
Year ended 02/29/24	17.00	0.32	(0.27)	0.05	(0.31)	(0.20)	—	(0.51)	16.54	0.39	78,002	1.50	1.51	1.98	62
Year ended 02/28/23	21.18	0.21	(2.67)	(2.46)	(0.12)	(1.60)	—	(1.72)	17.00	(11.73)	92,226	1.49	1.49	1.05	42
Year ended 02/28/22	18.70	0.04	3.73	3.77	(0.15)	(1.11)	(0.03)	(1.29)	21.18	19.79	114,999	1.48	1.48	0.20	59
Year ended 02/28/21	20.74	0.13	(0.89)	(0.76)	(0.23)	(1.05)	—	(1.28)	18.70	(2.81)	103,667	1.53	1.53	0.73	156
Class Y
Six months ended 08/31/25	17.61	0.19	(0.67)	(0.48)	(0.19)	—	—	(0.19)	16.94	(2.74)	65,432	1.32 (d)	1.33 (d)	2.19 (d)	34
Year ended 02/28/25	16.49	0.34	1.56	1.90	(0.43)	(0.35)	—	(0.78)	17.61	11.71	75,144	1.02	1.03	1.96	63
Year ended 02/29/24	16.95	0.40	(0.27)	0.13	(0.39)	(0.20)	—	(0.59)	16.49	0.91	97,481	1.00	1.01	2.48	62
Year ended 02/28/23	21.14	0.31	(2.68)	(2.37)	(0.22)	(1.60)	—	(1.82)	16.95	(11.34)	214,673	0.98	0.98	1.56	42
Year ended 02/28/22	18.66	0.15	3.73	3.88	(0.26)	(1.11)	(0.03)	(1.40)	21.14	20.43	296,638	0.98	0.98	0.70	59
Year ended 02/28/21	20.71	0.22	(0.90)	(0.68)	(0.32)	(1.05)	—	(1.37)	18.66	(2.33)	256,699	1.03	1.03	1.23	156
Investor Class
Six months ended 08/31/25	17.57	0.17	(0.67)	(0.50)	(0.17)	—	—	(0.17)	16.90	(2.85)(e)	16,959	1.51 (d)(e)	1.52 (d)(e)	2.00 (d)(e)	34
Year ended 02/28/25	16.45	0.31	1.56	1.87	(0.40)	(0.35)	—	(0.75)	17.57	11.49 (e)	19,099	1.20 (e)	1.21 (e)	1.78 (e)	63
Year ended 02/29/24	16.90	0.37	(0.27)	0.10	(0.35)	(0.20)	—	(0.55)	16.45	0.72 (e)	21,797	1.20 (e)	1.21 (e)	2.28 (e)	62
Year ended 02/28/23	21.08	0.25	(2.66)	(2.41)	(0.17)	(1.60)	—	(1.77)	16.90	(11.53)	26,616	1.24	1.24	1.30	42
Year ended 02/28/22	18.61	0.11	3.71	3.82	(0.21)	(1.11)	(0.03)	(1.35)	21.08	20.17 (e)	33,026	1.16 (e)	1.16 (e)	0.52 (e)	59
Year ended 02/28/21	20.65	0.18	(0.89)	(0.71)	(0.28)	(1.05)	—	(1.33)	18.61	(2.53)(e)	27,546	1.23 (e)	1.23 (e)	1.03 (e)	156
Class R5
Six months ended 08/31/25	17.61	0.20	(0.67)	(0.47)	(0.20)	—	—	(0.20)	16.94	(2.67)	28,178	1.19 (d)	1.19 (d)	2.32 (d)	34
Year ended 02/28/25	16.49	0.35	1.58	1.93	(0.46)	(0.35)	—	(0.81)	17.61	11.85	71,034	0.91	0.91	2.07	63
Year ended 02/29/24	16.95	0.43	(0.28)	0.15	(0.41)	(0.20)	—	(0.61)	16.49	1.05	114,645	0.87	0.87	2.61	62
Year ended 02/28/23	21.14	0.33	(2.68)	(2.35)	(0.24)	(1.60)	—	(1.84)	16.95	(11.22)	198,456	0.87	0.87	1.67	42
Year ended 02/28/22	18.66	0.18	3.73	3.91	(0.29)	(1.11)	(0.03)	(1.43)	21.14	20.58	283,546	0.86	0.86	0.82	59
Year ended 02/28/21	20.71	0.25	(0.91)	(0.66)	(0.34)	(1.05)	—	(1.39)	18.66	(2.22)	247,114	0.87	0.87	1.39	156
Class R6
Six months ended 08/31/25	17.60	0.20	(0.66)	(0.46)	(0.20)	—	—	(0.20)	16.94	(2.59)	78,065	1.13 (d)	1.13 (d)	2.38 (d)	34
Year ended 02/28/25	16.49	0.37	1.56	1.93	(0.47)	(0.35)	—	(0.82)	17.60	11.87	103,519	0.84	0.84	2.14	63
Year ended 02/29/24	16.95	0.44	(0.28)	0.16	(0.42)	(0.20)	—	(0.62)	16.49	1.12	192,398	0.80	0.80	2.68	62
Year ended 02/28/23	21.14	0.34	(2.68)	(2.34)	(0.25)	(1.60)	—	(1.85)	16.95	(11.16)	259,893	0.81	0.81	1.73	42
Year ended 02/28/22	18.66	0.20	3.72	3.92	(0.30)	(1.11)	(0.03)	(1.44)	21.14	20.67	341,500	0.78	0.78	0.90	59
Year ended 02/28/21	20.71	0.26	(0.90)	(0.64)	(0.36)	(1.05)	—	(1.41)	18.66	(2.13)	318,936	0.79	0.79	1.47	156

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $630,639,314 and sold of $40,029,958 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco Oppenheimer Real Estate Fund into the Fund.

(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.19%, 0.18%, 0.20%, 0.18% and
0.20% for the six months ended August 31, 2025 and the years ended February 28, 2025, February 29, 2024, February 28, 2022 and February 28, 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Real Estate Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Real Estate Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Real Estate Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
9
Invesco Real Estate Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2025, the Fund paid the Adviser $1,058 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
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Invesco Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.74%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $2,666.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and at the annual rate of 0.50% of the average daily net assets of Class R shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $16,491 in front-end sales commissions from the sale of Class A shares and $366 and $120 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended August 31, 2025, the Fund incurred $28,707 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
11
Invesco Real Estate Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$714,710,869	$—	$—	$714,710,869
Money Market Funds	1,928,703	36,937,735	—	38,866,438
Total Investments	$716,639,572	$36,937,735	$—	$753,577,307
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,831.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of February 28, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $258,036,935 and $357,309,020, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$165,463,366
Aggregate unrealized (depreciation) of investments	(9,755,471)
Net unrealized appreciation of investments	$155,707,895
Cost of investments for tax purposes is $597,869,412.
12
Invesco Real Estate Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	912,676	$15,348,132	2,051,463	$35,298,155
Class C	40,529	675,658	217,910	3,838,415
Class R	285,007	4,804,452	685,819	11,754,769
Class Y	268,735	4,524,148	1,075,110	18,221,494
Investor Class	13,546	224,422	53,827	900,882
Class R5	216,104	3,646,829	759,919	12,949,970
Class R6	812,176	13,702,494	1,740,542	29,586,391
Issued as reinvestment of dividends:
Class A	251,745	4,233,063	1,191,494	20,709,292
Class C	4,590	76,730	34,729	600,293
Class R	34,770	586,211	174,337	3,037,599
Class Y	32,351	543,189	176,044	3,052,478
Investor Class	10,065	166,968	52,246	902,724
Class R5	29,016	488,026	231,193	3,988,475
Class R6	64,870	1,088,271	431,854	7,473,576
Automatic conversion of Class C shares to Class A shares:
Class A	46,195	775,405	142,429	2,433,237
Class C	(46,532)	(775,405)	(143,447)	(2,433,237)
Reacquired:
Class A	(3,198,619)	(53,717,548)	(7,452,256)	(128,236,189)
Class C	(79,462)	(1,324,725)	(429,713)	(7,377,031)
Class R	(525,659)	(8,825,879)	(1,373,340)	(23,688,082)
Class Y	(705,640)	(11,907,226)	(2,895,106)	(49,505,435)
Investor Class	(107,238)	(1,795,135)	(344,175)	(5,793,443)
Class R5	(2,615,528)	(44,317,299)	(3,908,446)	(69,453,993)
Class R6	(2,147,891)	(36,361,395)	(7,961,018)	(135,465,325)
Net increase (decrease) in share activity	(6,404,194)	$(108,140,614)	(15,488,585)	$(267,204,985)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the FTSE NAREIT All Equity REITs Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s underperformance was driven by allocation to certain market sectors. The Board also considered that the Fund underwent a change in portfolio management in 2024, and that the chief investment officer for the Fund’s portfolio management team also changed in 2024. The Board considered that, in March, 2025, it had approved a change in the Fund’s classification from “diversified” to “non-diversified”
14
Invesco Real Estate Fund

for purposes of the 1940 Act and that such change was subsequently submitted to shareholders for approval in connection with a shareholder meeting to be held on July 10, 2025. The Board considered that as a non-diversified fund, the Fund can invest a greater percentage of its assets in a smaller number of issuers or any one issuer than a diversified fund and that it had discussed with management the potential benefits of such change on the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expenses driving total expenses relative to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the
15
Invesco Real Estate Fund

compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
16
Invesco Real Estate Fund

Proxy Results
A Special Meeting (“Meeting”) of Shareholders of Invesco Real Estate Fund (the “Fund”) was held on July 10, 2025, and was adjourned until July 31, 2025, and further adjourned until August 19, 2025.  The Meeting on August 19, 2025, was held for the following purpose:
(1). Approve changing the Fund’s sub-classification from “diversified” to “non-diversified” and the elimination of the related fundamental investment restriction.
The August 19, 2025, results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against	Votes Abstain
(1)	Approve changing the Fund’s sub-classification from “diversified” to “non-diversified” and the elimination of the related fundamental investment restriction.	15,870,806	1,605,927	2,067,979
17
Invesco Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Real Estate Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
REA-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Short Duration Inflation Protected Fund
Nasdaq:
A: LMTAX ■ A2: SHTIX ■ Y: LMTYX ■ R5: ALMIX ■ R6: SDPSX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
11	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.46%
U.S. Treasury Inflation — Indexed Bonds–27.80%(a)
U.S. Treasury Inflation - Indexed Bonds	2.38%	01/15/2027	$11,369	$11,601,766
U.S. Treasury Inflation - Indexed Bonds	1.75%	01/15/2028	10,373	10,586,223
U.S. Treasury Inflation - Indexed Bonds	3.62%	04/15/2028	14,398	15,406,454
U.S. Treasury Inflation - Indexed Bonds	2.50%	01/15/2029	9,282	9,758,072
U.S. Treasury Inflation - Indexed Bonds	3.87%	04/15/2029	16,429	18,092,182
U.S. Treasury Inflation - Indexed Bonds	1.63%	04/15/2030	22,857	23,351,638
U.S. Treasury Inflation - Indexed Bonds	0.13%	07/15/2030	23,308	22,274,570
				111,070,905
U.S. Treasury Inflation — Indexed Notes–71.66%(a)
U.S. Treasury Inflation - Indexed Notes	0.13%	10/15/2026	19,644	19,537,125
U.S. Treasury Inflation - Indexed Notes	0.38%	01/15/2027	22,133	21,986,842
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2027	19,487	19,233,881
U.S. Treasury Inflation - Indexed Notes	0.38%	07/15/2027	21,111	21,011,349
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2027	18,937	19,312,145
U.S. Treasury Inflation - Indexed Notes	0.50%	01/15/2028	21,933	21,745,553
U.S. Treasury Inflation - Indexed Notes	1.25%	04/15/2028	18,686	18,841,311
U.S. Treasury Inflation - Indexed Notes	0.75%	07/15/2028	20,339	20,335,959
U.S. Treasury Inflation - Indexed Notes	2.37%	10/15/2028	19,193	20,108,648
U.S. Treasury Inflation - Indexed Notes	0.87%	01/15/2029	20,051	20,005,203
U.S. Treasury Inflation - Indexed Notes	2.12%	04/15/2029	19,780	20,547,173
U.S. Treasury Inflation - Indexed Notes	0.25%	07/15/2029	21,731	21,186,682
U.S. Treasury Inflation - Indexed Notes	1.62%	10/15/2029	20,650	21,187,962
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2030	22,240	21,341,768
				286,381,601
Total U.S. Treasury Securities (Cost $389,397,450)				397,452,506
			Shares
Money Market Funds–0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(b)(c)			237,571	237,571
Invesco Treasury Portfolio, Institutional Class, 4.17%(b)(c)			441,202	441,202
Total Money Market Funds (Cost $678,773)				678,773
TOTAL INVESTMENTS IN SECURITIES–99.63% (Cost $390,076,223)				398,131,279
OTHER ASSETS LESS LIABILITIES–0.37%				1,484,960
NET ASSETS–100.00%				$399,616,239
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,276,408	$(10,038,837)	$-	$-	$237,571	$3,370
Invesco Treasury Portfolio, Institutional Class	-	19,084,757	(18,643,555)	-	-	441,202	6,039
Total	$-	$29,361,165	$(28,682,392)	$-	$-	$678,773	$9,409

(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Duration Inflation Protected Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $389,397,450)	$397,452,506
Investments in affiliated money market funds, at value (Cost $678,773)	678,773
Receivable for:
Fund shares sold	704,137
Dividends	95
Interest	1,447,331
Investment for trustee deferred compensation and retirement plans	85,960
Other assets	41,719
Total assets	400,410,521
Liabilities:
Payable for:
Investments purchased	477,118
Fund shares reacquired	90,471
Accrued fees to affiliates	71,224
Accrued trustees’ and officers’ fees and benefits	2,159
Accrued other operating expenses	63,472
Trustee deferred compensation and retirement plans	89,838
Total liabilities	794,282
Net assets applicable to shares outstanding	$399,616,239
Net assets consist of:
Shares of beneficial interest	$440,642,706
Distributable earnings (loss)	(41,026,467)
$399,616,239
Net Assets:
Class A	$101,978,490
Class A2	$10,240,889
Class Y	$64,808,105
Class R5	$3,496,687
Class R6	$219,092,068
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,929,241
Class A2	996,072
Class Y	6,300,154
Class R5	340,001
Class R6	21,312,099
Class A:
Net asset value per share	$10.27
Maximum offering price per share (Net asset value of $10.27 ÷ 97.50%)	$10.53
Class A2:
Net asset value per share	$10.28
Maximum offering price per share (Net asset value of $10.28 ÷ 99.00%)	$10.38
Class Y:
Net asset value and offering price per share	$10.29
Class R5:
Net asset value and offering price per share	$10.28
Class R6:
Net asset value and offering price per share	$10.28
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Duration Inflation Protected Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Treasury Inflation-Protected Securities inflation adjustments	$11,322,814
Dividends from affiliated money market funds	9,409
Total investment income	11,332,223
Expenses:
Advisory fees	393,546
Administrative services fees	27,430
Custodian fees	2,242
Distribution fees:
Class A	127,875
Class A2	7,800
Transfer agent fees — A, A2, and Y	95,548
Transfer agent fees — R5	1,416
Transfer agent fees — R6	32,553
Trustees’ and officers’ fees and benefits	11,867
Registration and filing fees	37,507
Licensing fees	39,837
Reports to shareholders	12,870
Professional services fees	21,154
Other	7,147
Total expenses	818,792
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(93,131)
Net expenses	725,661
Net investment income	10,606,562
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(146,334)
Change in net unrealized appreciation of unaffiliated investment securities	4,040,747
Net realized and unrealized gain	3,894,413
Net increase in net assets resulting from operations	$14,500,975
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Duration Inflation Protected Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$10,606,562	$14,786,835
Net realized gain (loss)	(146,334)	(6,880,580)
Change in net unrealized appreciation	4,040,747	17,241,694
Net increase in net assets resulting from operations	14,500,975	25,147,949
Distributions to shareholders from distributable earnings:
Class A	(1,640,402)	(2,975,658)
Class A2	(171,606)	(299,125)
Class Y	(867,370)	(1,111,604)
Class R5	(63,060)	(267,693)
Class R6	(3,818,702)	(6,764,135)
Total distributions from distributable earnings	(6,561,140)	(11,418,215)
Share transactions–net:
Class A	(2,786,832)	(24,992,457)
Class A2	(264,990)	(1,079,018)
Class Y	23,508,645	(1,052,840)
Class R5	(308,465)	(17,383,315)
Class R6	(5,684,889)	(31,497,224)
Net increase (decrease) in net assets resulting from share transactions	14,463,469	(76,004,854)
Net increase (decrease) in net assets	22,403,304	(62,275,120)
Net assets:
Beginning of period	377,212,935	439,488,055
End of period	$399,616,239	$377,212,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Duration Inflation Protected Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$10.07	$0.27	$0.09	$0.36	$(0.16)	$—	$(0.16)	$10.27	3.65%	$101,978	0.55%(d)	0.64%(d)	5.21%(d)	21%
Year ended 02/28/25	9.74	0.35	0.25	0.60	(0.27)	—	(0.27)	10.07	6.25	102,740	0.55	0.66	3.53	46
Year ended 02/29/24	9.67	0.31	0.05	0.36	(0.27)	(0.02)	(0.29)	9.74	3.79	123,910	0.55	0.68	3.22	36
Year ended 02/28/23	10.87	0.50	(0.99)	(0.49)	(0.64)	(0.07)	(0.71)	9.67	(4.66)	185,876	0.55	0.64	4.95	52
Year ended 02/28/22	10.82	0.57	(0.07)	0.50	(0.45)	—	(0.45)	10.87	4.65	126,718	0.55	0.61	5.23	53
Year ended 02/28/21	10.43	0.09	0.40	0.49	(0.09)	(0.01)	(0.10)	10.82	4.76	76,073	0.55	0.67	0.87	49
Class A2
Six months ended 08/31/25	10.08	0.27	0.10	0.37	(0.17)	—	(0.17)	10.28	3.70	10,241	0.45 (d)	0.54 (d)	5.31 (d)	21
Year ended 02/28/25	9.75	0.36	0.25	0.61	(0.28)	—	(0.28)	10.08	6.35	10,301	0.45	0.56	3.63	46
Year ended 02/29/24	9.68	0.32	0.05	0.37	(0.28)	(0.02)	(0.30)	9.75	3.90	11,023	0.45	0.58	3.32	36
Year ended 02/28/23	10.88	0.51	(0.99)	(0.48)	(0.65)	(0.07)	(0.72)	9.68	(4.56)	11,739	0.45	0.54	5.05	52
Year ended 02/28/22	10.84	0.59	(0.09)	0.50	(0.46)	—	(0.46)	10.88	4.66	13,778	0.45	0.51	5.33	53
Year ended 02/28/21	10.45	0.10	0.40	0.50	(0.09)	(0.02)	(0.11)	10.84	4.86	15,618	0.45	0.57	0.97	49
Class Y
Six months ended 08/31/25	10.08	0.28	0.11	0.39	(0.18)	—	(0.18)	10.29	3.88	64,808	0.30 (d)	0.39 (d)	5.46 (d)	21
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	40,093	0.30	0.41	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	39,865	0.30	0.43	3.47	36
Year ended 02/28/23	10.89	0.53	(1.01)	(0.48)	(0.66)	(0.07)	(0.73)	9.68	(4.49)	87,930	0.30	0.39	5.20	52
Year ended 02/28/22	10.84	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.89	4.91	100,465	0.30	0.36	5.48	53
Year ended 02/28/21	10.45	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.84	5.02	33,512	0.30	0.42	1.12	49
Class R5
Six months ended 08/31/25	10.08	0.28	0.10	0.38	(0.18)	—	(0.18)	10.28	3.78	3,497	0.30 (d)	0.36 (d)	5.46 (d)	21
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	3,734	0.30	0.37	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	20,557	0.30	0.36	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	33,939	0.30	0.30	5.20	52
Year ended 02/28/22	10.83	0.60	(0.07)	0.53	(0.48)	—	(0.48)	10.88	4.91	28,283	0.30	0.34	5.48	53
Year ended 02/28/21	10.44	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.83	5.02	4,640	0.30	0.34	1.12	49
Class R6
Six months ended 08/31/25	10.08	0.28	0.10	0.38	(0.18)	—	(0.18)	10.28	3.78	219,092	0.30 (d)	0.31 (d)	5.46 (d)	21
Year ended 02/28/25	9.75	0.37	0.26	0.63	(0.30)	—	(0.30)	10.08	6.51	220,345	0.30	0.32	3.78	46
Year ended 02/29/24	9.68	0.34	0.05	0.39	(0.30)	(0.02)	(0.32)	9.75	4.05	244,133	0.30	0.34	3.47	36
Year ended 02/28/23	10.88	0.53	(1.00)	(0.47)	(0.66)	(0.07)	(0.73)	9.68	(4.41)	295,467	0.30	0.30	5.20	52
Year ended 02/28/22	10.84	0.61	(0.09)	0.52	(0.48)	—	(0.48)	10.88	4.84	322,282	0.28	0.28	5.50	53
Year ended 02/28/21	10.45	0.12	0.40	0.52	(0.11)	(0.02)	(0.13)	10.84	5.05	391,051	0.27	0.27	1.15	49

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Duration Inflation Protected Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Duration Inflation Protected Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
The Fund currently consists of five different classes of shares: Class A, Class A2, Class Y, Class R5 and Class R6. Class A2 shares are closed to new investors. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class Y, Class R5 and Class R6 shares are sold at net asset value.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.  Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt securities are subject to interest rate and credit risks.  In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall.  Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics.  Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
7
Invesco Short Duration Inflation Protected Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
J.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.200%
Over $500 million	0.175%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.20%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
The Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $334 and reimbursed class level expenses of $47,950, $4,877, $25,521, $1,071 and $11,660 of Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
8
Invesco Short Duration Inflation Protected Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $2,082 and $60 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $3,330 and $0 from Class A and Class A2 shares, respectively, for CDSC was imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$397,452,506	$—	$397,452,506
Money Market Funds	678,773	—	—	678,773
Total Investments	$678,773	$397,452,506	$—	$398,131,279
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,718.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
9
Invesco Short Duration Inflation Protected Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,975,572	$42,404,487	$49,380,059
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of long-term U.S. government obligations (other than short-term securities and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $83,528,544 and $118,196,705, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,429,070
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$1,429,070
Cost of investments for tax purposes is $396,702,209.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,014,611	$10,251,620	1,449,409	$14,301,604
Class A2	6,796	69,098	5,827	57,730
Class Y	2,818,966	28,526,055	2,008,722	19,952,124
Class R5	13,700	138,756	70,611	697,974
Class R6	1,098,563	11,091,725	4,154,223	41,524,341
Issued as reinvestment of dividends:
Class A	133,124	1,339,873	247,229	2,440,840
Class A2	15,048	151,599	26,878	265,681
Class Y	66,582	671,150	82,600	816,247
Class R5	3,062	30,852	9,231	90,937
Class R6	376,792	3,796,168	681,127	6,729,040
Reacquired:
Class A	(1,422,898)	(14,378,325)	(4,219,138)	(41,734,901)
Class A2	(47,846)	(485,687)	(141,631)	(1,402,429)
Class Y	(561,520)	(5,688,560)	(2,203,242)	(21,821,211)
Class R5	(47,100)	(478,073)	(1,819,000)	(18,172,226)
Class R6	(2,028,339)	(20,572,782)	(8,022,165)	(79,750,605)
Net increase (decrease) in share activity	1,439,541	$14,463,469	(7,669,319)	$(76,004,854)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

10
Invesco Short Duration Inflation Protected Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Short Duration Inflation Protected Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund generally seeks to replicate the risk and return of the Index by generally investing in the components of the Index, and that the Fund’s performance will typically lag the Index due to fees and may differ from the peers in its Broadridge performance universe, which
11
Invesco Short Duration Inflation Protected Fund

may not seek to replicate the performance of a benchmark index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades
12
Invesco Short Duration Inflation Protected Fund

through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
13
Invesco Short Duration Inflation Protected Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14
Invesco Short Duration Inflation Protected Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SDIP-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco Short Term Bond Fund
Nasdaq:
A: STBAX ■ C: STBCX ■ R: STBRX ■ Y: STBYX ■ R5: ISTBX ■ R6: ISTFX

2	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
33	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–66.23%
Aerospace & Defense–1.17%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$1,534,000	$1,552,165
Boeing Co. (The),
6.26%, 05/01/2027(c)	780,000	802,989
6.30%, 05/01/2029	1,130,000	1,200,475
L3Harris Technologies, Inc., 5.40%, 01/15/2027	3,577,000	3,634,972
Lockheed Martin Corp.,
4.15%, 08/15/2028	2,013,000	2,024,155
4.50%, 02/15/2029	1,247,000	1,265,283
4.40%, 08/15/2030	1,728,000	1,742,535
RTX Corp.,
5.00%, 02/27/2026	548,000	549,370
5.75%, 11/08/2026	4,412,000	4,486,572
5.75%, 01/15/2029	1,179,000	1,238,252
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	899,597
6.38%, 03/01/2029(b)	4,621,000	4,736,909
		24,133,274
Agricultural & Farm Machinery–0.62%
AGCO Corp., 5.45%, 03/21/2027	1,345,000	1,363,224
CNH Industrial Capital LLC,
5.45%, 10/14/2025(c)	2,424,000	2,426,241
4.75%, 03/21/2028	781,000	789,976
Imperial Brands Finance PLC (United Kingdom), 4.50%, 06/30/2028(b)	3,751,000	3,776,058
John Deere Capital Corp.,
5.15%, 09/08/2026(c)	1,043,000	1,055,703
4.90%, 03/03/2028	479,000	490,430
4.38%, 10/15/2030(c)	2,849,000	2,873,154
		12,774,786
Agricultural Products & Services–0.28%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030(c)	5,755,000	5,787,976
Air Freight & Logistics–0.06%
United Parcel Service, Inc., 4.65%, 10/15/2030(c)	1,275,000	1,303,646
Apparel Retail–0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	472,000	443,078
Application Software–0.84%
Cadence Design Systems, Inc., 4.30%, 09/10/2029	2,161,000	2,177,376
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)(c)	928,000	951,065
Intuit, Inc.,
5.25%, 09/15/2026(c)	2,649,000	2,677,583
5.13%, 09/15/2028(c)	4,207,000	4,347,799
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)(c)	345,000	358,332
Principal Amount		Value
Application Software–(continued)
Roper Technologies, Inc.,
4.25%, 09/15/2028	$1,031,000	$1,035,129
4.50%, 10/15/2029	1,524,000	1,537,096
4.45%, 09/15/2030	1,087,000	1,089,730
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	737,000	737,748
Synopsys, Inc., 4.85%, 04/01/2030	2,343,000	2,390,568
		17,302,426
Asset Management & Custody Banks–0.41%
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	435,000	437,331
Bank of New York Mellon Corp. (The),
4.44%, 06/09/2028(d)	2,103,000	2,116,776
5.04% (SOFR + 0.68%), 06/09/2028(e)	3,782,000	3,794,246
4.98%, 03/14/2030(d)	902,000	927,241
Citadel L.P., 6.00%, 01/23/2030(b)(c)	349,000	363,764
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	883,000	886,787
		8,526,145
Automobile Manufacturers–5.05%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)(c)	4,950,000	4,910,801
American Honda Finance Corp., 5.80%, 10/03/2025	6,130,000	6,136,349
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)(c)	1,645,000	1,649,603
4.30%, 08/12/2027(b)(c)	2,949,000	2,954,373
4.95%, 01/13/2028(b)	794,000	805,553
Ford Motor Credit Co. LLC,
7.31% (SOFR + 2.95%), 03/06/2026(e)	2,578,000	2,597,464
5.85%, 05/17/2027	6,384,000	6,450,716
5.92%, 03/20/2028	1,671,000	1,696,376
6.80%, 11/07/2028	1,998,000	2,080,179
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	9,116,000	9,175,663
4.69%, 07/08/2030	11,606,000	11,717,805
Hyundai Capital America,
5.65%, 06/26/2026(b)	1,243,000	1,255,758
5.30%, 03/19/2027(b)(c)	2,565,000	2,600,438
4.88%, 06/23/2027(b)(c)	5,215,000	5,262,271
5.00%, 01/07/2028(b)(c)	6,583,000	6,674,813
5.60%, 03/30/2028(b)(c)	719,000	740,376
5.30%, 01/08/2030(b)	2,047,000	2,108,805
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,243,000	2,289,314
PACCAR Financial Corp., 4.25%, 06/23/2027	7,553,000	7,602,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Term Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp.,
5.60%, 09/11/2025	$6,330,000	$6,331,751
4.55%, 08/07/2026	5,014,000	5,036,582
4.55%, 08/09/2029	1,033,000	1,051,145
Volkswagen Group of America Finance LLC (Germany),
5.80%, 09/12/2025(b)	5,577,000	5,578,793
5.40%, 03/20/2026(b)	5,296,000	5,321,276
4.90%, 08/14/2026(b)	2,354,000	2,367,291
		104,396,374
Automotive Parts & Equipment–0.72%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)(c)	3,786,000	3,788,835
5.11% (SOFR + 0.71%), 08/11/2027(b)(e)	9,952,000	9,986,073
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	373,000	386,743
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)	744,000	762,147
		14,923,798
Automotive Retail–0.43%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	6,000,000	5,949,335
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	2,793,000	2,840,528
		8,789,863
Biotechnology–0.13%
AbbVie, Inc., 4.80%, 03/15/2027	2,682,000	2,710,658
Building Products–0.26%
Amrize Finance US LLC,
4.60%, 04/07/2027(b)	3,494,000	3,513,519
4.95%, 04/07/2030(b)	495,000	505,424
Lennox International, Inc., 5.50%, 09/15/2028	1,324,000	1,372,289
		5,391,232
Cable & Satellite–0.17%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	3,526,000	3,580,749
Cargo Ground Transportation–0.72%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	1,507,000	1,518,627
5.35%, 01/12/2027(b)(c)	907,000	918,050
6.05%, 08/01/2028(b)	1,011,000	1,058,255
5.25%, 02/01/2030(b)(c)	7,877,000	8,130,558
Ryder System, Inc.,
5.30%, 03/15/2027	2,242,000	2,275,095
4.90%, 12/01/2029	985,000	1,006,454
		14,907,039
Principal Amount		Value
Commercial & Residential Mortgage Finance–0.14%
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	$2,190,000	$2,241,874
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	710,000	731,034
		2,972,908
Construction Machinery & Heavy Transportation Equipment– 0.49%
Caterpillar Financial Services Corp., 4.50%, 01/07/2027	3,392,000	3,418,685
Cummins, Inc., 4.25%, 05/09/2028	2,112,000	2,129,815
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	2,357,000	2,418,295
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030(c)	2,158,000	2,208,416
		10,175,211
Construction Materials–0.13%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)(c)	2,735,000	2,766,904
Consumer Electronics–0.79%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	15,058,975
5.63%, 04/24/2029(b)	1,284,000	1,337,503
		16,396,478
Consumer Finance–1.30%
American Express Co.,
5.65%, 04/23/2027(c)(d)	2,877,000	2,900,742
4.73%, 04/25/2029(d)	5,968,000	6,066,799
5.65% (SOFR + 1.26%), 04/25/2029(e)	1,677,000	1,701,136
4.35%, 07/20/2029(d)	3,572,000	3,591,027
5.20% (SOFR + 0.81%), 07/20/2029(e)	5,324,000	5,335,422
Capital One Financial Corp., 7.15%, 10/29/2027(c)(d)	1,466,000	1,511,102
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	3,614,000	3,618,923
5.40%, 04/06/2026	345,000	346,681
SLM Corp., 6.50%, 01/31/2030	1,302,000	1,363,660
Synchrony Financial, 5.02%, 07/29/2029(d)	388,000	390,840
		26,826,332
Consumer Staples Merchandise Retail–0.23%
Walmart, Inc., 4.10%, 04/28/2027	4,795,000	4,819,580
Distillers & Vintners–0.01%
Constellation Brands, Inc., 4.80%, 05/01/2030	249,000	252,935
Distributors–0.19%
Genuine Parts Co.,
6.50%, 11/01/2028	1,669,000	1,777,808
4.95%, 08/15/2029	2,094,000	2,138,378
		3,916,186
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–15.64%
Banco Santander S.A. (Spain), 6.53%, 11/07/2027(d)	$400,000	$410,121
Bank of America Corp.,
5.08%, 01/20/2027(c)(d)	2,549,000	2,555,241
4.98%, 01/24/2029(d)	8,056,000	8,200,366
4.62%, 05/09/2029(d)	2,010,000	2,032,966
5.51% (SOFR + 1.11%), 05/09/2029(c)(e)	5,852,000	5,920,263
5.41% (SOFR + 1.01%), 01/24/2031(c)(e)	1,720,000	1,720,803
Bank of Montreal (Canada), 5.26% (SOFR + 0.86%), 01/27/2029(c)(e)	3,720,000	3,733,894
Bank of New York Mellon (The), 4.73%, 04/20/2029(d)	1,093,000	1,111,219
Banque Federative du Credit Mutuel (France),
4.59%, 10/16/2028(b)	4,723,000	4,767,522
5.38% (SOFR + 0.99%), 10/16/2028(b)(e)	9,643,000	9,686,911
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(d)	4,322,000	4,412,855
5.09%, 02/25/2029(d)	2,240,000	2,276,749
4.48%, 11/11/2029(d)	3,612,000	3,619,119
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(c)(d)	2,487,000	2,511,057
5.83% (SOFR + 1.43%), 05/09/2029(b)(e)	4,153,000	4,203,105
Citibank N.A.,
5.49%, 12/04/2026(c)	2,660,000	2,703,046
5.12% (SOFR + 0.71%), 11/19/2027(e)	6,806,000	6,820,109
Citigroup, Inc.,
5.61%, 09/29/2026(c)(d)	3,650,000	3,652,676
4.64%, 05/07/2028(d)	4,644,000	4,670,513
5.55% (SOFR + 1.14%), 05/07/2028(e)	3,770,000	3,796,677
4.79%, 03/04/2029(d)	7,562,000	7,661,973
4.54%, 09/19/2030(d)	2,899,000	2,913,250
5.87% (SOFR + 1.46%), 05/07/2031(e)	1,693,000	1,721,364
Comerica, Inc., 5.98%, 01/30/2030(c)(d)	564,000	585,274
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(d)	2,848,000	2,912,662
5.59% (SOFR + 1.21%), 01/10/2029(e)	1,208,000	1,212,613
Fifth Third Bancorp, 6.34%, 07/27/2029(d)	341,000	360,004
Fifth Third Bank N.A.,
4.97%, 01/28/2028(c)(d)	2,480,000	2,507,024
5.18% (SOFR + 0.81%), 01/28/2028(e)	3,432,000	3,431,808
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	6,953,000	6,985,572
Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
7.34%, 11/03/2026(d)	$3,152,000	$3,166,432
5.89%, 08/14/2027(d)	2,200,000	2,230,184
5.13%, 11/19/2028(d)	7,042,000	7,157,831
5.45% (SOFR + 1.04%), 11/19/2028(e)	4,369,000	4,390,330
4.90%, 03/03/2029(d)	4,251,000	4,312,525
5.44% (SOFR + 1.03%), 03/03/2029(e)	5,583,000	5,606,701
5.69% (SOFR + 1.29%), 11/19/2030(e)	4,991,000	5,028,080
5.97% (SOFR + 1.57%), 05/13/2031(e)	4,754,000	4,839,442
HSBC USA, Inc.,
5.29%, 03/04/2027(c)	5,115,000	5,207,995
4.65%, 06/03/2028(c)	2,238,000	2,270,120
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(d)	3,481,000	3,540,663
JPMorgan Chase & Co.,
6.07%, 10/22/2027(d)	3,795,000	3,870,662
5.04%, 01/23/2028(d)	3,692,000	3,731,793
5.57%, 04/22/2028(d)	2,111,000	2,156,560
4.98%, 07/22/2028(d)	6,817,000	6,916,256
4.51%, 10/22/2028(d)	4,137,000	4,165,045
4.92%, 01/24/2029(d)	806,000	820,457
5.19% (SOFR + 0.80%), 01/24/2029(e)	3,043,000	3,051,680
6.09%, 10/23/2029(d)	2,067,000	2,181,024
KeyBank N.A.,
4.70%, 01/26/2026	1,588,000	1,588,627
5.85%, 11/15/2027(c)	1,773,000	1,829,273
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(d)	2,191,000	2,222,177
5.46%, 01/05/2028(d)	4,456,000	4,521,084
5.47% (SOFR + 1.06%), 11/26/2028(e)	6,394,000	6,437,141
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	2,767,000	2,769,217
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.87% (SOFR + 1.48%), 04/24/2031(e)	1,928,000	1,965,099
Mizuho Financial Group, Inc. (Japan), 5.63% (SOFR + 1.25%), 07/08/2031(c)(e)	2,980,000	3,005,913
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(d)	2,414,000	2,416,632
4.95%, 01/14/2028(d)	3,683,000	3,718,231
5.50%, 05/26/2028(d)	4,664,000	4,768,632
4.97%, 07/14/2028(c)(d)	3,993,000	4,049,498
5.02%, 01/12/2029(d)	1,075,000	1,093,615
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(d)	2,180,000	2,190,410
5.13% (SOFR + 0.77%), 07/06/2028(e)	5,265,000	5,281,507
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	2,489,000	2,544,328
NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(d)	2,199,000	2,210,859
5.58%, 03/01/2028(d)	2,764,000	2,816,098
5.52%, 09/30/2028(d)	1,900,000	1,947,296
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)(c)	$946,000	$966,942
PNC Bank N.A.,
4.54%, 05/13/2027(c)(d)	5,551,000	5,560,894
4.43%, 07/21/2028(c)(d)	5,883,000	5,906,280
5.09% (SOFR + 0.73%), 07/21/2028(c)(e)	3,440,000	3,446,458
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	2,631,000	2,697,587
5.58%, 06/12/2029(d)	2,450,000	2,541,919
Royal Bank of Canada (Canada),
4.97%, 01/24/2029(c)(d)	7,328,000	7,464,317
5.22% (SOFR + 0.83%), 01/24/2029(e)	3,611,000	3,620,906
5.43% (SOFR + 1.03%), 02/04/2031(e)	7,485,000	7,493,178
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	2,091,000	2,101,242
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,202,000	2,233,970
6.75%, 02/08/2028(b)(d)	2,169,000	2,239,388
5.55%, 01/21/2029(b)(d)	3,733,000	3,827,651
5.63% (SOFR + 1.24%), 01/21/2029(b)(e)	2,490,000	2,506,391
Truist Bank,
4.42%, 07/24/2028(d)	3,961,000	3,973,690
5.14% (SOFR + 0.77%), 07/24/2028(e)	5,178,000	5,181,033
U.S. Bancorp,
5.73%, 10/21/2026(d)	3,231,000	3,235,998
6.79%, 10/26/2027(d)	7,282,000	7,486,466
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	1,304,000	1,333,959
4.97%, 04/23/2029(d)	3,727,000	3,798,183
5.57%, 07/25/2029(d)	1,271,000	1,317,846
6.30%, 10/23/2029(d)	1,420,000	1,505,484
7.63%(c)(d)(f)	1,385,000	1,482,667
		323,038,622
Diversified Capital Markets–0.48%
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	5,625,000	5,649,119
6.25%, 09/22/2029(b)(d)	4,088,000	4,316,346
		9,965,465
Diversified Chemicals–0.14%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	2,930,000	2,964,735
Diversified Financial Services–2.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	5,061,000	5,173,495
5.75%, 06/06/2028	1,438,000	1,492,442
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)(c)	2,534,000	2,560,736
6.38%, 05/04/2028(b)	2,351,000	2,459,848
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	15,783,000	16,025,269
Principal Amount		Value
Diversified Financial Services–(continued)
Goldman Sachs Private Credit Corp.,
5.88%, 05/06/2028(b)	$420,000	$426,723
6.25%, 05/06/2030(b)	420,000	430,317
LPL Holdings, Inc.,
5.70%, 05/20/2027	859,000	875,957
4.90%, 04/03/2028	3,080,000	3,120,844
6.75%, 11/17/2028	908,000	972,292
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	11,240,000	11,246,259
		44,784,182
Diversified Metals & Mining–0.21%
Glencore Funding LLC (Australia),
5.44% (SOFR + 1.06%), 04/04/2027(b)(e)	1,316,000	1,323,603
4.91%, 04/01/2028(b)	684,000	695,661
5.19%, 04/01/2030(b)	928,000	954,312
Rio Tinto Finance (USA) PLC (Australia), 4.88%, 03/14/2030	1,384,000	1,419,601
		4,393,177
Diversified Support Services–0.23%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	2,115,000	2,240,663
5.04%, 03/25/2030(b)	2,184,000	2,228,250
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	222,377
		4,691,290
Electric Utilities–4.01%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,275,000	1,365,996
Capital Power (US Holdings), Inc. (Canada), 5.26%, 06/01/2028(b)	2,789,000	2,837,813
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028(c)	992,000	1,024,188
4.80%, 03/15/2030	1,535,000	1,573,073
Consolidated Edison Co. of New York, Inc., 4.93% (SOFR + 0.52%), 11/18/2027(e)	3,189,000	3,201,599
Duke Energy Corp.,
5.00%, 12/08/2025	1,792,000	1,794,543
4.85%, 01/05/2027(c)	3,372,000	3,403,110
5.00%, 12/08/2027	526,000	536,082
4.85%, 01/05/2029(c)	777,000	792,133
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)(c)	2,126,000	2,131,560
Exelon Corp., 5.13%, 03/15/2031(c)	2,637,000	2,724,187
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	479,000	483,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Term Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026(c)	$2,851,000	$2,895,527
5.20% (SOFR + 0.80%), 02/05/2027(e)	4,415,000	4,441,243
4.12%, 09/16/2027	3,939,000	3,950,349
4.85%, 02/07/2029	1,412,000	1,446,319
Series D, 4.15%, 08/25/2028	7,323,000	7,351,376
NextEra Energy Capital Holdings, Inc.,
4.95%, 01/29/2026	5,306,000	5,317,191
4.69%, 09/01/2027	6,197,000	6,258,087
4.85%, 02/04/2028(c)	2,201,000	2,238,395
6.38%, 08/15/2055(d)	2,910,000	3,007,139
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)(c)	2,794,000	2,807,784
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027(b)	4,668,000	4,702,051
4.65%, 11/01/2029	1,862,000	1,894,833
PacifiCorp, 5.10%, 02/15/2029	902,000	924,402
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	704,000	714,866
5.15%, 05/15/2030(c)	1,125,000	1,158,117
PSEG Power LLC, 5.20%, 05/15/2030(b)	2,057,000	2,117,538
Public Service Co. of New Hampshire, 4.40%, 07/01/2028	3,427,000	3,464,526
Southern Co. (The),
5.15%, 10/06/2025(c)	789,000	789,274
Series B, 4.00%, 01/15/2051(d)	1,625,000	1,621,406
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	430,000	440,779
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	1,421,000	1,432,416
5.63%, 02/15/2027(b)	1,500,000	1,501,545
Xcel Energy, Inc., 4.75%, 03/21/2028	444,000	449,664
		82,792,444
Electrical Components & Equipment–0.81%
EnerSys, 4.38%, 12/15/2027(b)(c)	337,000	331,383
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	1,019,000	1,030,124
Regal Rexnord Corp.,
6.05%, 02/15/2026	3,730,000	3,746,197
6.05%, 04/15/2028	1,791,000	1,854,984
Vertiv Group Corp., 4.13%, 11/15/2028(b)	9,900,000	9,671,499
		16,634,187
Electronic Equipment & Instruments–0.13%
Keysight Technologies, Inc., 5.35%, 07/30/2030	2,647,000	2,750,920
Environmental & Facilities Services–0.32%
Veralto Corp.,
5.50%, 09/18/2026(c)	4,555,000	4,603,706
5.35%, 09/18/2028	1,851,000	1,912,521
		6,516,227
Principal Amount		Value
Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.35%, 06/28/2028	$324,000	$334,432
Forest Products–0.03%
Georgia-Pacific LLC, 4.40%, 06/30/2028(b)	660,000	666,172
Gas Utilities–0.09%
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	1,068,000	1,083,798
Southwest Gas Corp., 5.45%, 03/23/2028	659,000	678,473
		1,762,271
Health Care Distributors–0.22%
Cardinal Health, Inc., 4.50%, 09/15/2030	738,000	739,617
McKesson Corp., 4.65%, 05/30/2030	3,803,000	3,869,808
		4,609,425
Health Care Equipment–0.61%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	1,230,000	1,251,008
Stryker Corp.,
4.55%, 02/10/2027(c)	4,932,000	4,975,733
4.70%, 02/10/2028	6,206,000	6,300,004
		12,526,745
Health Care REITs–0.11%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	2,218,000	2,250,993
Health Care Services–0.61%
CVS Health Corp.,
5.00%, 01/30/2029	994,000	1,013,240
7.00%, 03/10/2055(d)	6,860,000	7,159,151
HCA, Inc., 5.00%, 03/01/2028(c)	929,000	946,014
Icon Investments Six DAC,
5.81%, 05/08/2027	1,855,000	1,894,395
5.85%, 05/08/2029	1,536,000	1,606,928
		12,619,728
Health Care Supplies–0.26%
Solventum Corp., 5.45%, 02/25/2027	5,310,000	5,413,413
Hotels, Resorts & Cruise Lines–0.49%
Carnival Corp., 5.75%, 03/15/2030(b)(c)	4,662,000	4,782,405
Marriott International, Inc.,
4.20%, 07/15/2027(c)	3,256,000	3,262,334
4.80%, 03/15/2030(c)	2,013,000	2,047,029
		10,091,768
Housewares & Specialties–0.05%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	950,000	939,293
Industrial Conglomerates–0.07%
Siemens Funding B.V. (Germany), 4.60%, 05/28/2030(b)	1,400,000	1,425,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Term Bond Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–0.14%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	$1,224,000	$1,245,531
Nordson Corp., 5.60%, 09/15/2028	680,000	705,448
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	855,000	873,350
		2,824,329
Industrial REITs–0.03%
LXP Industrial Trust, 6.75%, 11/15/2028	584,000	621,752
Insurance Brokers–0.11%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027(c)	2,326,000	2,348,215
Integrated Oil & Gas–0.45%
Occidental Petroleum Corp.,
5.00%, 08/01/2027	3,287,000	3,321,589
5.20%, 08/01/2029	796,000	806,757
Saudi Arabian Oil Co. (Saudi Arabia), 4.75%, 06/02/2030(b)	5,022,000	5,107,162
		9,235,508
Integrated Telecommunication Services–1.27%
AT&T, Inc., 4.70%, 08/15/2030(c)	6,647,000	6,750,469
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(b)	9,091,000	9,057,667
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	2,257,000	2,292,601
5.69% (SOFR + 1.31%), 07/16/2030(b)(e)	1,729,000	1,766,860
TELUS Corp. (Canada), 6.63%, 10/15/2055(c)(d)	4,496,000	4,575,237
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,626,000	1,732,162
		26,174,996
Interactive Home Entertainment–0.23%
Roblox Corp., 3.88%, 05/01/2030(b)	4,950,000	4,710,218
Interactive Media & Services–0.25%
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	611,000	622,508
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029(c)	4,700,000	4,468,690
		5,091,198
Investment Banking & Brokerage–2.44%
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028(b)	3,844,000	3,893,153
Charles Schwab Corp. (The), 5.88%, 08/24/2026	7,038,000	7,143,537
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
5.17% (SOFR + 0.81%), 03/09/2027(e)	$4,457,000	$4,464,318
5.18% (SOFR + 0.82%), 09/10/2027(e)	361,000	361,758
4.94%, 04/23/2028(d)	2,766,000	2,795,466
5.68% (SOFR + 1.29%), 04/23/2028(e)	6,238,000	6,299,754
5.48% (SOFR + 1.08%), 01/28/2031(c)(e)	7,182,000	7,192,684
Series W, 7.50%(c)(d)(f)	10,381,000	11,033,664
Morgan Stanley,
5.05%, 01/28/2027(c)(d)	1,373,000	1,376,673
5.65%, 04/13/2028(c)(d)	1,390,000	1,420,156
4.99%, 04/12/2029(d)	3,549,000	3,615,393
5.45%, 07/20/2029(d)	701,000	723,816
		50,320,372
IT Consulting & Other Services–0.56%
International Business Machines Corp., 4.80%, 02/10/2030(c)	11,197,000	11,480,022
Leisure Facilities–0.08%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)(c)	1,649,000	1,672,012
Life & Health Insurance–4.47%
American National Global Funding, 5.55%, 01/28/2030(b)	1,021,000	1,052,838
Athene Global Funding,
5.62%, 05/08/2026(b)	5,034,000	5,074,980
4.86%, 08/27/2026(b)	5,714,000	5,744,389
5.52%, 03/25/2027(b)	2,008,000	2,043,256
Corebridge Global Funding,
5.67% (SOFR + 1.30%), 09/25/2026(b)(e)	3,459,000	3,485,549
4.65%, 08/20/2027(b)	3,093,000	3,125,073
5.90%, 09/19/2028(b)	1,308,000	1,369,228
5.20%, 01/12/2029(b)	1,015,000	1,044,316
5.20%, 06/24/2029(b)	1,880,000	1,937,419
Equitable America Global Funding, 4.65%, 06/09/2028(b)	3,933,000	3,973,189
GA Global Funding Trust,
4.40%, 09/23/2027(b)	4,047,000	4,056,615
5.50%, 01/08/2029(b)	1,685,000	1,741,230
Jackson National Life Global Funding,
5.50%, 01/09/2026(b)	3,312,000	3,322,749
4.70%, 06/05/2028(b)(c)	2,177,000	2,203,750
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	6,261,000	6,326,525
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	4,446,000	4,519,861
New York Life Global Funding,
4.15%, 07/25/2028(b)	9,490,000	9,525,023
5.05% (SOFR + 0.66%), 07/25/2028(b)(e)	9,490,000	9,527,583
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	2,314,000	2,350,970
Pacific Life Global Funding II,
5.50%, 08/28/2026(b)	5,005,000	5,076,631
4.50%, 08/28/2029(b)	5,606,000	5,654,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Term Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Pricoa Global Funding I,
5.55%, 08/28/2026(b)	$2,054,000	$2,082,183
4.40%, 08/27/2027(b)	2,940,000	2,961,225
Principal Life Global Funding II, 5.00%, 01/16/2027(b)	975,000	986,232
Protective Life Global Funding, 5.37%, 01/06/2026(b)(c)	3,187,000	3,197,258
		92,382,639
Managed Health Care–0.41%
Elevance Health, Inc., 5.35%, 10/15/2025	2,881,000	2,881,644
Humana, Inc., 5.75%, 12/01/2028	1,030,000	1,074,082
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	1,266,000	1,267,039
4.75%, 07/15/2026	3,171,000	3,188,024
		8,410,789
Multi-Family Residential REITs–0.36%
Camden Property Trust, 5.85%, 11/03/2026(c)	7,282,000	7,417,519
Multi-Utilities–0.45%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	2,165,000	2,181,032
DTE Energy Co., 4.95%, 07/01/2027(c)	848,000	859,855
NiSource, Inc., 5.25%, 03/30/2028(c)	323,000	331,982
Sempra,
6.63%, 04/01/2055(c)(d)	1,500,000	1,507,910
6.38%, 04/01/2056(d)	1,628,000	1,641,881
WEC Energy Group, Inc.,
5.00%, 09/27/2025	2,005,000	2,005,123
5.15%, 10/01/2027	660,000	672,801
		9,200,584
Office REITs–0.28%
Brandywine Operating Partnership L.P., 8.30%, 03/15/2028(c)	4,768,000	5,073,734
Office Properties Income Trust, 9.00%, 09/30/2029(b)	1,069,000	735,589
		5,809,323
Oil & Gas Exploration & Production–0.86%
Diamondback Energy, Inc.,
5.20%, 04/18/2027(c)	1,180,000	1,198,275
5.15%, 01/30/2030	1,122,000	1,153,038
EOG Resources, Inc., 4.40%, 07/15/2028	663,000	669,616
EQT Corp., 6.50%, 07/01/2027(b)	9,953,000	10,176,167
Pioneer Natural Resources Co., 5.10%, 03/29/2026(c)	346,000	347,565
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	2,829,286	2,909,038
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	1,346,000	1,396,444
		17,850,143
Oil & Gas Storage & Transportation–2.53%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	527,000	533,470
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$3,012,000	$3,070,908
5.50%, 06/01/2027	8,053,000	8,192,995
6.10%, 12/01/2028	1,049,000	1,103,863
6.50%, 02/15/2056(d)	4,921,000	4,901,227
Series H, 6.50%(d)(f)	175,000	176,075
Enterprise Products Operating LLC, 4.30%, 06/20/2028(c)	3,309,000	3,335,217
Kinder Morgan, Inc.,
5.10%, 08/01/2029	2,369,000	2,435,610
5.15%, 06/01/2030	1,082,000	1,113,050
MPLX L.P., 4.80%, 02/15/2031	2,237,000	2,239,358
ONEOK, Inc.,
5.85%, 01/15/2026	1,555,000	1,560,800
5.55%, 11/01/2026	1,396,000	1,412,857
Plains All American Pipeline L.P., Series B, 8.58% (3 mo. Term SOFR + 4.37%)(e)(f)	4,776,000	4,789,674
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	4,297,000	4,335,749
5.03%, 10/01/2029	1,403,000	1,420,971
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	6,355,000	6,849,780
Williams Cos., Inc. (The),
5.30%, 08/15/2028(c)	2,917,000	3,010,332
4.80%, 11/15/2029	1,751,000	1,782,953
		52,264,889
Packaged Foods & Meats–0.93%
General Mills, Inc., 5.50%, 10/17/2028(c)	1,347,000	1,401,668
Mars, Inc.,
4.45%, 03/01/2027(b)(c)	6,754,000	6,797,027
4.60%, 03/01/2028(b)	7,289,000	7,381,069
4.80%, 03/01/2030(b)	2,734,000	2,787,068
The Campbell’s Company, 5.20%, 03/19/2027	749,000	760,956
		19,127,788
Paper & Plastic Packaging Products & Materials–0.17%
Berry Global, Inc., 4.88%, 07/15/2026(b)	875,000	874,433
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	2,500,000	2,635,132
		3,509,565
Passenger Airlines–0.81%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	1,173,840	1,126,831
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	375,000	375,980
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	206,447	199,208
Delta Air Lines, Inc.,
4.95%, 07/10/2028	7,766,000	7,866,336
5.25%, 07/10/2030	2,458,000	2,508,227
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	952,707	951,633
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Term Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	$1,245,299	$1,242,699
Series 2020-1, Class A, 5.88%, 10/15/2027	1,407,253	1,441,724
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,117,000	1,114,039
		16,826,677
Pharmaceuticals–1.13%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(c)	2,380,000	2,409,118
Bristol-Myers Squibb Co., 4.90%, 02/22/2027(c)	519,000	525,644
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,860,000	1,860,489
4.38%, 10/15/2030(b)	9,136,000	9,127,802
Johnson & Johnson, 4.50%, 03/01/2027	7,443,000	7,518,957
Zoetis, Inc., 4.15%, 08/17/2028(c)	1,790,000	1,794,825
		23,236,835
Rail Transportation–0.35%
TTX Co., 5.50%, 09/25/2026(b)	7,110,000	7,196,432
Real Estate Development–0.47%
Essential Properties L.P., 2.95%, 07/15/2031	4,821,000	4,339,981
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028(c)	4,864,000	5,408,401
		9,748,382
Regional Banks–0.27%
Huntington Bancshares, Inc., 6.21%, 08/21/2029(d)	998,000	1,051,948
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	2,304,000	2,330,497
Zions Bancorp. N.A., 4.70%, 08/18/2028(d)	2,279,000	2,288,016
		5,670,461
Reinsurance–0.24%
RGA Global Funding, 4.35%, 08/25/2028(b)	5,014,000	5,029,701
Research & Consulting Services–0.04%
Verisk Analytics, Inc., 4.50%, 08/15/2030(c)	732,000	735,373
Restaurants–0.83%
McDonald’s Corp.,
4.60%, 05/15/2030	3,895,000	3,964,544
4.40%, 02/12/2031	7,370,000	7,397,574
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	5,565,000	5,873,089
		17,235,207
Retail REITs–0.03%
Realty Income Corp., 5.05%, 01/13/2026	595,000	595,055
Principal Amount		Value
Self-Storage REITs–0.40%
Extra Space Storage L.P., 5.70%, 04/01/2028	$695,000	$718,216
Public Storage Operating Co., 5.06% (SOFR + 0.70%), 04/16/2027(e)	7,421,000	7,448,431
		8,166,647
Semiconductors–0.92%
Broadcom, Inc.,
5.05%, 07/12/2027(c)	2,731,000	2,774,533
4.15%, 02/15/2028	4,002,000	4,007,773
4.60%, 07/15/2030(c)	7,674,000	7,750,077
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	1,050,000	1,108,649
5.50%, 01/25/2031(b)	3,165,000	3,288,827
		18,929,859
Soft Drinks & Non-alcoholic Beverages–0.61%
Keurig Dr Pepper, Inc.,
4.98% (SOFR + 0.58%), 11/15/2026(e)	7,962,000	7,964,443
4.35%, 05/15/2028	442,000	441,642
PepsiCo, Inc., 4.30%, 07/23/2030	4,263,000	4,291,111
		12,697,196
Sovereign Debt–0.65%
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,618,918
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,882,234
		13,501,152
Specialized Consumer Services–0.11%
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(b)	2,265,000	2,307,851
Specialty Chemicals–0.62%
OCP S.A. (Morocco), 6.10%, 04/30/2030(b)	1,149,000	1,185,287
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	7,636,000	7,671,434
4.50%, 08/15/2030(c)	1,392,000	1,400,366
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	2,500,000	2,555,322
		12,812,409
Steel–0.45%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,073,000	2,163,787
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	1,500,000	1,499,240
6.88%, 11/01/2029(b)	1,950,000	1,981,880
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,207,451
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	1,415,000	1,452,423
		9,304,781
Systems Software–0.08%
Oracle Corp., 5.80%, 11/10/2025	1,629,000	1,632,799
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Term Bond Fund

Principal Amount		Value
Tobacco–0.75%
Altria Group, Inc., 4.88%, 02/04/2028	$2,038,000	$2,069,681
Philip Morris International, Inc.,
5.00%, 11/17/2025	1,925,000	1,926,964
4.75%, 02/12/2027	3,271,000	3,301,865
4.38%, 11/01/2027	4,150,000	4,181,953
5.13%, 11/17/2027(c)	1,016,000	1,037,940
4.13%, 04/28/2028(c)	1,349,000	1,352,361
5.25%, 09/07/2028	1,561,000	1,613,386
		15,484,150
Trading Companies & Distributors–0.16%
Air Lease Corp., Series B, 4.65%(c)(d)(f)	1,351,000	1,339,557
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)(c)	1,993,000	2,052,110
		3,391,667
Transaction & Payment Processing Services–0.39%
Fiserv, Inc.,
5.15%, 03/15/2027(c)	5,222,000	5,290,286
4.55%, 02/15/2031	2,705,000	2,705,557
		7,995,843
Wireless Telecommunication Services–0.04%
T-Mobile USA, Inc., 4.95%, 03/15/2028(c)	829,000	844,744
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,350,737,060)		1,368,063,392

Asset-Backed Securities–25.80%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	4,509,000	4,511,520
ALA Trust, Series 2025-OANA, Class B, 6.21% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(e)	6,200,000	6,243,916
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	349,957	341,202
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,468,797	1,393,283
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	651,027	624,641
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	2,205,237	1,900,918
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	8,733,191	7,612,847
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(g)	5,479,149	5,155,027
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(g)	3,811,609	3,850,400
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)(g)	3,185,648	3,202,271
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(g)	4,883,125	4,932,786
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	$19,000,000	$19,135,759
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,079,835
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,443,341
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,886,982
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 5.31% (3 mo. Term SOFR + 0.99%), 04/23/2035(b)(e)	535,000	535,453
Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	2,452,000	2,452,689
Series 2021-3A, Class AR, 5.38% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(e)	705,000	706,122
Series 2021-4A, Class A1R, 5.53% (3 mo. Term SOFR + 1.20%), 10/20/2034(b)(e)	895,000	896,138
Series 2021-6A, Class A1R, 5.42% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(e)	1,210,000	1,212,349
Series 2022-1A, Class A1, 5.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,554,000	2,557,287
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.46%, 05/25/2034(g)	8,411	8,155
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	4,332,958	3,896,753
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	5,196,645	4,445,349
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	72,156	68,756
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	159,116	152,058
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(h)	16,605,226	163,679
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	5,262,000	5,264,626
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	540,717	527,228
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(g)	4,936,000	5,079,604
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.40% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	1,523,000	1,523,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Term Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.33% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	$2,961,966	$2,961,900
Series 2021-VOLT, Class A, 5.18% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	6,360,357	6,352,324
Series 2021-VOLT, Class B, 5.43% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	10,971,978	10,941,472
Series 2021-VOLT, Class C, 5.58% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	2,707,875	2,698,795
Series 2021-VOLT, Class D, 6.13% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	6,262,505	6,246,690
BX Trust,
Series 2021-LGCY, Class A, 4.98% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(e)	25,000,000	24,928,150
Series 2022-LBA6, Class A, 5.36% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,551,422
Series 2022-LBA6, Class B, 5.66% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,436,445
Series 2022-LBA6, Class C, 5.96% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,835,512
Series 2025-VLT6, Class A, 5.81% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	4,055,000	4,057,218
Series 2025-VLT6, Class B, 6.26% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	2,870,000	2,872,816
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,440,480
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.03%, 11/13/2050(h)	6,828,415	91,788
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.26% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	2,532,026	2,529,241
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	13,275,000	12,827,863
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	40,595	38,913
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	1,314,584	1,198,949
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.88%, 01/25/2036(g)	166,170	154,297
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(h)	18,081,499	306,923
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(g)	$24,879	$23,519
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	282,266	270,667
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	4,968,797	4,065,777
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	4,151,721	3,761,458
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,090,400	2,827,168
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(g)	3,211,655	3,082,447
Series 2022-5, Class A1, 4.55%, 04/25/2067(b)(g)	10,836,999	10,929,080
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	128,401	128,631
Series 2005-J4, Class A7, 5.50%, 11/25/2035	234,779	193,302
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(g)	2,207,197	2,122,603
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(g)	10,301,543	9,391,892
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	622,606	566,989
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	3,212,331	2,889,067
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	3,789,935	3,687,806
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	4,488,140	4,474,837
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	3,590,000	3,617,561
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	27,028	26,900
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	849,404	745,709
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	3,143,509	2,783,021
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(g)	4,437,745	4,425,102
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	847,403	851,723
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	744,057
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,490,000	1,503,914
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	7,332,616	6,595,208
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,545,277	1,389,871
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	5,654,000	5,646,090
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Term Bond Fund

Principal Amount		Value

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	$5,507,791	$5,598,849
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(g)	985,908	963,700
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)(g)	489,072	470,344
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(g)	2,366,485	2,418,740
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)(g)	1,754,659	1,773,628
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.30% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(e)	1,680,000	1,678,960
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.48% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	2,228,000	2,231,520
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 5.31% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(e)	6,284,000	6,285,445
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	3,989,068	3,574,545
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.01%, 07/25/2035(g)	16,658	15,723
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	537,981	532,771
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 5.83% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(e)	2,836,144	2,838,756
IP Lending IV Ltd., Series 2022- 4A, Class SNR, 6.05%, 04/28/2027(b)(i)	6,557,000	6,530,772
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(g)	3,000,000	3,062,749
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(g)	72,930	74,025
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.86%, 02/15/2048(h)	3,470,484	178
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	3,054,576	2,735,529
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	3,024,102	2,713,847
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(g)	141,165	133,134
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	5,637,424	5,089,780
Principal Amount		Value

MILE Trust,
Series 2025-STNE, Class B, 6.06% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(e)	$1,515,000	$1,518,227
Series 2025-STNE, Class C, 6.46% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(e)	1,195,000	1,198,021
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	1,524,346	1,503,890
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(h)	6,849,182	109,240
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	5,463,743	5,516,619
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	2,433,112	2,471,964
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 5.29% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(e)	3,320,000	3,321,534
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	394,764	378,774
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(g)	814,453	773,643
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	3,140,407	2,989,692
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.29% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	5,654,000	5,656,573
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	29,329	29,043
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	4,681,777	4,010,573
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,817,754	3,438,004
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)(g)	2,754,258	2,747,344
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(g)	6,198,251	6,181,516
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	2,570,602	2,570,531
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	3,504,260	3,159,799
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.13% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	3,978,000	3,979,058
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.67% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	3,874,000	3,879,912
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(g)	4,262,846	4,258,490
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(g)	4,261,573	4,331,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Term Bond Fund

Principal Amount		Value

Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	$3,117,332	$2,955,196
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,257,565	8,261,104
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,665,610
Rate Mortgage Trust, Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(g)	2,173,043	2,207,529
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.42% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	1,749,421	1,749,957
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,432	1,932
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	76,947	76,396
RR 17 Ltd., Series 2021-17A, Class A1AR, 0.00% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)(j)	8,860,000	8,866,645
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,656,405	2,632,510
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	404,521	345,838
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	513,023	464,365
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	313,984	283,744
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.40% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	4,931,000	4,936,419
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,429,442	4,099,299
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	66,921	64,108
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(g)	568,097	539,484
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	3,940,733	3,569,003
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(g)	148,368	8,225
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,117,442	3,169,799
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	2,967,575	2,972,178
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.52% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	1,582,773	1,585,321
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.42% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	2,973,344	2,974,495
Principal Amount		Value

Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	$4,298,800	$4,300,330
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,029,397
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	1,870,000	1,683,472
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,417,840	4,146,447
TierPoint Issuer LLC,
Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	1,068,167	1,070,293
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	4,388,000	4,465,322
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.46% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	4,023,674	4,035,405
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.24%, 11/15/2050(h)	8,737,425	147,668
Urbacon DC L.P., Series 2025-1A, Class A2, 4.51%, 08/25/2055(b)	5,000,000	3,657,844
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(g)	5,295,000	5,360,380
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(g)	1,995,000	2,019,980
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(g)	3,360,000	3,402,752
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(g)	1,535,409	1,380,856
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(g)	986,336	882,981
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	4,475,112	4,095,239
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	716,099	690,130
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(g)	3,060,642	2,873,170
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(g)	1,547,139	1,542,646
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	2,019,472	2,015,972
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(g)	1,688,100	1,686,803
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	521,603	502,538
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.45%, 10/25/2033(g)	56,545	54,478
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(g)	27,103	25,599
Series 2005-AR16, Class 1A1, 4.68%, 12/25/2035(g)	121,814	112,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Term Bond Fund

Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(h)	$10,571,702	$164,369
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,194,205	6,142,468
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(g)	6,916,000	7,066,184
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,135,461
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,595,200	9,045,392
Total Asset-Backed Securities (Cost $546,872,500)		532,932,714
U.S. Treasury Securities–4.15%
U.S. Treasury Bills–0.42%
3.83% - 4.12%, 05/14/2026(k)	8,953,000	8,718,014
U.S. Treasury Notes–3.73%
3.88%, 07/31/2027	46,589,900	46,786,451
3.63%, 08/15/2028	22,204,400	22,234,758
3.88%, 07/31/2030	7,962,500	8,027,817
		77,049,026
Total U.S. Treasury Securities (Cost $85,595,352)		85,767,040
Variable Rate Senior Loan Interests–0.56%(l)(m)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.85% (1 mo. Term SOFR + 2.50%), 08/30/2032	1,108,800	1,110,375
Restaurants–0.23%
Raising Cane’s Restaurants LLC, Term Loan B, 6.32% (1 mo. SOFR + 2.00%), 09/10/2031	4,650,100	4,657,377
Wireless Telecommunication Services–0.28%
X Corp.,
Term Loan B, 9.50%, 10/27/2029	5,000,000	4,923,200
Term Loan B , 10.96% (3 mo. SOFR + 6.65%), 10/27/2029	989,809	968,954
		5,892,154
Total Variable Rate Senior Loan Interests (Cost $11,826,752)		11,659,906
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.42%
Collateralized Mortgage Obligations–0.23%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(n)	$175,732	$17,727
6.50%, 02/25/2032 to 07/25/2032(n)	135,817	16,212
6.00%, 12/25/2032 to 09/25/2035(n)	341,788	40,733
5.50%, 11/25/2033 to 06/25/2035(n)	293,517	39,964
PO, 0.00%, 09/25/2032(j)	11,394	10,431
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(n)	156,722	2,655
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(n)	70,020	6,215
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(n)	15,250	1,558
3.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(n)	62,120	4,870
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(n)	30,674	3,117
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(n)	43,839	4,447
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(n)	29,023	2,319
3.34% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(n)	13,920	1,520
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(n)	86,904	9,045
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(n)	61,080	5,521
3.79% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(n)	79,961	11,740
7.00%, 04/25/2033(n)	382,885	48,954
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(n)	352,030	29,380
1.59% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(n)	197,750	15,944
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(n)	75,915	3,245
2.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(n)	72,418	4,667
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.50%, 08/25/2035(n)	$1,873,256	$191,776
2.08% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(n)	78,174	6,342
4.00%, 04/25/2041 to 08/25/2047(n)	480,121	76,472
2.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(n)	190,444	16,212
1.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(n)	438,624	52,699
4.50%, 02/25/2043(n)	112,134	13,277
5.50%, 07/25/2046(n)	519,769	68,549
1.44% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(n)	3,744,907	388,750
6.50%, 11/25/2029	18,934	19,243
5.46% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	18,999	19,181
4.96% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	9,544	9,520
4.86% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	55,629	55,164
5.50%, 04/25/2035 to 03/25/2037	977,402	1,014,376
8.20% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	43,091	51,595
7.84% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	127,713	151,349
7.84% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	18,679	20,712
4.00%, 03/25/2041	62,635	60,222
4.91% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	34,288	34,192
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.80%, 02/25/2026(h)	20,989,090	22,641
Series K735, Class X1, IO, 1.10%, 05/25/2026(h)	25,644,470	113,597
Series K093, Class X1, IO, 1.08%, 05/25/2029(h)	20,548,700	598,440
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(n)	$537,122	$9,605
2.50%, 05/15/2028(n)	166,481	3,769
4.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(n)	6	0
3.59% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(n)	52,760	3,239
3.29% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(n)	49,574	2,679
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(n)	31,126	1,896
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(n)	201,945	13,053
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(n)	40,528	2,526
2.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(n)	94,997	6,037
1.69% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(n)	119,880	5,998
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(n)	25,837	2,768
1.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(n)	23,403	2,090
1.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(n)	413,561	36,112
1.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(n)	71,380	6,669
1.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(n)	514,307	52,629
6.50%, 04/15/2028 to 06/15/2032	284,104	294,358
6.00%, 01/15/2029 to 04/15/2029	100,018	101,621
7.50%, 09/15/2029	12,923	13,254
8.00%, 03/15/2030	10,254	10,624
5.41% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	27,683	27,951
5.46% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	58,042	58,398
4.96% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,306	1,306
5.00%, 08/15/2035	669,740	691,129
4.00%, 06/15/2038	41,847	40,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(n)	$213,744	$4,556
3.15%, 12/15/2027(h)	64,919	1,602
6.50%, 02/01/2028(n)	3,514	186
7.00%, 09/01/2029(n)	40,031	3,665
7.50%, 12/15/2029(n)	20,669	2,090
6.00%, 12/15/2032(n)	20,300	2,231
		4,666,920
Federal Home Loan Mortgage Corp. (FHLMC)–0.04%
8.50%, 06/01/2026	817	819
6.50%, 07/01/2028 to 04/01/2034	26,554	27,555
7.00%, 08/01/2028 to 03/01/2035	311,206	327,985
7.50%, 01/01/2032 to 02/01/2032	140,998	146,440
5.00%, 07/01/2033 to 06/01/2034	97,867	98,458
5.50%, 09/01/2039	293,789	303,178
ARM, 6.45% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.82%), 07/01/2036(e)	3,125	3,176
7.23% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	1,435	1,482
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	5,258	5,408
		914,501
Federal National Mortgage Association (FNMA)–0.11%
7.00%, 12/01/2025 to 08/01/2036	570,520	599,817
7.50%, 02/01/2027 to 08/01/2033	318,488	327,809
6.50%, 12/01/2029 to 10/01/2035	416,057	431,669
9.00%, 01/01/2030	385	384
8.50%, 05/01/2030 to 07/01/2030	42,611	44,020
6.00%, 06/01/2030 to 03/01/2037	725,808	757,194
8.00%, 07/01/2032	26,037	26,247
5.50%, 02/01/2035 to 05/01/2036	110,276	113,365
ARM, 6.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	11,898	12,159
6.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(e)	11,206	11,585
6.73% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2038(e)	3,467	3,546
		2,327,795
Principal Amount		Value
Government National Mortgage Association (GNMA)–0.04%
7.50%, 11/15/2025 to 11/15/2026	$948	$949
7.00%, 10/15/2026 to 01/20/2030	18,476	18,722
8.50%, 07/20/2027	2,537	2,551
6.50%, 07/15/2028 to 02/15/2034	266,922	278,309
IO, 2.08% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(n)	367,167	21,027
2.18% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(n)	493,405	33,668
4.50%, 09/16/2047(n)	1,274,875	176,718
1.73% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(n)	1,395,202	182,476
		714,420
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $11,678,564)		8,623,636
Shares
Preferred Stocks–0.31%
Diversified Financial Services–0.31%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	6,342,049
Principal Amount
Agency Credit Risk Transfer Notes–0.21%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	$1,189,999	1,215,500
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	1,631,302	1,663,092
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	465,083	468,326
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	888,570	903,045
Total Agency Credit Risk Transfer Notes (Cost $4,174,954)		4,249,963
Shares
Exchange-Traded Funds–0.12%
Invesco High Yield Bond Factor ETF(o)	82,000	1,861,810
Invesco High Yield Select ETF(o)	9,000	230,850
Invesco Short Duration Total Return Bond ETF(o)	13,000	325,455
Total Exchange-Traded Funds (Cost $2,401,898)		2,418,115
Money Market Funds–2.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(o)(p)	15,955,123	15,955,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Term Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.17%(o)(p)	29,630,802	$29,630,802
Total Money Market Funds (Cost $45,585,925)		45,585,925
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,064,867,380)		2,065,642,740
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.66%
Invesco Private Government Fund, 4.28%(o)(p)(q)	43,973,120	43,973,120
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(o)(p)(q)	114,259,044	$114,293,322
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $158,257,269)		158,266,442
TOTAL INVESTMENTS IN SECURITIES–107.67% (Cost $2,223,124,649)		2,223,909,182
OTHER ASSETS LESS LIABILITIES—(7.67)%		(158,440,468)
NET ASSETS–100.00%		$2,065,468,714
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Term Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $972,017,439, which represented 47.06% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2025.

(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
August 31, 2025.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Zero coupon bond issued at a discount.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$341,423	$1,512,919	$-	$7,468	$-	$1,861,810	$55,410
Invesco High Yield Select ETF	255,199	-	(25,349)	566	434	230,850	7,263
Invesco Short Duration Total Return Bond ETF	299,952	25,020	-	483	-	325,455	7,694
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	16,391,349	140,351,579	(140,787,805)	-	-	15,955,123	194,948
Invesco Treasury Portfolio, Institutional Class	30,436,638	260,652,932	(261,458,768)	-	-	29,630,802	358,989
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,482,250	144,426,993	(137,936,123)	-	-	43,973,120	879,847*
Invesco Private Prime Fund	100,147,827	335,278,404	(321,132,923)	9,173	(9,159)	114,293,322	2,390,874*
Total	$185,354,638	$882,247,847	$(861,340,968)	$17,690	$(8,725)	$206,270,482	$3,895,025

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,639	December-2025	$967,412,709	$1,997,179	$1,997,179
U.S. Treasury Ultra Bonds	63	December-2025	7,343,438	19,912	19,912
Subtotal—Long Futures Contracts				2,017,091	2,017,091
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Term Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,764	December-2025	$(302,571,625)	$(774,836)	$(774,836)
U.S. Treasury 10 Year Notes	62	December-2025	(6,975,000)	(24,295)	(24,295)
U.S. Treasury 10 Year Ultra Notes	602	December-2025	(68,872,563)	(179,724)	(179,724)
U.S. Treasury Long Bonds	232	December-2025	(26,506,000)	46,721	46,721
Subtotal—Short Futures Contracts				(932,134)	(932,134)
Total Futures Contracts				$1,084,957	$1,084,957

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/31/2025	HSBC Bank USA	CAD	5,000,000	USD	3,645,381	$(5,538)

Abbreviations:
CAD	– Canadian Dollar
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Term Bond Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,016,879,557)*	$2,017,638,700
Investments in affiliates, at value (Cost $206,245,092)	206,270,482
Other investments:
Variation margin receivable — futures contracts	326,911
Foreign currencies, at value (Cost $59)	66
Receivable for:
Investments sold	12,877,796
Fund shares sold	1,636,709
Dividends	198,690
Interest	18,450,505
Investments matured, at value (Cost $472,938)	32,900
Principal paydowns	43
Investment for trustee deferred compensation and retirement plans	194,797
Other assets	102,347
Total assets	2,257,729,946
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	5,538
Payable for:
Investments purchased	24,275,853
Dividends	1,204,130
Fund shares reacquired	1,513,050
Amount due custodian	6,053,232
Collateral upon return of securities loaned	158,257,269
Accrued fees to affiliates	610,919
Accrued trustees’ and officers’ fees and benefits	32,681
Accrued other operating expenses	104,202
Trustee deferred compensation and retirement plans	204,358
Total liabilities	192,261,232
Net assets applicable to shares outstanding	$2,065,468,714
Net assets consist of:
Shares of beneficial interest	$2,257,521,416
Distributable earnings (loss)	(192,052,702)
$2,065,468,714
Net Assets:
Class A	$1,201,356,025
Class C	$71,094,460
Class R	$42,576,131
Class Y	$300,246,244
Class R5	$841,057
Class R6	$449,354,797
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	147,626,154
Class C	8,736,064
Class R	5,221,655
Class Y	36,879,907
Class R5	103,534
Class R6	55,167,885
Class A:
Net asset value per share	$8.14
Maximum offering price per share (Net asset value of $8.14 ÷ 97.50%)	$8.35
Class C:
Net asset value and offering price per share	$8.14
Class R:
Net asset value and offering price per share	$8.15
Class Y:
Net asset value and offering price per share	$8.14
Class R5:
Net asset value and offering price per share	$8.12
Class R6:
Net asset value and offering price per share	$8.15

*	At August 31, 2025, securities with an aggregate value of $152,849,503 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Term Bond Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$50,555,072
Dividends	228,536
Dividends from affiliates (includes net securities lending income of $99,555)	723,859
Total investment income	51,507,467
Expenses:
Advisory fees	3,255,307
Administrative services fees	145,089
Custodian fees	14,871
Distribution fees:
Class A	873,430
Class C	243,041
Class R	106,136
Transfer agent fees — A, C, R and Y	1,038,895
Transfer agent fees — R5	440
Transfer agent fees — R6	60,065
Trustees’ and officers’ fees and benefits	17,777
Registration and filing fees	83,981
Reports to shareholders	65,895
Professional services fees	35,392
Other	20,925
Total expenses	5,961,244
Less: Fees waived and/or expense offset arrangement(s)	(94,494)
Net expenses	5,866,750
Net investment income	45,640,717
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,324,753
Affiliated investment securities	(8,725)
Foreign currencies	5,788
Futures contracts	(3,714,994)
1,606,822
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,726,155
Affiliated investment securities	17,690
Foreign currencies	62
Forward foreign currency contracts	(5,538)
Futures contracts	296,347
7,034,716
Net realized and unrealized gain	8,641,538
Net increase in net assets resulting from operations	$54,282,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Term Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$45,640,717	$92,490,511
Net realized gain (loss)	1,606,822	(2,342,906)
Change in net unrealized appreciation	7,034,716	29,794,355
Net increase in net assets resulting from operations	54,282,255	119,941,960
Distributions to shareholders from distributable earnings:
Class A	(26,135,762)	(54,826,268)
Class C	(1,526,516)	(3,862,338)
Class R	(867,217)	(1,947,753)
Class Y	(7,027,084)	(16,250,677)
Class R5	(20,224)	(42,779)
Class R6	(10,288,359)	(23,329,592)
Total distributions from distributable earnings	(45,865,162)	(100,259,407)
Share transactions–net:
Class A	50,385,842	28,743,048
Class C	(5,196,363)	(18,948,691)
Class R	311,138	(1,266,485)
Class Y	(28,920,979)	5,505,943
Class R5	(184,480)	8,667
Class R6	25,184,145	(106,667,041)
Net increase (decrease) in net assets resulting from share transactions	41,579,303	(92,624,559)
Net increase (decrease) in net assets	49,996,396	(72,942,006)
Net assets:
Beginning of period	2,015,472,318	2,088,414,324
End of period	$2,065,468,714	$2,015,472,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Short Term Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/25	$8.10	$0.18	$0.04	$0.22	$(0.18)	$8.14	2.76%	$1,201,356	0.64%(d)	0.64%(d)	4.40%(d)	73%
Year ended 02/28/25	8.03	0.37	0.10	0.47	(0.40)	8.10	5.97	1,146,035	0.65	0.65	4.55	125
Year ended 02/29/24	7.98	0.35	0.07	0.42	(0.37)	8.03	5.33	1,106,368	0.65	0.65	4.40	169
Year ended 02/28/23	8.37	0.23	(0.41)	(0.18)	(0.21)	7.98	(2.13)	1,217,102	0.64	0.64	2.85	155
Year ended 02/28/22	8.68	0.13	(0.32)	(0.19)	(0.12)	8.37	(2.20)	1,407,707	0.62	0.62	1.49	141
Year ended 02/28/21	8.66	0.16	0.04	0.20	(0.18)	8.68	2.33	1,527,875	0.63	0.63	1.85	245
Class C
Six months ended 08/31/25	8.10	0.17	0.04	0.21	(0.17)	8.14	2.58	71,094	0.99 (d)	1.14 (d)	4.05 (d)	73
Year ended 02/28/25	8.03	0.34	0.10	0.44	(0.37)	8.10	5.60	76,000	1.00	1.15	4.20	125
Year ended 02/29/24	7.98	0.32	0.07	0.39	(0.34)	8.03	4.96	94,151	1.00	1.15	4.05	169
Year ended 02/28/23	8.38	0.20	(0.42)	(0.22)	(0.18)	7.98	(2.59)	120,755	0.99	1.14	2.50	155
Year ended 02/28/22	8.68	0.10	(0.31)	(0.21)	(0.09)	8.38	(2.41)	183,817	0.97	1.12	1.14	141
Year ended 02/28/21	8.66	0.13	0.03	0.16	(0.14)	8.68	1.93	237,167	0.98	0.98	1.50	245
Class R
Six months ended 08/31/25	8.12	0.17	0.03	0.20	(0.17)	8.15	2.45	42,576	0.99 (d)	0.99 (d)	4.05 (d)	73
Year ended 02/28/25	8.04	0.34	0.11	0.45	(0.37)	8.12	5.73	42,093	1.00	1.00	4.20	125
Year ended 02/29/24	8.00	0.32	0.06	0.38	(0.34)	8.04	4.83	42,921	1.00	1.00	4.05	169
Year ended 02/28/23	8.39	0.20	(0.41)	(0.21)	(0.18)	8.00	(2.46)	42,348	0.99	0.99	2.50	155
Year ended 02/28/22	8.70	0.10	(0.32)	(0.22)	(0.09)	8.39	(2.54)	45,537	0.97	0.97	1.14	141
Year ended 02/28/21	8.68	0.13	0.04	0.17	(0.15)	8.70	1.98	50,473	0.98	0.98	1.50	245
Class Y
Six months ended 08/31/25	8.11	0.19	0.03	0.22	(0.19)	8.14	2.71	300,246	0.49 (d)	0.49 (d)	4.55 (d)	73
Year ended 02/28/25	8.03	0.38	0.11	0.49	(0.41)	8.11	6.26	328,040	0.50	0.50	4.70	125
Year ended 02/29/24	7.98	0.36	0.07	0.43	(0.38)	8.03	5.49	319,439	0.50	0.50	4.55	169
Year ended 02/28/23	8.38	0.24	(0.42)	(0.18)	(0.22)	7.98	(2.10)	339,677	0.49	0.49	3.00	155
Year ended 02/28/22	8.68	0.14	(0.31)	(0.17)	(0.13)	8.38	(1.94)	583,784	0.47	0.47	1.64	141
Year ended 02/28/21	8.66	0.17	0.04	0.21	(0.19)	8.68	2.50	629,462	0.45	0.48	2.03	245
Class R5
Six months ended 08/31/25	8.09	0.19	0.03	0.22	(0.19)	8.12	2.72	841	0.46 (d)	0.46 (d)	4.58 (d)	73
Year ended 02/28/25	8.01	0.38	0.11	0.49	(0.41)	8.09	6.29	1,022	0.47	0.47	4.73	125
Year ended 02/29/24	7.96	0.36	0.07	0.43	(0.38)	8.01	5.52	1,004	0.47	0.47	4.58	169
Year ended 02/28/23	8.36	0.24	(0.42)	(0.18)	(0.22)	7.96	(2.08)	940	0.46	0.46	3.03	155
Year ended 02/28/22	8.66	0.15	(0.31)	(0.16)	(0.14)	8.36	(1.89)	705	0.41	0.41	1.70	141
Year ended 02/28/21	8.65	0.18	0.03	0.21	(0.20)	8.66	2.48	524	0.38	0.38	2.10	245
Class R6
Six months ended 08/31/25	8.11	0.19	0.04	0.23	(0.19)	8.15	2.88	449,355	0.39 (d)	0.39 (d)	4.65 (d)	73
Year ended 02/28/25	8.03	0.39	0.11	0.50	(0.42)	8.11	6.36	422,282	0.40	0.40	4.80	125
Year ended 02/29/24	7.99	0.37	0.06	0.43	(0.39)	8.03	5.46	524,531	0.40	0.40	4.65	169
Year ended 02/28/23	8.38	0.25	(0.41)	(0.16)	(0.23)	7.99	(1.88)	556,410	0.39	0.39	3.10	155
Year ended 02/28/22	8.69	0.15	(0.32)	(0.17)	(0.14)	8.38	(1.95)	598,369	0.37	0.37	1.74	141
Year ended 02/28/21	8.67	0.18	0.04	0.22	(0.20)	8.69	2.62	645,331	0.35	0.35	2.13	245

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $1,288,591,313 in connection with the acquisition of Invesco Oppenheimer Limited-Term Bond Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Short Term Bond Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Term Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
24
Invesco Short Term Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not
25
Invesco Short Term Bond Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended August 31, 2025, the Fund paid the Adviser $589 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.350%
Next $500 million	0.325%
Next $1.5 billion	0.300%
Next $2.5 billion	0.290%
Over $5 billion	0.280%
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.32%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $19,837.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the
26
Invesco Short Term Bond Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares. The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2026, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2025, 12b-1 fees incurred for Class C shares were $186,954 after fee waivers of $56,086.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI retained $40,518 in front-end sales commissions from the sale of Class A shares and $52,094 and $995 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,368,063,392	$—	$1,368,063,392
Asset-Backed Securities	—	526,401,942	6,530,772	532,932,714
U.S. Treasury Securities	—	85,767,040	—	85,767,040
Variable Rate Senior Loan Interests	—	11,659,906	—	11,659,906
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	8,623,636	—	8,623,636
Preferred Stocks	6,342,049	—	—	6,342,049
Agency Credit Risk Transfer Notes	—	4,249,963	—	4,249,963
Exchange-Traded Funds	2,418,115	—	—	2,418,115
Money Market Funds	45,585,925	158,266,442	—	203,852,367
Total Investments in Securities	54,346,089	2,163,032,321	6,530,772	2,223,909,182
Other Investments - Assets*
Investments Matured	—	32,900	—	32,900
Futures Contracts	2,063,812	—	—	2,063,812
	2,063,812	32,900	—	2,096,712
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Invesco Short Term Bond Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(978,855)	$—	$—	$(978,855)
Forward Foreign Currency Contracts	—	(5,538)	—	(5,538)
	(978,855)	(5,538)	—	(984,393)
Total Other Investments	1,084,957	27,362	—	1,112,319
Total Investments	$55,431,046	$2,163,059,683	$6,530,772	$2,225,021,501

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$2,063,812
Derivatives not subject to master netting agreements	(2,063,812)
Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(978,855)	$(978,855)
Unrealized depreciation on forward foreign currency contracts outstanding	(5,538)	—	(5,538)
Total Derivative Liabilities	(5,538)	(978,855)	(984,393)
Derivatives not subject to master netting agreements	—	978,855	978,855
Total Derivative Liabilities subject to master netting agreements	$(5,538)	$—	$(5,538)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
HSBC Bank USA	$(5,538)	$(5,538)	$—	$—	$(5,538)
Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$-	$(3,714,994)	$(3,714,994)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(5,538)	-	(5,538)
Futures contracts	-	296,347	296,347
Total	$(5,538)	$(3,418,647)	$(3,424,185)
28
Invesco Short Term Bond Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$3,650,919	$1,362,802,967

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,571.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$77,637,153	$116,586,704	$194,223,857
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $652,706,634 and $618,873,347, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$24,202,335
Aggregate unrealized (depreciation) of investments	(23,575,653)
Net unrealized appreciation of investments	$626,682
Cost of investments for tax purposes is $2,224,394,819.
29
Invesco Short Term Bond Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	21,774,539	$176,269,191	38,119,033	$307,518,796
Class C	974,462	7,876,832	1,672,539	13,499,639
Class R	556,002	4,507,005	1,407,682	11,350,343
Class Y	5,105,188	41,330,515	14,623,721	118,061,069
Class R5	35,651	288,014	56,298	452,199
Class R6	8,439,740	68,343,957	15,593,205	125,811,270
Issued as reinvestment of dividends:
Class A	2,735,675	22,177,029	5,752,280	46,368,719
Class C	165,603	1,342,716	418,933	3,375,967
Class R	104,907	851,835	236,556	1,910,799
Class Y	570,380	4,625,694	1,406,918	11,346,050
Class R5	2,468	19,965	5,245	42,210
Class R6	1,197,927	9,717,248	2,749,642	22,179,368
Automatic conversion of Class C shares to Class A shares:
Class A	682,304	5,520,610	1,654,610	13,340,142
Class C	(682,223)	(5,520,610)	(1,654,610)	(13,340,142)
Reacquired:
Class A	(18,976,674)	(153,580,988)	(41,980,335)	(338,484,609)
Class C	(1,099,142)	(8,895,301)	(2,790,793)	(22,484,155)
Class R	(622,694)	(5,047,702)	(1,797,356)	(14,527,627)
Class Y	(9,254,748)	(74,877,188)	(15,358,883)	(123,901,176)
Class R5	(60,922)	(492,459)	(60,512)	(485,742)
Class R6	(6,527,742)	(52,877,060)	(31,583,191)	(254,657,679)
Net increase (decrease) in share activity	5,120,701	$41,579,303	(11,529,018)	$(92,624,559)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30
Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Short Term Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg 1-3 Year Government/Credit Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period  (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
31
Invesco Short Term Bond Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and the “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.   Invesco
Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
32
Invesco Short Term Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
33
Invesco Short Term Bond Fund

SEC file number(s):
Invesco Distributors, Inc.
STB-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco SMA High Yield Bond Fund
Nasdaq:
SMHYX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
August 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–89.34%
Advertising–0.47%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$25,000	$25,417
7.50%, 03/15/2033(b)	25,000	25,463
		50,880
Aerospace & Defense–1.99%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	57,000	58,670
6.38%, 03/01/2029(b)	50,000	51,254
6.88%, 12/15/2030(b)	24,000	24,905
7.13%, 12/01/2031(b)	28,000	29,221
6.00%, 01/15/2033(b)	49,000	49,585
		213,635
Alternative Carriers–0.58%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	10,000	10,142
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	50,000	52,052
		62,194
Apparel Retail–0.12%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	31,290	12,669
Application Software–0.96%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	37,000	37,436
8.25%, 06/30/2032(b)	15,000	16,048
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	43,000	43,044
6.50%, 06/01/2032(b)	7,000	7,269
		103,797
Automobile Manufacturers–0.98%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	114,000	105,286
Automotive Parts & Equipment–2.61%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	75,000	77,763
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	51,000	54,108
Forvia SE (France), 8.00%, 06/15/2030(b)	40,000	42,231
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	55,000	53,695
PHINIA, Inc.,
6.75%, 04/15/2029(b)	24,000	24,804
6.63%, 10/15/2032(b)	27,000	27,752
		280,353
Automotive Retail–3.26%
Carvana Co., PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	50,290	57,100
Principal Amount		Value
Automotive Retail–(continued)
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	$56,000	$54,376
6.38%, 01/15/2030(b)	51,000	52,351
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	28,000	27,514
8.25%, 08/01/2031(b)	50,000	53,048
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	53,000	52,553
4.38%, 01/15/2031(b)	56,000	53,259
		350,201
Broadcasting–0.63%
Gray Media, Inc., 9.63%, 07/15/2032(b)	15,000	15,089
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	30,000	31,161
9.38%, 08/01/2032(b)	20,000	21,074
		67,324
Broadline Retail–1.01%
Macy’s Retail Holdings LLC,
7.38%, 08/01/2033(b)	52,000	53,458
6.70%, 07/15/2034(b)	63,000	55,050
		108,508
Building Products–0.48%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	52,000	51,445
Cable & Satellite–2.99%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 02/01/2032(b)	59,000	54,767
4.50%, 05/01/2032	61,000	55,820
4.50%, 06/01/2033(b)	104,000	92,847
4.25%, 01/15/2034(b)	63,000	54,749
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	26,000	25,890
10.00%, 02/15/2031(b)	27,000	26,858
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	10,000	10,254
		321,185
Casinos & Gaming–2.24%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	189,698
Voyager Parent LLC, 9.25%, 07/01/2032(b)	49,000	51,744
		241,442
Commercial & Residential Mortgage Finance–2.19%
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	49,000	50,317
7.13%, 02/01/2032(b)	50,000	52,157
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	28,000	27,027
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	52,000	53,540
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	$51,000	$53,099
		236,140
Construction & Engineering–0.49%
AECOM, 6.00%, 08/01/2033(b)	52,000	53,110
Construction Machinery & Heavy Transportation Equipment– 0.49%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	51,000	52,484
Consumer Finance–3.24%
EZCORP, Inc., 7.38%, 04/01/2032(b)	100,000	105,688
FirstCash, Inc., 6.88%, 03/01/2032(b)	75,000	77,920
Navient Corp.,
5.00%, 03/15/2027	38,000	37,748
9.38%, 07/25/2030	17,000	18,791
OneMain Finance Corp.,
6.63%, 05/15/2029	14,000	14,414
4.00%, 09/15/2030	34,000	31,451
6.75%, 03/15/2032	25,000	25,624
7.13%, 09/15/2032	35,000	36,488
		348,124
Diversified Banks–0.50%
Citigroup, Inc., Series Y, 4.15%(d)(e)	55,000	53,818
Diversified Financial Services–5.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	150,000	157,136
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	26,000	26,834
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	102,000	105,825
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	74,000	76,233
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	11,000	11,059
6.75%, 05/01/2033(b)	91,000	94,093
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	74,000	77,842
		549,022
Diversified REITs–0.97%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	57,000	54,842
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	38,000	40,010
8.63%, 06/15/2032(b)	10,000	9,842
		104,694
Diversified Support Services–0.96%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	75,000	76,859
7.75%, 03/15/2031(b)	25,000	26,266
		103,125
Electric Utilities–3.29%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	77,000	78,459
Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Corp., 6.45%, 09/01/2054(d)	$53,000	$55,007
Entergy Corp., 7.13%, 12/01/2054(d)	51,000	53,242
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	71,000	71,073
5.00%, 07/31/2027(b)	22,000	21,954
7.75%, 10/15/2031(b)	70,000	74,418
		354,153
Electrical Components & Equipment–1.24%
EnerSys,
4.38%, 12/15/2027(b)	57,000	56,050
6.63%, 01/15/2032(b)	23,000	23,719
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	52,000	53,840
		133,609
Electronic Components–0.45%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	48,757
Electronic Manufacturing Services–0.74%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	77,000	79,177
Environmental & Facilities Services–1.49%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	110,000	107,316
3.50%, 09/01/2028(b)	55,000	53,307
		160,623
Gold–1.01%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	104,000	108,483
Health Care Equipment–0.19%
Hologic, Inc., 3.25%, 02/15/2029(b)	22,000	21,033
Health Care Facilities–1.20%
Select Medical Corp., 6.25%, 12/01/2032(b)	50,000	50,333
Tenet Healthcare Corp., 6.75%, 05/15/2031	76,000	79,043
		129,376
Health Care REITs–0.59%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	54,000	53,140
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	10,000	10,492
		63,632
Health Care Services–0.98%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	25,000	22,432
4.75%, 02/15/2031(b)	35,000	29,866
DaVita, Inc.,
6.88%, 09/01/2032(b)	26,000	26,918
6.75%, 07/15/2033(b)	25,000	25,930
		105,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Health Care Supplies–0.74%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	$28,000	$26,904
5.25%, 10/01/2029(b)	53,000	52,520
		79,424
Homebuilding–0.50%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	54,000	53,882
Hotel & Resort REITs–1.13%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	52,000	53,746
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	56,000	52,590
Service Properties Trust, 8.88%, 06/15/2032	15,000	15,490
		121,826
Hotels, Resorts & Cruise Lines–2.93%
Carnival Corp.,
5.75%, 08/01/2032(b)	80,000	81,420
6.13%, 02/15/2033(b)	126,000	129,469
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	102,000	104,158
		315,047
Household Appliances–0.49%
Whirlpool Corp., 4.75%, 02/26/2029	53,000	52,366
Housewares & Specialties–0.75%
Newell Brands, Inc.,
6.63%, 09/15/2029	26,000	26,175
6.38%, 05/15/2030	55,000	54,380
		80,555
Independent Power Producers & Energy Traders–1.80%
Calpine Corp., 5.13%, 03/15/2028(b)	79,000	78,992
Vistra Corp.,
8.00%(b)(d)(e)	26,000	26,556
Series C, 8.88%(b)(d)(e)	81,000	88,313
		193,861
Industrial Machinery & Supplies & Components–2.23%
Enpro, Inc., 6.13%, 06/01/2033(b)	104,000	106,383
ESAB Corp., 6.25%, 04/15/2029(b)	77,000	79,269
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	56,000	54,546
		240,198
Insurance Brokers–1.46%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031(b)	78,000	80,735
HUB International Ltd., 7.25%, 06/15/2030(b)	73,000	76,404
		157,139
Integrated Telecommunication Services–3.84%
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	58,000	58,577
7.00%, 03/31/2034(b)	27,833	28,047
Maya S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	215,329
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	$53,000	$54,998
7.72%, 06/04/2038	51,000	55,744
		412,695
Interactive Media & Services–0.98%
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	50,000	43,181
5.05%, 03/15/2042	76,000	51,267
5.14%, 03/15/2052	17,000	10,601
		105,049
Internet Services & Infrastructure–0.19%
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	10,000	10,046
9.00%, 02/01/2031(b)	10,000	9,913
		19,959
Leisure Facilities–0.52%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	55,000	55,768
Metal, Glass & Plastic Containers–1.90%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	200,166
LABL, Inc., 8.63%, 10/01/2031(b)	6,000	4,435
		204,601
Movies & Entertainment–0.98%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	58,000	53,211
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	55,000	52,233
		105,444
Multi-line Insurance–0.73%
Acrisure LLC, 7.50%, 11/06/2030(b)	76,000	78,813
Multi-Utilities–0.48%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	50,000	51,329
Oil & Gas Drilling–0.70%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	50,904
Transocean, Inc., 8.75%, 02/15/2030(b)	23,250	24,629
		75,533
Oil & Gas Equipment & Services–0.52%
Tidewater, Inc., 9.13%, 07/15/2030(b)	52,000	55,523
Oil & Gas Exploration & Production–2.17%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	49,000	51,145
Caturus Energy LLC, 8.50%, 02/15/2030(b)	51,000	52,956
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	53,000	52,294
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	50,000	52,249
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	24,286	24,970
		233,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–0.73%
Sunoco L.P., 6.25%, 07/01/2033(b)	$77,000	$78,744
Oil & Gas Storage & Transportation–6.94%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	50,000	51,741
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	55,000	55,076
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	51,000	54,341
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	4,000	4,236
7.88%, 05/15/2032	33,000	34,274
8.00%, 05/15/2033	39,000	40,764
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	55,000	56,336
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	51,000	53,215
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	52,000	53,611
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	71,000	77,355
9.00%(b)(d)(e)	51,500	51,174
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	150,000	156,689
6.75%, 01/15/2036(b)	55,000	57,754
		746,566
Other Specialized REITs–0.50%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	56,000	53,310
Other Specialty Retail–0.11%
SGUS LLC, 11.00%, 12/15/2029(b)	13,710	12,188
Packaged Foods & Meats–0.50%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	57,000	53,656
Paper & Plastic Packaging Products & Materials–0.48%
Sealed Air Corp.,
5.00%, 04/15/2029(b)	26,000	25,809
6.88%, 07/15/2033(b)	24,000	25,941
		51,750
Passenger Airlines–0.97%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	78,000	78,479
CHC Group LLC, 11.75%, 09/01/2030(b)	26,000	25,907
		104,386
Pharmaceuticals–1.61%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	38,000	39,487
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	60,000	61,810
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	14,000	14,696
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	49,000	52,227
Principal Amount		Value
Pharmaceuticals–(continued)
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	$6,000	$5,283
		173,503
Real Estate Development–0.98%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	54,723
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	50,862
		105,585
Reinsurance–0.51%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	56,000	55,112
Renewable Electricity–0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	50,744
Research & Consulting Services–0.50%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	57,000	53,898
Security & Alarm Services–0.49%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	51,000	52,873
Specialized Consumer Services–0.75%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	85,000	80,267
Specialized Finance–0.53%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	6,000	4,578
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	49,000	52,102
		56,680
Specialty Chemicals–0.53%
Celanese US Holdings LLC, 7.20%, 11/15/2033	50,000	52,058
Wayfair LLC, 7.25%, 10/31/2029(b)	5,000	5,110
		57,168
Steel–0.49%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	13,000	13,212
7.00%, 03/15/2032(b)	40,000	39,816
		53,028
Technology Hardware, Storage & Peripherals–0.09%
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)	7,000	4,560
8.88%, 11/30/2029(b)	8,000	4,902
		9,462
Telecom Tower REITs–0.49%
SBA Communications Corp., 3.13%, 02/01/2029	56,000	52,670
Trading Companies & Distributors–1.70%
Air Lease Corp., Series B, 4.65%(d)(e)	80,000	79,322
Aircastle Ltd., 5.25%(b)(d)(e)	104,000	103,595
		182,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SMA High Yield Bond Fund

	Principal Amount		Value
Transaction & Payment Processing Services–0.48%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)		$50,000	$51,874
Wireless Telecommunication Services–1.01%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)		117,000	108,493
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,408,199)			9,610,925
Non-U.S. Dollar Denominated Bonds & Notes–4.59%(g)
Cable & Satellite–1.10%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	EUR	100,000	118,271
Metal, Glass & Plastic Containers–1.11%
Ball Corp., 4.25%, 07/01/2032	EUR	100,000	119,465
Specialized Consumer Services–1.07%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 4.13%, 02/15/2031(b)	EUR	100,000	115,807
	Principal Amount		Value
Wireless Telecommunication Services–1.31%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	125,000	$140,564
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $449,669)			494,107
	Shares
Exchange-Traded Funds–2.92%
Invesco Senior Loan ETF (Cost $311,700)(h)		15,000	313,800
Money Market Funds–2.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(h)(i)		79,391	79,391
Invesco Treasury Portfolio, Institutional Class, 4.17%(h)(i)		147,334	147,334
Total Money Market Funds (Cost $226,725)			226,725
TOTAL INVESTMENTS IN SECURITIES–98.96% (Cost $10,396,293)			10,645,557
OTHER ASSETS LESS LIABILITIES—1.04%			111,384
NET ASSETS–100.00%			$10,756,941
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2025 was $8,501,178, which represented 79.03% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$311,700	$-	$2,100	$-	$313,800	$9,731
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,921	1,297,446	(1,329,976)	-	-	79,391	2,041
Invesco Treasury Portfolio, Institutional Class	207,692	2,409,541	(2,469,899)	-	-	147,334	3,728
Total	$319,613	$4,018,687	$(3,799,875)	$2,100	$-	$540,525	$15,500

(i)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
10/31/2025	Citibank, N.A.	EUR	403,000	USD	474,772	$1,556
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SMA High Yield Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
10/31/2025	Citibank, N.A.	USD	23,226	EUR	20,000	$259
Total Forward Foreign Currency Contracts						$1,815

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SMA High Yield Bond Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,857,868)	$10,105,032
Investments in affiliates, at value (Cost $538,425)	540,525
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,815
Cash	4,181
Foreign currencies, at value (Cost $5,749)	6,020
Receivable for:
Fund expenses absorbed	26,241
Dividends	852
Interest	163,801
Investment for trustee deferred compensation and retirement plans	9,788
Other assets	14,963
Total assets	10,873,218
Liabilities:
Payable for:
Dividends	62,855
Fund shares reacquired	2,042
Accrued fees to affiliates	443
Accrued trustees’ and officers’ fees and benefits	1,875
Accrued other operating expenses	39,274
Trustee deferred compensation and retirement plans	9,788
Total liabilities	116,277
Net assets applicable to shares outstanding	$10,756,941
Net assets consist of:
Shares of beneficial interest	$10,536,901
Distributable earnings	220,040
$10,756,941
Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,052,484
Net asset value and offering price per share	$10.22
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SMA High Yield Bond Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$335,465
Dividends from affiliated money market funds	15,500
Total investment income	350,965
Expenses:
Administrative services fees	791
Custodian fees	1,929
Transfer agent fees	1,623
Trustees’ and officers’ fees and benefits	10,557
Registration and filing fees	10,267
Reports to shareholders	3,246
Professional services fees	40,371
Other	1,239
Total expenses	70,023
Less: Expenses reimbursed	(70,023)
Net expenses	—
Net investment income	350,965
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(16,769)
Foreign currencies	2,432
Forward foreign currency contracts	(25,449)
(39,786)
Change in net unrealized appreciation of:
Unaffiliated investment securities	50,026
Affiliated investment securities	2,100
Foreign currencies	327
Forward foreign currency contracts	1,286
53,739
Net realized and unrealized gain	13,953
Net increase in net assets resulting from operations	$364,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SMA High Yield Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$350,965	$739,099
Net realized gain (loss)	(39,786)	203,279
Change in net unrealized appreciation (depreciation)	53,739	(50,305)
Net increase in net assets resulting from operations	364,918	892,073
Distributions to shareholders from distributable earnings	(373,717)	(883,023)
Net increase in net assets resulting from share transactions	175,989	360,902
Net increase in net assets	167,190	369,952
Net assets:
Beginning of period	10,589,751	10,219,799
End of period	$10,756,941	$10,589,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SMA High Yield Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended August 31, 2025	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
Net asset value, beginning of period	$10.23	$10.22	$10.00
Net investment income(b)	0.34	0.73	0.77
Net gains on securities (both realized and unrealized)	0.01	0.14	0.24
Total from investment operations	0.35	0.87	1.01
Less:
Dividends from net investment income	(0.36)	(0.74)	(0.78)
Distributions from net realized gains	—	(0.12)	(0.01)
Total distributions	(0.36)	(0.86)	(0.79)
Net asset value, end of period	$10.22	$10.23	$10.22
Total return(c)	3.51%	8.85%	10.35%
Net assets, end of period (000’s omitted)	$10,757	$10,590	$10,220
Portfolio turnover rate(d)	73%	126%	123%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00%(e)	0.00%	0.01%(e)
Without fee waivers and/or expense reimbursements	1.32%(e)	1.51%	2.65%(e)
Ratio of net investment income to average net assets	6.63%(e)	7.05%	7.55%(e)

(a)	Commencement date of March 1, 2023.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SMA High Yield Bond Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SMA High Yield Bond Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund commenced operations on March 1, 2023. Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts ("SMAs") for which Invesco Advisers, Inc (the "Adviser" or "Invesco") or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco SMA High Yield Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development,
13
Invesco SMA High Yield Bond Fund

and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
J.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee.  However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.
The Adviser has entered into a master sub-advisory agreement with each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers"). Because the Adviser does not receive a fee from the Fund for providing investment advisory services pursuant to its investment advisory agreement with the Trust, the Affiliated Sub-Advisers will not receive compensation for providing investment management services to the Fund.
Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
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Invesco SMA High Yield Bond Fund

Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser reimbursed expenses of $70,023.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,610,925	$—	$9,610,925
Non-U.S. Dollar Denominated Bonds & Notes	—	494,107	—	494,107
Exchange-Traded Funds	313,800	—	—	313,800
Money Market Funds	226,725	—	—	226,725
Total Investments in Securities	540,525	10,105,032	—	10,645,557
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,815	—	1,815
Total Investments	$540,525	$10,106,847	$—	$10,647,372

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,815
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,815
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Invesco SMA High Yield Bond Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$1,815	$1,815	$—	$—	$1,815
Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(25,449)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,286
Total	$(24,163)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$382,920

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of February 28, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $7,648,272 and $7,494,871, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$274,325
Aggregate unrealized (depreciation) of investments	(34,420)
Net unrealized appreciation of investments	$239,905
Cost of investments for tax purposes is $10,407,467.
16
Invesco SMA High Yield Bond Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold	21,044	$213,888	41,782	$429,628
Reacquired	(3,732)	(37,899)	(6,611)	(68,726)
Net increase in share activity	17,312	$175,989	35,171	$360,902

(a)	95% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
17
Invesco SMA High Yield Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Trust (Invesco Investment Securities Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SMA High Yield Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts,    the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel)  and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered that the Fund is only offered and sold to wrap fee, separately managed and other discretionary investment account (collectively, “SMA”) clients where Invesco Advisers (or one of its affiliates) has an agreement with the program sponsor or directly with the client to provide investment management services to the SMA.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board noted that the Fund had recently commenced operations in February 2023 and that therefore performance information for the Fund was limited.  The Board compared the Fund’s investment performance for the one year period ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index (Index). The Board noted that performance of Fund was in the fourth quintile of its performance universe for the one year period.  The Board noted that performance of the Fund was reasonably comparable to the performance of the Index for the one year period.  The Board also considered information provided by Invesco Advisers regarding the role that the Fund plays in SMAs managed by Invesco Advisers or an affiliate.  The Board acknowledged that, because the Fund is designed to meet the specialized investment objectives of SMA clients by providing access to the relevant fixed-income market segment, certain principal
18
Invesco SMA High Yield Bond Fund

investment strategies of the Fund are different from other Invesco Funds investing in high yield bond markets.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement. The Board considered that the Fund is available for investment only by investors as a part of an SMA arrangement managed by Invesco Advisers or an affiliate, and that because Invesco Advisers (or one of its affiliates) receives fees from SMA clients invested in the Fund at the SMA level, the Fund is not charged an advisory fee by Invesco Advisers to avoid duplication of fees at the Fund and SMA level.
The Board considered that Invesco Advisers contractually agreed to an expense limit for the Fund so that the Fund’s total expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund incurs but does not actually pay because of an expense offset arrangement and (vi) acquired fund fees and expenses, in each case if applicable) are equal to 0.0% of average daily net assets.  The Board noted that such expense limit was permanent and had no expiration date.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, but that Invesco Advisers does receive fees that are charged at the SMA level.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers and Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.  The Board also noted that the Fund benefits from economies of scale through Invesco Advisers’ commitment to waive fees or reimburse expenses so that the Fund’s total expenses (other than the excluded items referred to above) are equal to 0.0% of average daily net assets.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers and its affiliates do not make a profit from managing the Fund because no advisory fee is charged to the Fund and other fees payable to Invesco Advisers or its affiliates by the Fund are either waived or reimbursed to the Fund, although Invesco Advisers does receive fees at the SMA level.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the revenue Invesco Advisers (or its affiliates) receives from SMA clients invested in the Fund at the SMA level and the potential growth of Invesco Advisers’ and its affiliates’ SMA business because the Fund may enhance their ability to personalize the SMA client experience and provide investment exposure ordinarily unavailable in SMAs.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers, and that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
Invesco SMA High Yield Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco SMA High Yield Bond Fund

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
SMAHYB-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2025
Invesco U.S. Government Money Portfolio
Nasdaq:
Invesco Cash Reserve: GMQXX ■ C: GMCXX ■ R: GMLXX ■ Y: OMBXX ■ R6: GMRXX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-21.50%
U.S. Treasury Bills-17.78%(a)
U.S. Treasury Bills	4.30%	09/02/2025	$8,500	$8,498,987
U.S. Treasury Bills	4.32%	09/30/2025	12,000	11,958,530
U.S. Treasury Bills	4.22%	10/02/2025	5,000	4,982,550
U.S. Treasury Bills	4.26%	10/07/2025	12,000	11,949,180
U.S. Treasury Bills	4.15%	10/16/2025	12,000	11,939,100
U.S. Treasury Bills	4.23%	10/21/2025	10,000	9,941,597
U.S. Treasury Bills	4.28%-4.29%	10/30/2025	12,000	11,919,252
U.S. Treasury Bills	4.16%	12/09/2025	25,000	24,717,781
U.S. Treasury Bills	4.10%	12/16/2025	18,000	17,785,350
U.S. Treasury Bills	4.06%	02/05/2026	24,000	23,583,427
U.S. Treasury Bills	4.05%	02/12/2026	13,000	12,764,888
U.S. Treasury Bills	4.03%	02/19/2026	2,000	1,962,522
U.S. Treasury Bills	3.99%	02/26/2026	12,000	11,767,888
U.S. Treasury Bills	4.11%	03/19/2026	9,500	9,292,833
U.S. Treasury Bills	4.09%	04/16/2026	5,000	4,875,781
U.S. Treasury Bills	4.08%	06/11/2026	6,000	5,814,399
U.S. Treasury Bills	4.08%-4.12%	07/09/2026	12,000	11,591,035
U.S. Treasury Bills	3.89%-3.92%	08/06/2026	10,500	10,127,759
				205,472,859
U.S. Treasury Floating Rate Notes-0.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.31%	10/31/2025	1,000	1,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(b)	4.30%	04/30/2027	5,000	5,001,994
				6,001,994
U.S. Treasury Notes-3.20%
U.S. Treasury Notes	0.25%	09/30/2025	8,000	7,974,762
U.S. Treasury Notes	0.75%	04/30/2026	5,000	4,895,285
U.S. Treasury Notes	4.13%	06/15/2026	6,000	6,002,135
U.S. Treasury Notes	4.63%	06/30/2026	13,000	13,047,367
U.S. Treasury Notes	4.50%	07/15/2026	5,000	5,025,135
				36,944,684
Total U.S. Treasury Securities (Cost $248,419,537)				248,419,537
U.S. Government Sponsored Agency Securities-17.70%
Federal Farm Credit Bank (FFCB)-15.06%
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	11/28/2025	5,500	5,500,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.50%	12/01/2025	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/15/2025	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.49%	12/29/2025	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.49%	01/12/2026	4,500	4,500,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(b)	4.39%	01/16/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	02/02/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	02/12/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	03/12/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.43%	05/21/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	06/03/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	08/26/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	09/09/2026	3,500	3,500,000
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(b)	4.38%	09/17/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	10/06/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	10/15/2026	3,000	3,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	11/23/2026	$2,000	$2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/02/2026	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	12/07/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/09/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.48%	12/30/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	01/27/2027	3,500	3,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	02/03/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.46%	02/10/2027	7,000	7,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	03/11/2027	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/24/2027	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	4.41%	03/26/2027	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	4.42%	04/09/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	05/13/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	05/14/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.44%	05/27/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.45%	07/21/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.47%	09/02/2027	4,000	4,000,000
				174,000,000
Federal Home Loan Bank (FHLB)-2.64%
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.42%	09/19/2025	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/08/2025	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.49%	12/11/2025	4,500	4,500,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	4.47%	02/09/2026	3,000	3,000,000
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.44%	05/13/2026	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.48%	09/24/2026	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.11%)(b)	4.45%	07/16/2027	5,000	5,000,000
				30,500,000
Total U.S. Government Sponsored Agency Securities (Cost $204,500,000)				204,500,000
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.55%
Federal Home Loan Mortgage Corp. (FHLMC)-1.47%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.44%	02/09/2026	7,000	7,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	09/04/2026	6,000	6,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.48%	10/29/2026	4,000	4,000,000
				17,000,000
Federal National Mortgage Association (FNMA)-2.08%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.44%	06/18/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	08/21/2026	8,500	8,500,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	09/11/2026	3,500	3,500,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	10/23/2026	5,000	5,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.48%	12/11/2026	3,000	3,000,000
				24,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $41,000,000)				41,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-42.75% (Cost $493,919,537)				493,919,537
			Repurchase Amount
Repurchase Agreements-57.48%(c)
Banco Santander, joint agreement dated 08/29/2025, aggregate maturing value of $1,000,482,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,491,867; 0.00% - 9.00%; 10/14/2025 - 08/01/2056)	4.34%	09/02/2025	100,048,222	100,000,000
BMO Capital Markets Corp., joint term agreement dated 08/29/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage-backed securities valued at $1,530,000,006; 0.13% - 5.85%; 05/20/2031 - 11/20/2072)(d)	4.38%	10/03/2025	25,106,458	25,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,501,233,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,006; 0.00% - 8.00%; 09/04/2025 - 04/20/2065)(d)(e)	4.44%	09/02/2025	$25,012,333	$25,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,863,333 (collateralized by U.S. Treasury obligations valued at $1,785,000,406; 0.38% - 5.00%; 08/31/2025 - 05/15/2053)(d)(e)	4.44%	09/02/2025	10,004,933	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/29/2025, aggregate maturing value of $500,241,111 (collateralized by agency mortgage-backed securities valued at $510,000,001; 5.00% - 6.00%; 02/01/2053 - 04/01/2055)	4.34%	09/02/2025	115,055,456	115,000,000
Mizuho Securities (USA) LLC, joint agreement dated 08/29/2025, aggregate maturing value of $400,192,889 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $408,000,102; 2.00% - 7.00%; 01/01/2026 - 09/01/2055)	4.34%	09/02/2025	100,048,222	100,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,035,905,000 (collateralized by U.S. Treasury obligations valued at $1,020,657,998; 0.00% - 4.75%; 09/04/2025 - 08/15/2055)(d)	3.87%	07/27/2026	12,430,860	12,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $1,569,780,100 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,547,152,184; 0.00% - 6.00%; 10/02/2025 - 08/15/2055)(d)	3.87%	07/24/2026	12,425,700	12,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,560,660,355; 0.00% - 7.00%; 09/25/2025 - 08/15/2055)(d)	4.17%	10/31/2025	11,295,607	11,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,567,124,654; 0.85% - 7.00%; 11/30/2026 - 01/07/2062)(d)	4.20%	09/30/2025	11,257,950	11,000,000
Standard Chartered Bank, joint agreement dated 08/29/2025, aggregate maturing value of $3,001,446,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,061,475,600; 0.00% - 6.00%; 09/16/2025 - 09/01/2055)	4.34%	09/02/2025	115,055,456	115,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/29/2025, aggregate maturing value of $5,302,555,778 (collateralized by agency mortgage-backed securities valued at $5,436,494,182; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.34%	09/02/2025	18,108,728	18,100,000
TD Securities (USA) LLC, joint term agreement dated 08/27/2025, aggregate maturing value of $480,407,867 (collateralized by agency mortgage-backed securities valued at $489,600,001; 1.00% - 8.40%; 08/20/2040 - 11/16/2065)(d)	4.37%	09/03/2025	110,093,469	110,000,000
Total Repurchase Agreements (Cost $664,100,000)				664,100,000
TOTAL INVESTMENTS IN SECURITIES(f)-100.23% (Cost $1,158,019,537)				1,158,019,537
OTHER ASSETS LESS LIABILITIES-(0.23)%				(2,607,306)
NET ASSETS-100.00%				$1,155,412,231
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco U.S. Government Money Portfolio

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$493,919,537
Repurchase agreements, at value and cost	664,100,000
Cash	3,771
Receivable for:
Fund shares sold	519,287
Interest	2,673,739
Fund expenses absorbed	80,391
Investment for trustee deferred compensation and retirement plans	117,031
Total assets	1,161,413,756
Liabilities:
Payable for:
Investments purchased	4,000,000
Fund shares reacquired	927,229
Dividends	58,080
Accrued fees to affiliates	770,266
Accrued trustees’ and officers’ fees and benefits	5,601
Accrued operating expenses	61,178
Trustee deferred compensation and retirement plans	179,171
Total liabilities	6,001,525
Net assets applicable to shares outstanding	$1,155,412,231
Net assets consist of:
Shares of beneficial interest	$1,155,661,450
Distributable earnings (loss)	(249,219)
$1,155,412,231
Net Assets:
Invesco Cash Reserve	$47,937,649
Class C	$7,015,507
Class R	$13,586,895
Class Y	$1,084,450,188
Class R6	$2,421,992
Shares outstanding, no par value, unlimited number of shares authorized:
Invesco Cash Reserve	47,939,826
Class C	7,015,798
Class R	13,587,504
Class Y	1,084,496,678
Class R6	2,422,093
Net asset value, offering and redemption price per share for each class	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco U.S. Government Money Portfolio

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)
Investment income:
Interest	$25,939,560
Expenses:
Advisory fees	2,459,313
Administrative services fees	257,897
Custodian fees	7,192
Distribution fees:
Invesco Cash Reserve	37,638
Class C	32,335
Class R	33,910
Transfer agent fees - Invesco Cash Reserve, C, R and Y	1,118,715
Transfer agent fees - R6	145
Trustees’ and officers’ fees and benefits	14,981
Registration and filing fees	44,345
Reports to shareholders	56,531
Professional services fees	25,678
Other	5,554
Total expenses	4,094,234
Less: Fees waived and expense offset arrangement(s)	(578,844)
Net expenses	3,515,390
Net investment income	22,424,170
Net realized gain from unaffiliated investment securities	22,685
Net increase in net assets resulting from operations	$22,446,855
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)
	August 31, 2025	February 28, 2025
Operations:
Net investment income	$22,424,170	$53,900,252
Net realized gain	22,685	10,710
Net increase in net assets resulting from operations	22,446,855	53,910,962
Distributions to shareholders from distributable earnings:
Invesco Cash Reserve	(923,292)	(2,290,386)
Class C	(91,487)	(229,409)
Class R	(225,815)	(548,072)
Class Y	(21,164,613)	(50,820,762)
Class R6	(18,963)	(11,623)
Total distributions from distributable earnings	(22,424,170)	(53,900,252)
Share transactions-net:
Invesco Cash Reserve	(1,846,102)	(3,483,018)
Class C	1,076,868	(1,041,482)
Class R	(493,163)	1,199,202
Class Y	(18,784,668)	(51,719,495)
Class R6	2,159,857	250,022
Net increase (decrease) in net assets resulting from share transactions	(17,887,208)	(54,794,771)
Net increase (decrease) in net assets	(17,864,523)	(54,784,061)
Net assets:
Beginning of period	1,173,276,754	1,228,060,815
End of period	$1,155,412,231	$1,173,276,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco U.S. Government Money Portfolio

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Invesco Cash Reserve
Six months ended 08/31/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$(0.02)	$1.00	1.87%	$47,938	0.73%(c)	0.83%(c)	3.68%(c)
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.42	49,782	0.73	0.87	4.34
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.62	53,265	0.73	0.83	4.52
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.79	53,056	0.66	0.83	1.76
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	53,481	0.07	0.83	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.03	60,704	0.18	0.89	0.04
Class C
Six months ended 08/31/25	1.00	0.01	0.00	0.01	(0.01)	(0.01)	1.00	1.43	7,016	1.58 (c)	1.68 (c)	2.83 (c)
Year ended 02/28/25	1.00	0.03	0.00	0.03	(0.03)	(0.03)	1.00	3.54	5,939	1.58	1.72	3.49
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	3.73	6,980	1.58	1.68	3.67
Year ended 02/28/23	1.00	0.01	(0.00)	0.01	(0.01)	(0.01)	1.00	1.18	7,822	1.27	1.68	1.14
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	8,105	0.07	1.68	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.01	11,019	0.19	1.74	0.03
Class R
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	(0.02)	1.00	1.69	13,587	1.08 (c)	1.18 (c)	3.33 (c)
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.06	14,080	1.08	1.22	3.99
Year ended 02/29/24	1.00	0.04	(0.00)	0.04	(0.04)	(0.04)	1.00	4.25	12,881	1.08	1.18	4.17
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.53	6,791	0.93	1.18	1.48
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	5,042	0.07	1.18	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.02	5,857	0.19	1.24	0.03
Class Y
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	(0.02)	1.00	1.95	1,084,450	0.58 (c)	0.68 (c)	3.83 (c)
Year ended 02/28/25	1.00	0.04	0.00	0.04	(0.04)	(0.04)	1.00	4.58	1,103,214	0.58	0.72	4.49
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.77	1,154,923	0.58	0.68	4.67
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.91	1,224,628	0.53	0.68	1.88
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	1,283,313	0.07	0.68	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.04	1,470,499	0.18	0.74	0.04
Class R6
Six months ended 08/31/25	1.00	0.02	0.00	0.02	(0.02)	(0.02)	1.00	2.00	2,422	0.48 (c)	0.52 (c)	3.93 (c)
Year ended 02/28/25	1.00	0.05	0.00	0.05	(0.05)	(0.05)	1.00	4.70	262	0.48	0.53	4.59
Year ended 02/29/24	1.00	0.05	(0.00)	0.05	(0.05)	(0.05)	1.00	4.91	12	0.48	0.52	4.77
Year ended 02/28/23	1.00	0.02	(0.00)	0.02	(0.02)	(0.02)	1.00	1.99	10	0.45	0.51	1.97
Year ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	1.00	0.01	10	0.07	0.53	0.00
Year ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	1.00	0.05	10	0.16	0.57	0.06

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco U.S. Government Money Portfolio

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently consists of five different classes of shares: Invesco Cash Reserve, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class C shares are sold with a contingent deferred sales charges ("CDSC"). Invesco Cash Reserve, Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Invesco Cash Reserve shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
9
Invesco U.S. Government Money Portfolio

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $1.5 billion	0.375%
Over $3 billion	0.350%
*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2025, the effective advisory fees incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.
The Adviser has contractually agreed, through June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Invesco Cash Reserve, Class C, Class R, Class Y, and Class R6 shares to 0.73%, 1.58%, 1.08%, 0.58%, and 0.48%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended August 31, 2025, the Adviser contractually waived fund level expenses of $33 and class level expenses of $24,706, $3,185, $6,676, $544,100 and $145, of Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve, Class C and Class R shares (collectively the “Plans”). The Fund pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the average daily net assets of Invesco Cash Reserve shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial
10
Invesco U.S. Government Money Portfolio

Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Expenses under this agreement are shown as Distribution fees in the Statement of Operations.
CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2025, IDI advised the Fund that IDI imposed CDSC on redemptions by shareholders for Class C shares of $98.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $90,558.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$85,931	$-	$85,931

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Invesco U.S. Government Money Portfolio

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2025		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve	13,294,885	$13,294,885	31,023,752	$31,023,752
Class C	2,417,258	2,417,258	1,899,704	1,899,704
Class R	2,758,078	2,758,078	6,844,859	6,844,859
Class Y	98,513,544	98,513,544	194,136,716	194,136,716
Class R6	4,443,605	4,443,605	3,439,456	3,439,456
Issued as reinvestment of dividends:
Invesco Cash Reserve	892,747	892,747	2,173,382	2,173,382
Class C	90,437	90,437	224,767	224,767
Class R	223,550	223,550	542,800	542,800
Class Y	20,744,129	20,744,129	49,765,807	49,765,807
Class R6	18,765	18,765	11,167	11,167
Automatic Conversion of Class C shares to Invesco Cash Reserve shares:
Invesco Cash Reserve	255,841	255,841	590,294	590,294
Class C	(255,841)	(255,841)	(590,294)	(590,294)
Reacquired:
Invesco Cash Reserve	(16,289,575)	(16,289,575)	(37,270,446)	(37,270,446)
Class C	(1,174,986)	(1,174,986)	(2,575,659)	(2,575,659)
Class R	(3,474,791)	(3,474,791)	(6,188,457)	(6,188,457)
Class Y	(138,042,341)	(138,042,341)	(295,622,018)	(295,622,018)
Class R6	(2,302,513)	(2,302,513)	(3,200,601)	(3,200,601)
Net increase (decrease) in share activity	(17,887,208)	$(17,887,208)	(54,794,771)	$(54,794,771)
12
Invesco U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Securities Funds (Invesco Investment Securities Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco U.S. Government Money Portfolio’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe.  The Board noted that performance of Class Y shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of the Fund was reasonably comparable to the performance universe median for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
13
Invesco U.S. Government Money Portfolio

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class Y shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s actual and contractual management fees and total expenses.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate the application of advisory fee waivers/expense limitations to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
14
Invesco U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco U.S. Government Money Portfolio

SEC file number(s): 811-05686 and 033-39519
Invesco Distributors, Inc.
O-GMKT-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 7, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: November 7, 2025